Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.2%)
California (96.1%):
Abag Finance Authority for Nonprofit Corps. Revenue , 5 .50% , 12/1/30 , Continuously Callable
@100 (a) ......................................................... $ 1,300 $ 1,300
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 7/1/39 , Continuously Callable @100 ............................. 2,000 2,090
Alameda Corridor Transportation Authority Revenue , 0.00% , 10/1/50 , Continuously Callable
@100 (b) ......................................................... 1,250 688
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.) , Series A , 5 .85% , 12/1/40 ,
Callable 3/1/24 @ 100 (a) ............................................. 960 960
Albany Unified School District, GO
Series B , 5 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,000 2,081
Series B , 4 .00% , 8/1/46 , Continuously Callable @100 ......................... 1,500 1,503
Anaheim Public Financing Authority Revenue , Series A , 5 .00% , 5/1/46 , Pre-refunded  5/1/24
@ 100 ........................................................... 1,500 1,513
Bay Area Toll Authority Revenue , Series A , 4 .55% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (c) (d) ...................................................... 15,000 15,169
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,262
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,170
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (e) ................................................... 2,000 1,839
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 465
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 463
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 910
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,076
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,055
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,533
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 516
California Enterprise Development Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,830
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 659
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,028
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,101
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,686
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,938
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,328
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,700 1,555
Series A , 4 .00% , 8/15/50 , Continuously Callable @100 ........................ 2,000 1,972
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 13,619
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,050 1,074
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 2,300 2,343
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,953
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,342
Series D , 3 .65% ( MUNIPSA + 35 bps ) , 8/1/47 , (Put Date 8/1/24) (c) (d) .............. 2,250 2,230
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,140
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 551
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,642
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,835
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 872
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 764
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,825
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,013

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... $ 1,000 $ 983
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 544
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 781
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,918
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,107
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,588
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (e) ................................................... 7,470 7,625
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,009
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,006
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (e) ............................. 1,600 1,605
5 .00% , 8/1/41 , Pre-refunded  8/1/25 @ 100 (e) .............................. 150 155
5 .00% , 8/1/42 , Continuously Callable @100 (e) ............................. 1,000 1,013
5 .00% , 8/1/46 , Continuously Callable @100 (e) ............................. 2,050 2,050
5 .00% , 8/1/46 , Pre-refunded  8/1/25 @ 100 (e) .............................. 200 207
5 .00% , 8/1/52 , Continuously Callable @100 (e) ............................. 1,000 989
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (e) ....................... 1,370 1,382
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (e) ....................... 3,150 3,157
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,789
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,774
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 1,997
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,195
Series A , 5 .00% , 5/15/25 ............................................. 2,180 2,213
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,402
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,020
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,770
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,026
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,564
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,085
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,979
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,235
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,006
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 759
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (e) ........................................ 1,750 1,418
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 1,250 1,100
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 640 563
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,355
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,073
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-8107 , 3 .25% , 10/1/58 ,
Callable 12/13/23 @ 100 (a) (e) ......................................... 400 400
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (e) .......... 2,000 2,058
City of San Mateo Special Tax (INS-Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,294
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 11/15/41 , Continuously Callable @100 .............................. 5,710 5,722
4 .00% , 11/15/44 , Continuously Callable @100 .............................. 5,000 5,001

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... $ 3,000 $ 2,746
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,033
County of Sacramento Airport System Revenue , Series B , 5 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,100 1,127
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% ,
9/1/38 , Continuously Callable @100 ..................................... 1,500 1,537
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,251
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (f) ........................................................ 15,000 10,485
1/15/35 (f) ........................................................ 7,500 4,998
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 4/1/46 , Continuously Callable @100 ......................... 1,225 1,200
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,025
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.) , 5 .00% , 8/1/45 ,
Continuously Callable @100 ........................................... 2,400 2,477
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,175
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,945
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,519
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 8/1/38 , Continuously Callable @100 ......................... 750 778
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 456
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 454
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 1,012
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,107
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,038
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,031
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,038
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 537
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,029
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,780
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,150
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,000 1,003
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,442
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,153
Los Angeles County Public Works Financing Authority Revenue
Series A , 5 .00% , 12/1/44 , Continuously Callable @100 ........................ 2,000 2,027
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 6,000 6,137
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,808
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,366
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,520
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,398
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,841
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,413
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,008
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,505

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (f) .................................................. $ 7,500 $ 6,089
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (f) ....... 12,230 9,383
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (f) ... 5,500 5,000
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 4,909
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/29 , Continuously Callable @100 ........... 2,000 2,097
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series F ,
5 .00% , 8/1/39 , Continuously Callable @100 ............................... 1,500 1,520
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,600
Regents of the University of California Medical Center Pooled Revenue (NBGA-University of
California Medical Center) , Series O-1 , 1 .75% , 5/15/45 , Callable 1/2/24 @ 100 (a) .... 6,200 6,200
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,769
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,645
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,156
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,258
Series A , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,625 1,631
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ...... 2,000 2,011
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,802
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,066
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,027
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,020 1,021
Series A , 5 .50% , 8/1/52 , Continuously Callable @100 ......................... 1,500 1,647
San Bruno Park School District, GO , Series A , 5 .00% , 8/1/48 , Continuously Callable @100 .. 3,000 3,091
San Diego County Regional Airport Authority Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,500 1,547
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 2,000 2,094
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,545
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,912
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,077
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,254
Santa Cruz County Redevelopment Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ........... 6,000 6,204
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,000 1,035
State of California, GO
5 .00% , 10/1/47 , Continuously Callable @100 ............................... 19,000 19,557
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 1,000 1,090
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 792
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,215
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,083
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,002
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build
America Mutual Assurance Co.) , 5 .00% , 9/1/40 , Continuously Callable @100 ....... 1,575 1,611

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... $ 7,500 $ 7,501
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 810 829
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,240
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 807
University of California Revenue , Series AL-2 , 2 .05% , 5/15/48 , Callable 1/2/24 @ 100 (a) ... 7,000 7,000
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,867
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual
Assurance Co.)
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 1,105 1,142
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 1,530 1,581
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,468
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series B ,
5 .00% , 8/1/44 , Pre-refunded  8/1/25 @ 100 ................................ 4,000 4,145
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,588
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,059
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 773
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4 .00% , 8/1/41 , Continuously Callable @100 .................. 6,000 6,007
480,332
Guam (2.5%):
Guam Government Waterworks Authority Revenue , 5 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 7,000 7,053
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,848
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,717
12,618
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (e) ......................................................... 3,000 3,017
Total Municipal Bonds (Cost $503,630)
a
a
a
495,967
Total Investments (Cost $503,630) — 99.2% 495,967
Other assets in excess of liabilities — 0.8% 4,119
NET ASSETS - 100.00% $ 500,086
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2023.
(d) Put Bond.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$28,578 (thousands) and amounted to 5.7% of net assets.
(f) Zero-coupon bond.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (36.9%)
Communication Services (3.8%):
Alphabet, Inc., Class C(a) ................................................. 48,312 $ 6,470
AT&T, Inc. ........................................................... 16,903 280
Cargurus, Inc.(a) ....................................................... 4,940 107
Comcast Corp., Class A .................................................. 20,164 845
IDT Corp., Class B(a) .................................................... 3,193 94
John Wiley & Sons, Inc., Class A ............................................ 2,606 79
Meta Platforms, Inc., Class A(a) ............................................ 12,681 4,149
Netflix, Inc.(a) ......................................................... 576 273
Shutterstock, Inc. ....................................................... 2,186 96
Sirius XM Holdings, Inc.(b) ............................................... 52,445 245
Thryv Holdings, Inc.(a) .................................................. 5,632 100
Verizon Communications, Inc. .............................................. 7,418 284
Yelp, Inc.(a) ........................................................... 2,431 106
Ziff Davis, Inc.(a) ....................................................... 1,284 82
ZipRecruiter, Inc.(a) ..................................................... 7,783 104
13,314
Consumer Discretionary (3.4%):
Academy Sports & Outdoors, Inc. ........................................... 2,367 120
Asbury Automotive Group, Inc.(a) ........................................... 573 120
AutoNation, Inc.(a) ..................................................... 3,238 438
AutoZone, Inc.(a) ....................................................... 317 827
Beazer Homes USA, Inc.(a) ............................................... 2,997 79
Best Buy Co., Inc. ...................................................... 4,030 286
Big 5 Sporting Goods Corp. ............................................... 6,083 36
Booking Holdings, Inc.(a) ................................................. 233 728
Cavco Industries, Inc.(a) .................................................. 372 105
Chegg, Inc.(a) ......................................................... 10,619 106
D.R. Horton, Inc. ....................................................... 4,430 566
Deckers Outdoor Corp.(a) ................................................. 763 507
Dillard's, Inc., Class A(b) ................................................. 272 94
Foot Locker, Inc. ....................................................... 2,541 68
Ford Motor Co. ........................................................ 26,424 271
General Motors Co. ..................................................... 9,766 309
G-III Apparel Group Ltd.(a) ............................................... 3,496 101
Group 1 Automotive, Inc. ................................................. 528 149
Hibbett, Inc. .......................................................... 1,885 118
Installed Building Products, Inc. ............................................ 1,096 165
KB Home ............................................................ 2,195 114
LCI Industries ......................................................... 937 102
Lennar Corp., Class A .................................................... 5,486 702
Lowe's Cos., Inc. ....................................................... 1,330 264
M/I Homes, Inc.(a) ...................................................... 1,043 110
McDonald's Corp. ...................................................... 974 275
MDC Holdings, Inc. ..................................................... 2,388 106
Murphy USA, Inc. ...................................................... 1,177 435
NVR, Inc.(a) .......................................................... 78 480
O'Reilly Automotive, Inc.(a) ............................................... 896 880
Perdoceo Education Corp. ................................................. 5,332 93
PulteGroup, Inc. ........................................................ 5,624 497
Signet Jewelers Ltd. ..................................................... 1,057 87
Smith & Wesson Brands, Inc. .............................................. 6,700 92
Starbucks Corp. ........................................................ 2,510 249
Steven Madden Ltd. ..................................................... 2,798 106
Taylor Morrison Home Corp.(a) ............................................ 3,424 154
The Home Depot, Inc. ................................................... 880 276
Toll Brothers, Inc. ...................................................... 5,602 481
TopBuild Corp.(a) ...................................................... 1,588 470
Tri Pointe Homes, Inc.(a) ................................................. 3,656 107
Ulta Beauty, Inc.(a) ..................................................... 663 282
Vista Outdoor, Inc.(a) .................................................... – —

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Williams-Sonoma, Inc. ................................................... 2,850 $ 535
Winnebago Industries, Inc. ................................................ 1,711 111
12,201
Consumer Staples (2.3%):
Altria Group, Inc. ....................................................... 22,360 940
Central Garden & Pet Co., Class A(a) ........................................ 2,261 82
Coca-Cola Consolidated, Inc. .............................................. 150 110
Colgate-Palmolive Co. ................................................... 8,414 663
Costco Wholesale Corp. .................................................. 1,870 1,108
Ingles Markets, Inc., Class A ............................................... 1,234 101
Kimberly-Clark Corp. .................................................... 4,824 597
PepsiCo, Inc. .......................................................... 1,595 268
Philip Morris International, Inc. ............................................. 8,685 811
The Kraft Heinz Co. ..................................................... 7,913 278
The Kroger Co. ........................................................ 12,523 554
The Procter & Gamble Co. ................................................ 8,661 1,330
USANA Health Sciences, Inc.(a) ............................................ 1,502 71
Vector Group Ltd. ...................................................... 8,882 95
Walmart, Inc. .......................................................... 6,313 983
7,991
Energy (1.6%):
APA Corp. ............................................................ 7,505 270
California Resources Corp. ................................................ 2,124 109
Callon Petroleum Co.(a) .................................................. 3,069 96
Chevron Corp. ......................................................... 1,898 273
Chord Energy Corp. ..................................................... 852 138
Civitas Resources, Inc. ................................................... 2,033 140
ConocoPhillips ........................................................ 7,346 849
CONSOL Energy, Inc. ................................................... 1,362 145
Crescent Energy Co., Class A(b) ............................................ 8,601 98
Devon Energy Corp. ..................................................... 6,074 273
EOG Resources, Inc. .................................................... 2,229 274
Exxon Mobil Corp. ..................................................... 2,628 270
Magnolia Oil & Gas Corp., Class A .......................................... 5,278 113
Marathon Oil Corp. ..................................................... 10,874 277
Marathon Petroleum Corp. ................................................ 6,069 905
Matador Resources Co. ................................................... 1,477 86
Murphy Oil Corp. ...................................................... 3,177 136
PBF Energy, Inc., Class A ................................................. 2,831 126
Peabody Energy Corp. ................................................... 4,424 105
Scorpio Tankers, Inc. .................................................... 1,736 95
SM Energy Co. ........................................................ 3,728 140
Teekay Corp.(a) ........................................................ 13,693 94
Valero Energy Corp. ..................................................... 5,597 702
Vital Energy, Inc.(a) ..................................................... 1,923 86
5,800
Financials (3.8%):
Aflac, Inc. ............................................................ 3,314 274
American Express Co. ................................................... 4,640 792
Ameriprise Financial, Inc. ................................................. 1,632 577
Aon PLC, Class A ...................................................... 805 264
Apollo Global Management, Inc. ............................................ 3,115 287
Arch Capital Group Ltd.(a) ................................................ 3,211 269
Ares Commercial Real Estate Corp. .......................................... 4,856 49
Artisan Partners Asset Management, Inc., Class A ................................ 2,782 105
B Riley Financial, Inc.(b) ................................................. 3,961 73
Bread Financial Holdings, Inc. ............................................. 3,531 99
Capital One Financial Corp. ............................................... 2,563 286
Cathay General Bancorp .................................................. 3,986 146
CNO Financial Group, Inc. ................................................ 4,168 110
Customers Bancorp, Inc.(a) ................................................ 2,597 117

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Discover Financial Services ............................................... 6,902 $ 642
Donnelley Financial Solutions, Inc.(a) ........................................ 2,358 139
Enova International, Inc.(a) ................................................ 2,941 121
Essent Group Ltd. ...................................................... 3,180 154
EVERTEC, Inc. ........................................................ 2,880 107
FactSet Research Systems, Inc. ............................................. 579 263
First Bancorp .......................................................... 8,632 130
Fiserv, Inc.(a) .......................................................... 2,155 281
Fulton Financial Corp. ................................................... 6,064 86
Genworth Financial, Inc.(a) ................................................ 24,462 144
Hancock Whitney Corp. .................................................. 2,982 123
Heartland Financial USA, Inc. .............................................. 3,902 121
Houlihan Lokey, Inc. .................................................... 1,004 108
International Bancshares Corp. ............................................. 3,374 151
Jackson Financial, Inc., Class A ............................................. 2,796 133
JPMorgan Chase & Co. .................................................. 11,861 1,851
Lakeland Financial Corp. ................................................. 1,367 76
Marsh & McLennan Cos., Inc. ............................................. 1,355 270
Mastercard, Inc., Class A ................................................. 679 281
Moelis & Co., Class A ................................................... 2,377 113
Morgan Stanley ........................................................ 3,383 268
MSCI, Inc. ........................................................... 513 267
OFG Bancorp ......................................................... 4,300 144
PennyMac Financial Services, Inc. .......................................... 1,322 103
PJT Partners, Inc., Class A ................................................ 1,154 104
Preferred Bank ......................................................... 1,551 96
PROG Holdings, Inc.(a) .................................................. 3,269 89
Radian Group, Inc. ...................................................... 4,336 112
Regions Financial Corp. .................................................. 16,727 279
RLI Corp. ............................................................ 774 105
Selective Insurance Group, Inc. ............................................. 1,371 139
Stewart Information Services Corp. .......................................... 2,002 95
T. Rowe Price Group, Inc. ................................................. 2,760 276
The Bancorp, Inc.(a) ..................................................... 2,627 103
The Bank of New York Mellon Corp. ......................................... 5,791 280
The Goldman Sachs Group, Inc. ............................................ 799 273
U.S. Bancorp .......................................................... 7,212 275
UMB Financial Corp. .................................................... 1,611 115
Valley National Bancorp .................................................. 14,350 131
Visa, Inc., Class A ...................................................... 5,804 1,490
13,486
Health Care (5.0%):
AbbVie, Inc. .......................................................... 9,873 1,406
ACADIA Pharmaceuticals, Inc.(a) ........................................... 4,594 102
Alector, Inc.(a) ......................................................... 9,872 54
Alkermes PLC(a) ....................................................... 4,563 110
Amgen, Inc. ........................................................... 4,084 1,101
AMN Healthcare Services, Inc.(a) ........................................... 1,568 106
Amneal Pharmaceuticals, Inc.(a) ............................................ 23,438 101
Amphastar Pharmaceuticals, Inc.(a) .......................................... 1,687 95
Arcellx, Inc.(a) ........................................................ 2,042 107
Arcus Biosciences, Inc.(a) ................................................. 6,590 99
Avanos Medical, Inc.(a) .................................................. 4,468 96
Bristol-Myers Squibb Co. ................................................. 5,292 261
Catalyst Pharmaceuticals, Inc.(a) ............................................ 6,748 97
Cencora, Inc. .......................................................... 4,070 828
Centene Corp.(a) ....................................................... 9,391 692
Collegium Pharmaceutical, Inc.(a) ........................................... 4,105 105
CorVel Corp.(a) ........................................................ 699 146
Cross Country Healthcare, Inc.(a) ........................................... 5,081 103
CVS Health Corp. ...................................................... 3,943 268
Dynavax Technologies Corp.(a) ............................................. 7,333 101

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Eagle Pharmaceuticals, Inc.(a) .............................................. 1,975 $ 12
Elevance Health, Inc. .................................................... 1,692 811
Eli Lilly & Co. ......................................................... 3,466 2,049
Embecta Corp. ......................................................... 5,040 92
Fulgent Genetics, Inc.(a) .................................................. 1,137 31
Gilead Sciences, Inc. .................................................... 12,941 991
Halozyme Therapeutics, Inc.(a) ............................................. 3,046 118
HCA Healthcare, Inc. .................................................... 1,119 280
IDEXX Laboratories, Inc.(a) ............................................... 575 268
Ironwood Pharmaceuticals, Inc.(a) ........................................... 10,968 109
iTeos Therapeutics, Inc.(a) ................................................ 6,398 60
Lantheus Holdings, Inc.(a) ................................................ 1,863 133
McKesson Corp. ....................................................... 1,157 545
Medpace Holdings, Inc.(a) ................................................ 371 100
Medtronic PLC ........................................................ 3,584 284
Merck & Co., Inc. ...................................................... 10,185 1,044
Mural Oncology PLC(a) .................................................. 456 2
Myriad Genetics, Inc.(a) .................................................. 5,694 109
Nuvalent, Inc., Class A(a) ................................................. 1,606 105
Omnicell, Inc.(a) ....................................................... 2,952 99
Option Care Health, Inc.(a) ................................................ 4,263 127
Owens & Minor, Inc.(a) .................................................. 5,758 115
Pfizer, Inc. ............................................................ 9,039 275
Prestige Consumer Healthcare, Inc.(a) ........................................ 1,994 114
Progyny, Inc.(a) ........................................................ 3,326 114
Select Medical Holdings Corp. ............................................. 4,322 98
SIGA Technologies, Inc. .................................................. 16,439 89
The Cigna Group ....................................................... 2,683 705
Thermo Fisher Scientific, Inc. .............................................. 566 281
U.S. Physical Therapy, Inc. ................................................ 816 69
UnitedHealth Group, Inc. ................................................. 3,083 1,705
Vanda Pharmaceuticals, Inc.(a) ............................................. 9,927 37
Veracyte, Inc.(a) ........................................................ 4,203 108
Vericel Corp.(a) ........................................................ 3,105 110
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,975 701
Waters Corp.(a) ........................................................ 1 —(c)
17,868
Industrials (3.6%):
3M Co. .............................................................. 2,796 277
ACCO Brands Corp. .................................................... 20,290 109
Applied Industrial Technologies, Inc. ......................................... 912 146
ArcBest Corp. ......................................................... 758 90
Atkore, Inc.(a) ......................................................... 1,112 144
BlueLinx Holdings, Inc.(a) ................................................ 1,628 143
Boise Cascade Co. ...................................................... 1,651 180
Cadre Holdings, Inc. ..................................................... 3,104 100
Caterpillar, Inc. ........................................................ 3,180 797
Cintas Corp. .......................................................... 1,524 843
Comfort Systems USA, Inc. ............................................... 788 153
Conduent, Inc.(a) ....................................................... 8,489 26
Copart, Inc.(a) ......................................................... 5,441 273
CRA International, Inc. ................................................... 1,126 107
Cummins, Inc. ......................................................... 1,204 270
Deere & Co. .......................................................... 710 259
Deluxe Corp. .......................................................... 6,248 114
Eagle Bulk Shipping, Inc.(b) ............................................... 2,392 109
EMCOR Group, Inc. .................................................... 482 102
Expeditors International of Washington, Inc. .................................... 4,592 553
Fastenal Co. ........................................................... 4,433 266
FedEx Corp. .......................................................... 2,813 728
General Dynamics Corp. .................................................. 1,094 270
GMS, Inc.(a) .......................................................... 1,789 121

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Illinois Tool Works, Inc. .................................................. 1,125 $ 273
Insperity, Inc. .......................................................... 1,160 132
JELD-WEN Holding, Inc.(a) ............................................... 6,943 111
Kforce, Inc. ........................................................... 1,730 121
Korn Ferry ........................................................... 2,302 119
Lockheed Martin Corp. ................................................... 602 270
Matson, Inc. .......................................................... 1,920 184
Mueller Industries, Inc. ................................................... 3,628 151
Old Dominion Freight Line, Inc. ............................................ 672 261
Otis Worldwide Corp. .................................................... 3,205 275
PACCAR, Inc. ......................................................... 9,250 849
Parker-Hannifin Corp. ................................................... 1,655 717
Rush Enterprises, Inc., Class A ............................................. 1,763 70
Simpson Manufacturing Co., Inc. ........................................... 989 165
Sterling Infrastructure, Inc.(a) .............................................. 1,641 104
Terex Corp. ........................................................... 2,450 121
Trane Technologies PLC .................................................. 3,117 703
TriNet Group, Inc.(a) .................................................... 1,168 135
UFP Industries, Inc. ..................................................... 1,599 175
United Parcel Service, Inc., Class B .......................................... 1,831 278
United Rentals, Inc. ..................................................... 1,598 761
W.W. Grainger, Inc. ..................................................... 1,020 802
12,957
Information Technology (10.6%):
ACI Worldwide, Inc.(a) .................................................. 3,226 86
Adeia, Inc. ............................................................ 10,906 100
Adobe, Inc.(a) ......................................................... 2,339 1,429
Agilysys, Inc.(a) ....................................................... 1,010 87
Amkor Technology, Inc. .................................................. 4,410 124
Apple, Inc. ........................................................... 50,235 9,542
Arista Networks, Inc.(a) .................................................. 1,259 277
Axcelis Technologies, Inc.(a) .............................................. 499 62
Badger Meter, Inc. ...................................................... 996 147
Belden, Inc. ........................................................... 1,622 108
Box, Inc., Class A(a) .................................................... 4,218 110
Broadcom, Inc. ........................................................ 1,820 1,685
Cadence Design Systems, Inc.(a) ............................................ 2,686 734
Cisco Systems, Inc. ..................................................... 31,791 1,538
Cognizant Technology Solutions Corp., Class A ................................. 9,229 650
CommVault Systems, Inc.(a) ............................................... 722 53
Diodes, Inc.(a) ......................................................... 1,656 110
Extreme Networks, Inc.(a) ................................................ 5,996 97
Fair Isaac Corp.(a) ...................................................... 624 679
Fortinet, Inc.(a) ........................................................ 5,338 281
Hewlett Packard Enterprise Co. ............................................. 17,095 289
HP, Inc. .............................................................. 9,536 280
Intel Corp. ............................................................ 6,213 278
InterDigital, Inc. ....................................................... 492 49
International Business Machines Corp. ........................................ 1,758 279
KLA Corp. ........................................................... 1,285 700
Knowles Corp.(a) ....................................................... 6,142 98
Kulicke & Soffa Industries, Inc. ............................................. 2,312 119
Micron Technology, Inc. .................................................. 3,510 267
Microsoft Corp. ........................................................ 28,389 10,757
Motorola Solutions, Inc. .................................................. 846 273
Napco Security Technologies, Inc. ........................................... 3,386 104
NVIDIA Corp. ......................................................... 7,390 3,456
ON Semiconductor Corp.(a) ............................................... 3,872 276
Oracle Corp. .......................................................... 2,344 272
Perficient, Inc.(a) ....................................................... 1,332 82
Photronics, Inc.(a) ...................................................... 5,580 118
QUALCOMM, Inc. ..................................................... 6,784 876

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Qualys, Inc.(a) ......................................................... 850 $ 157
Sanmina Corp.(a) ....................................................... 1,882 94
SolarWinds Corp.(a) ..................................................... 8,403 97
SPS Commerce, Inc.(a) ................................................... 455 78
Squarespace, Inc., Class A(a) .............................................. 2,943 83
Synaptics, Inc.(a) ....................................................... 867 88
Texas Instruments, Inc. ................................................... 1,771 270
TTM Technologies, Inc.(a) ................................................ 5,375 81
VeriSign, Inc.(a) ........................................................ 1,284 272
Vishay Intertechnology, Inc. ............................................... 5,272 117
Xerox Holdings Corp. ................................................... 6,998 98
37,907
Materials (1.2%):
Alpha Metallurgical Resources, Inc. .......................................... 599 168
Commercial Metals Co. .................................................. 2,842 129
Greif, Inc., Class A ...................................................... 1,483 104
Linde PLC ............................................................ 659 273
LyondellBasell Industries NV, Class A ........................................ 6,408 609
Nucor Corp. ........................................................... 5,291 899
O-I Glass, Inc.(a) ....................................................... 6,839 101
PPG Industries, Inc. ..................................................... 1,990 283
Steel Dynamics, Inc. ..................................................... 6,943 827
Sylvamo Corp. ......................................................... 1,909 96
The Mosaic Co. ........................................................ 7,316 263
The Sherwin-Williams Co. ................................................ 999 278
TimkenSteel Corp.(a) .................................................... 4,523 92
Tronox Holdings PLC ................................................... 6,860 87
Warrior Met Coal, Inc. ................................................... 2,496 140
4,349
Real Estate (0.7%):
Alexander & Baldwin, Inc. ................................................ 4,044 68
American Tower Corp. ................................................... 1,920 401
Armada Hoffler Properties, Inc. ............................................. 5,711 63
Compass, Inc., Class A(a) ................................................. 26,691 59
CTO Realty Growth, Inc. ................................................. 2,906 49
Equinix, Inc. .......................................................... 407 332
Gladstone Commercial Corp. .............................................. 4,420 55
Gladstone Land Corp. .................................................... 3,778 54
Independence Realty Trust, Inc. ............................................. 6,806 93
Innovative Industrial Properties, Inc. ......................................... 996 81
Invitation Homes, Inc. ................................................... 1 —(c)
Kimco Realty Corp. ..................................................... 1 —(c)
Kite Realty Group Trust .................................................. 5,271 111
Medical Properties Trust, Inc.(b) ............................................ 1,587 8
Net Lease Office Properties(a) .............................................. 32 —(c)
Opendoor Technologies, Inc.(a) ............................................. 29,891 90
Outfront Media, Inc. ..................................................... 6,208 76
Phillips Edison & Co., Inc. ................................................ 3,017 106
Prologis, Inc. .......................................................... 3,681 423
Ryman Hospitality Properties, Inc. ........................................... 1,283 129
Service Properties Trust .................................................. 9,311 67
STAG Industrial, Inc. .................................................... 2,900 104
Terreno Realty Corp. .................................................... 1,992 114
VICI Properties, Inc. .................................................... 1 —(c)
Vornado Realty Trust .................................................... 439 10
Weyerhaeuser Co. ...................................................... 1 —(c)
2,493
Utilities (0.9%):
ALLETE, Inc. ......................................................... 1,853 103
Consolidated Edison, Inc. ................................................. 2,947 266
DTE Energy Co. ....................................................... 2,598 270

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Edison International ..................................................... 9,013 $ 604
Entergy Corp. ......................................................... 2,722 276
Exelon Corp. .......................................................... 6,816 262
Northwestern Energy Group, Inc. ........................................... 2,007 101
ONE Gas, Inc. ......................................................... 1,717 99
Otter Tail Corp. ........................................................ 2,023 154
Sempra .............................................................. 3,720 271
The AES Corp. ........................................................ 14 —(c)
The Southern Co. ....................................................... 9,588 681
UGI Corp. ............................................................ 1 —(c)
3,087
Total Common Stocks (Cost $108,108)
a
a
a
131,453
Principal Amount
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes, 3.88%, 3/31/25(d) ....................................... $ 1,494 1,472
Total U.S. Treasury Obligations (Cost $1,498)
a
a
a
1,472
Shares
Exchange-Traded Funds (48.3%)
Invesco DB Commodity Index Tracking Fund .................................. 28,600 684
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 1,999
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 4,433
iShares 0-5 Year TIPS Bond ETF(b) ......................................... 6,145 601
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,537
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,169
iShares 7-10 Year Treasury Bond ETF ........................................ 11,250 1,051
iShares Core MSCI EAFE ETF ............................................. 103,179 6,970
iShares Core MSCI Emerging Markets ETF .................................... 10,672 530
iShares Core S&P 500 ETF ................................................ 36,146 16,570
iShares iBoxx High Yield Corporate Bond ETF(b) ............................... 33,046 2,502
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 8,329 715
iShares MSCI Canada ETF ................................................ 71,557 2,503
iShares MSCI International Momentum Factor ETF .............................. 146,564 4,905
iShares MSCI International Quality Factor ETF ................................. 165,207 5,908
iShares MSCI Japan ETF ................................................. 186,720 11,691
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 430,014 11,610
Schwab Fundamental International Large Co. Index ETF ........................... 829,619 27,352
Schwab Fundamental International Small Co. Index ETF ........................... 91,800 3,070
SPDR Gold Shares(a)(b) .................................................. 18,782 3,545
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 824
United States Oil Fund LP(a) .............................................. 39,018 2,737
Vanguard FTSE Developed Markets ETF ...................................... 510,908 23,481
Vanguard FTSE Emerging Markets ETF ...................................... 308,177 12,521
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 965
Vanguard Real Estate ETF(b) .............................................. 14,518 1,187
Vanguard S&P 500 ETF .................................................. 30,642 12,851
Vanguard Short-Term Corporate Bond ETF .................................... 4,740 362
Vanguard Total Bond Market ETF ........................................... 15,619 1,116
Vanguard Total Stock Market ETF ........................................... 21,303 4,820
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 792
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,464
Total Exchange-Traded Funds (Cost $148,179)
a
a
a
172,465
Affiliated Exchange-Traded Funds (13.2%)
VictoryShares Core Intermediate Bond ETF .................................... 745,471 33,904
VictoryShares Core Plus Intermediate Bond ETF ................................ 347,170 7,318
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 683

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Affiliated Holdings
Security Description Shares
Value
(000)
VictoryShares Short-Term Bond ETF ......................................... 103,145 $ 5,073
Total Affiliated Exchange-Traded Funds (Cost $52,720)
a
a
a
46,978
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(e) ........ 2,204,549 2,205
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(e) ............ 2,204,549 2,205
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(e) ............... 2,204,549 2,204
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(e) . 2,204,549 2,204
Total Collateral for Securities Loaned (Cost $8,818)
a
a
a
8,818
Total Investments (Cost $319,323) — 101.3% 361,186
Liabilities in excess of other assets — (1.3)% (4,507)
NET ASSETS - 100.00% $ 356,679
At November 30, 2023, the Fund's investments in foreign securities were 33.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security has been segregated as collateral for derivative instruments.
(e) Rate disclosed is the daily yield on November 30, 2023.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 120 12/15/23 $ 5,598,906 $ 5,734,997 $ 136,091
FTSE 100 Index Futures .............. 53 12/15/23 5,058,498 4,990,805 (67,693)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 27 12/14/23 4,808,490 4,855,145 46,655
$ 115,053
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 24 12/21/23 $ 2,869,018 $ 2,811,769 $ 57,249
E-Mini Russell 2000 Index Futures ...... 69 12/15/23 6,430,086 6,252,090 177,996
Hang Seng Index Futures ............. 9 12/28/23 1,023,339 982,140 41,199
Swiss Market Index Futures ........... 42 12/15/23 5,284,805 5,215,580 69,225
$ 345,669
Total unrealized appreciation $ 528,415
Total unrealized depreciation (67,693)
Total net unrealized appreciation (depreciation) $ 460,722
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 31,488 $ 2,551 $ — $ — $ — $ (135) $ 33,904 $ 813
VictoryShares Core Plus
Intermediate Bond ETF .... 6,467 971 — — — (120) 7,318 235

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
VictoryShares Emerging Markets
Value Momentum ETF .... $ 643 $ — $ — $ — $ — $ 40 $ 683 $ 30
VictoryShares Short-Term Bond
ETF .................. 5,046 — — — — 27 5,073 176
$ 43,644 $ 3,522 $ — $ — $ — $ (188)
$ 46,978
$ 1,254

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Affiliated Holdings
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (30.5%)
VictoryShares Core Intermediate Bond ETF .................................... 334,133 $ 15,196
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,374
VictoryShares Free Cash Flow ETF .......................................... 60,000 1,609
VictoryShares International Value Momentum ETF ............................... 103,561 4,584
VictoryShares Short-Term Bond ETF ......................................... 669,201 32,911
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,245
VictoryShares US Value Momentum ETF ...................................... 30,995 2,007
VictoryShares WestEnd U.S. Sector ETF ...................................... 82,587 2,592
Total Affiliated Exchange-Traded Funds (Cost $64,530)
a
a
a
62,518
Affiliated Mutual Funds (69.1%)
Victory 500 Index Fund Reward Shares ....................................... 149,676 8,804
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 5,247,991 46,864
Victory Emerging Markets Fund Institutional Shares .............................. 122,411 2,370
Victory Government Securities Fund Institutional Shares ........................... 2,925,368 25,304
Victory High Income Fund Institutional Shares .................................. 1,495,551 10,065
Victory Income Fund Institutional Shares ...................................... 1,589,241 17,625
Victory Income Stock Fund Institutional Shares ................................. 124,039 2,239
Victory International Fund Institutional Shares .................................. 283,568 7,135
Victory Market Neutral Income Fund Institutional Shares .......................... 1,112,441 9,623
Victory Nasdaq-100 Index Fund Class R6 ..................................... 81,801 3,352
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 62,365 1,107
Victory Short-Term Bond Fund Institutional Shares ............................... 35,760 315
Victory Small Cap Stock Fund Institutional Shares ............................... 107,363 1,313
Victory Target Managed Allocation Fund ...................................... 563,631 5,236
Victory Value Fund Institutional Shares ....................................... –(a) –(b)
Total Affiliated Mutual Funds (Cost $149,738)
a
a
a
141,352
Total Investments (Cost $214,268) — 99.6% 203,870
Other assets in excess of liabilities — 0.4% 758
NET ASSETS - 100.00% $ 204,628
At November 30, 2023, the foreign securities held by the underlying Funds were 8.0% of net assets.
(a) Rounds to less than 1 share.
(b) Rounds to less than $1 thousand.
ETF
—
Exchange-Traded Fund
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
Victory 500 Index Fund Reward
Shares ................ $ 8,920 $ 87 $ (1,494) $ 86 $ — $ 1,205 $ 8,804 $ 87
Victory Core Plus Intermediate
Bond Fund Institutional Shares 40,843 6,750 — — — (729) 46,864 1,429
Victory Emerging Markets Fund
Institutional Shares ....... 2,175 — — — — 195 2,370 —
Victory Government Securities
Fund Institutional Shares ... 31,771 621 (6,773) (879) — 564 25,304 698
Victory Growth Fund
Institutional Shares ....... 1,585 — (1,897) 649 — (337) — —
Victory High Income Fund
Institutional Shares ....... 11,614 588 (2,197) (442) — 502 10,065 588
Victory Income Fund
Institutional Shares ....... 17,919 511 (632) (85) — (88) 17,625 510

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
Victory Income Stock Fund
Institutional Shares ....... $ 1,723 $ 437 $ — $ — $ — $ 79 $ 2,239 $ 37
Victory International Fund
Institutional Shares ....... 7,163 — (499) (34) — 505 7,135 —
Victory Market Neutral Income
Fund Institutional Shares ... 4,664 4,859 — — — 100 9,623 —
Victory Nasdaq-100 Index Fund
Class R6 .............. 1,519 1,200 — — — 633 3,352 —
Victory Precious Metals and
Minerals Fund Institutional
Shares ................ 996 — — — — 111 1,107 —
Victory Short-Term Bond Fund
Institutional Shares ....... 6,635 116 (6,417) (315) — 296 315 118
Victory Small Cap Stock Fund
Institutional Shares ....... 1,354 — — — — (41) 1,313 —
Victory Target Managed
Allocation Fund ......... 5,245 — (402) (87) — 480 5,236 —
Victory Value Fund Institutional
Shares ................ 1,525 — (1,538) 94 — (81) —* 258
VictoryShares Core Intermediate
Bond ETF ............. 15,247 — — — — (51) 15,196 376
VictoryShares Emerging Markets
Value Momentum ETF .... 2,236 — — — — 138 2,374 105
VictoryShares Free Cash Flow
ETF .................. — 1,611 — — — (2) 1,609 8
VictoryShares International
Value Momentum ETF .... 4,842 — (443) (61) — 246 4,584 193
VictoryShares Short-Term Bond
ETF .................. 32,737 — — — — 174 32,911 1,144
VictoryShares US Small Mid
Cap Value Momentum ETF . 1,237 — — — — 8 1,245 14
VictoryShares US Value
Momentum ETF ......... 5,166 — (3,260) 789 — (688) 2,007 57
VictoryShares WestEnd U.S.
Sector ETF ............. — 2,504 — — — 88 2,592 10
$ 207,116 $ 19,284 $ (25,552) $ (285) $ — $ 3,307
$ 203,870
$ 5,632
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Affiliated Holdings
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (37.1%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 266,858 $ 11,390
VictoryShares Free Cash Flow ETF(a) ........................................ 392,000 10,509
VictoryShares International Value Momentum ETF ............................... 498,745 22,077
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 100,558 6,748
VictoryShares US Value Momentum ETF ...................................... 179,156 11,602
VictoryShares WestEnd U.S. Sector ETF ...................................... 505,530 15,864
Total Affiliated Exchange-Traded Funds (Cost $75,801)
a
a
a
78,190
Affiliated Mutual Funds (62.5%)
Victory 500 Index Fund Reward Shares ....................................... 741,352 43,606
Victory Emerging Markets Fund Institutional Shares .............................. 526,672 10,197
Victory Income Stock Fund Institutional Shares ................................. 508,995 9,188
Victory International Fund Institutional Shares .................................. 1,339,030 33,690
Victory Nasdaq-100 Index Fund Class R6 ..................................... 387,242 15,869
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 44,799 795
Victory Small Cap Stock Fund Institutional Shares ............................... 376,795 4,608
Victory Target Managed Allocation Fund ...................................... 1,464,395 13,604
Total Affiliated Mutual Funds (Cost $109,043)
a
a
a
131,557
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(b) ........ 26,325 26
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(b) ............ 26,325 26
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(b) ............... 26,325 26
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(b) . 26,325 27
Total Collateral for Securities Loaned (Cost $105)
a
a
a
105
Total Investments (Cost $184,949) — 99.7% 209,852
Other assets in excess of liabilities — 0.3% 579
NET ASSETS - 100.00% $ 210,431
At November 30, 2023, the foreign securities held by the underlying Funds were 36.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on November 30, 2023.
ETF
—
Exchange-Traded Fund
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
Victory 500 Index Fund Reward
Shares ................ $ 40,801 $ 437 $ (4,005) $ (196) $ — $ 6,569 $ 43,606 $ 438
Victory Emerging Markets Fund
Institutional Shares ....... 9,556 — (199) (60) — 900 10,197 —
Victory Growth Fund
Institutional Shares ....... 3,165 — (3,684) 1,541 — (1,022) — —
Victory Income Stock Fund
Institutional Shares ....... 8,112 756 — — — 320 9,188 156
Victory International Fund
Institutional Shares ....... 30,222 1,498 — — — 1,970 33,690 —
Victory Nasdaq-100 Index Fund
Class R6 .............. 7,991 4,925 — — — 2,953 15,869 —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
Victory Precious Metals and
Minerals Fund Institutional
Shares ................ $ 715 $ — $ — $ — $ — $ 80 $ 795 $ —
Victory Small Cap Stock Fund
Institutional Shares ....... 5,563 — (803) (181) — 29 4,608 —
Victory Target Managed
Allocation Fund ......... 12,854 — (198) (56) — 1,004 13,604 —
Victory Value Fund Institutional
Shares ................ 4,037 — (4,021) 264 — (280) — —
VictoryShares Emerging Markets
Value Momentum ETF .... 10,730 — — — — 660 11,390 506
VictoryShares Free Cash Flow
ETF .................. — 10,465 — — — 44 10,509 44
VictoryShares International
Value Momentum ETF .... 23,670 — (2,520) (463) — 1,390 22,077 902
VictoryShares US Small Mid
Cap Value Momentum ETF . 6,705 — — — — 43 6,748 78
VictoryShares US Value
Momentum ETF ......... 25,814 — (14,653) 3,136 — (2,695) 11,602 300
VictoryShares WestEnd U.S.
Sector ETF ............. 7,721 6,611 — — — 1,532 15,864 98
$ 197,656 $ 24,692 $ (30,083) $ 3,985 $ — $ 13,497
$ 209,747
$ 2,522

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (18.9%)
Communication Services (2.1%):
Alphabet, Inc., Class C(a) ................................................. 88,959 $ 11,914
AT&T, Inc. ........................................................... 31,157 516
Comcast Corp., Class A .................................................. 37,123 1,555
Meta Platforms, Inc., Class A(a) ............................................ 23,347 7,638
Netflix, Inc.(a) ......................................................... 1,063 504
Sirius XM Holdings, Inc.(b) ............................................... 96,620 452
Verizon Communications, Inc. .............................................. 13,673 524
23,103
Consumer Discretionary (1.7%):
AutoNation, Inc.(a) ..................................................... 5,961 806
AutoZone, Inc.(a) ....................................................... 585 1,527
Best Buy Co., Inc. ...................................................... 7,423 527
Booking Holdings, Inc.(a) ................................................. 430 1,344
D.R. Horton, Inc. ....................................................... 8,155 1,041
Deckers Outdoor Corp.(a) ................................................. 1,405 933
Ford Motor Co. ........................................................ 48,695 500
General Motors Co. ..................................................... 17,990 569
Lennar Corp., Class A .................................................... 10,100 1,292
Lowe's Cos., Inc. ....................................................... 2,451 487
McDonald's Corp. ...................................................... 1,796 506
Murphy USA, Inc. ...................................................... 2,168 801
NVR, Inc.(a) .......................................................... 143 880
O'Reilly Automotive, Inc.(a) ............................................... 1,651 1,622
PulteGroup, Inc. ........................................................ 10,352 915
Starbucks Corp. ........................................................ 4,625 459
The Home Depot, Inc. ................................................... 1,628 510
Toll Brothers, Inc. ...................................................... 10,312 886
TopBuild Corp.(a) ...................................................... 2,924 865
Ulta Beauty, Inc.(a) ..................................................... 1,221 520
Williams-Sonoma, Inc. ................................................... 5,247 984
17,974
Consumer Staples (1.3%):
Altria Group, Inc. ....................................................... 41,167 1,731
Colgate-Palmolive Co. ................................................... 15,490 1,220
Costco Wholesale Corp. .................................................. 3,442 2,040
Kimberly-Clark Corp. .................................................... 8,881 1,099
PepsiCo, Inc. .......................................................... 2,941 495
Philip Morris International, Inc. ............................................. 15,990 1,493
The Kraft Heinz Co. ..................................................... 14,578 512
The Kroger Co. ........................................................ 23,054 1,021
The Procter & Gamble Co. ................................................ 15,942 2,447
Walmart, Inc. .......................................................... 11,622 1,809
13,867
Energy (0.7%):
APA Corp. ............................................................ 13,825 498
Chevron Corp. ......................................................... 3,499 502
ConocoPhillips ........................................................ 13,522 1,563
Devon Energy Corp. ..................................................... 11,188 503
EOG Resources, Inc. .................................................... 4,107 505
Exxon Mobil Corp. ..................................................... 4,846 498
Marathon Oil Corp. ..................................................... 20,037 510
Marathon Petroleum Corp. ................................................ 11,179 1,668
Valero Energy Corp. ..................................................... 10,305 1,292
7,539
Financials (1.7%):
Aflac, Inc. ............................................................ 6,108 505
American Express Co. ................................................... 8,541 1,459
Ameriprise Financial, Inc. ................................................. 3,005 1,062

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Annaly Capital Management, Inc. ........................................... 2 $ —(c)
Aon PLC, Class A ...................................................... 1,484 488
Apollo Global Management, Inc. ............................................ 5,741 528
Arch Capital Group Ltd.(a) ................................................ 5,916 495
Capital One Financial Corp. ............................................... 4,723 527
Discover Financial Services ............................................... 12,706 1,182
FactSet Research Systems, Inc. ............................................. 1,067 484
Fiserv, Inc.(a) .......................................................... 3,972 519
JPMorgan Chase & Co. .................................................. 21,837 3,408
Marsh & McLennan Cos., Inc. ............................................. 2,497 498
Mastercard, Inc., Class A ................................................. 1,255 519
Morgan Stanley ........................................................ 6,244 495
MSCI, Inc. ........................................................... 945 492
Regions Financial Corp. .................................................. 30,808 514
T. Rowe Price Group, Inc. ................................................. 5,083 509
The Bank of New York Mellon Corp. ......................................... 10,672 516
The Goldman Sachs Group, Inc. ............................................ 1,473 503
U.S. Bancorp .......................................................... 13,294 507
Visa, Inc., Class A ...................................................... 10,686 2,743
17,953
Health Care (2.5%):
AbbVie, Inc. .......................................................... 18,177 2,588
Amgen, Inc. ........................................................... 7,521 2,028
Bristol-Myers Squibb Co. ................................................. 9,749 481
Cencora, Inc. .......................................................... 7,496 1,525
Centene Corp.(a) ....................................................... 17,290 1,274
CVS Health Corp. ...................................................... 7,267 494
Elevance Health, Inc. .................................................... 3,115 1,494
Eli Lilly & Co. ......................................................... 6,381 3,771
Gilead Sciences, Inc. .................................................... 23,828 1,825
HCA Healthcare, Inc. .................................................... 2,061 516
IDEXX Laboratories, Inc.(a) ............................................... 1,059 493
McKesson Corp. ....................................................... 2,131 1,003
Medtronic PLC ........................................................ 6,602 523
Merck & Co., Inc. ...................................................... 18,750 1,922
Pfizer, Inc. ............................................................ 16,656 508
The Cigna Group ....................................................... 4,939 1,298
Thermo Fisher Scientific, Inc. .............................................. 1,043 517
UnitedHealth Group, Inc. ................................................. 5,676 3,139
Vertex Pharmaceuticals, Inc.(a) ............................................. 3,636 1,290
Waters Corp.(a) ........................................................ 4 1
26,690
Industrials (1.7%):
3M Co. .............................................................. 5,152 510
Caterpillar, Inc. ........................................................ 5,855 1,468
Cintas Corp. .......................................................... 2,807 1,553
Copart, Inc.(a) ......................................................... 10,026 503
Cummins, Inc. ......................................................... 2,219 497
Deere & Co. .......................................................... 1,309 477
Expeditors International of Washington, Inc. .................................... 8,454 1,017
Fastenal Co. ........................................................... 8,166 490
FedEx Corp. .......................................................... 5,180 1,341
General Dynamics Corp. .................................................. 2,017 498
Illinois Tool Works, Inc. .................................................. 2,074 502
Lockheed Martin Corp. ................................................... 1,112 498
Old Dominion Freight Line, Inc. ............................................ 1,239 482
Otis Worldwide Corp. .................................................... 5,906 507
PACCAR, Inc. ......................................................... 17,039 1,565
Parker-Hannifin Corp. ................................................... 3,047 1,320
Trane Technologies PLC .................................................. 5,739 1,294
United Parcel Service, Inc., Class B .......................................... 3,374 512

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
United Rentals, Inc. ..................................................... 2,943 $ 1,401
W.W. Grainger, Inc. ..................................................... 1,878 1,476
17,911
Information Technology (6.0%):
Adobe, Inc.(a) ......................................................... 4,307 2,632
Apple, Inc. ........................................................... 92,478 17,566
Arista Networks, Inc.(a) .................................................. 2,322 510
Broadcom, Inc. ........................................................ 3,352 3,103
Cadence Design Systems, Inc.(a) ............................................ 4,946 1,352
Cisco Systems, Inc. ..................................................... 58,553 2,833
Cognizant Technology Solutions Corp., Class A ................................. 16,992 1,196
Fair Isaac Corp.(a) ...................................................... 1,149 1,250
Fortinet, Inc.(a) ........................................................ 9,841 517
Hewlett Packard Enterprise Co. ............................................. 31,503 533
HP, Inc. .............................................................. 17,569 515
Intel Corp. ............................................................ 11,458 512
International Business Machines Corp. ........................................ 3,241 514
KLA Corp. ........................................................... 2,367 1,289
Micron Technology, Inc. .................................................. 6,471 493
Microsoft Corp. ........................................................ 52,261 19,802
Motorola Solutions, Inc. .................................................. 1,559 503
NVIDIA Corp. ......................................................... 13,606 6,363
ON Semiconductor Corp.(a) ............................................... 7,131 509
Oracle Corp. .......................................................... 4,316 502
QUALCOMM, Inc. ..................................................... 12,489 1,612
Texas Instruments, Inc. ................................................... 3,264 498
VeriSign, Inc.(a) ........................................................ 2,366 502
65,106
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 2 —(c)
Linde PLC ............................................................ 1,214 502
LyondellBasell Industries NV, Class A ........................................ 11,798 1,122
Nucor Corp. ........................................................... 9,745 1,656
PPG Industries, Inc. ..................................................... 3,666 521
Steel Dynamics, Inc. ..................................................... 12,784 1,523
The Mosaic Co. ........................................................ 13,481 484
The Sherwin-Williams Co. ................................................ 1,841 513
6,321
Real Estate (0.2%):
American Homes 4 Rent, Class A ........................................... 2 —(c)
American Tower Corp. ................................................... 3,535 738
AvalonBay Communities, Inc. .............................................. 1 —(c)
CBRE Group, Inc., Class A(a) .............................................. 2 —(c)
Crown Castle, Inc. ...................................................... 3 1
Equinix, Inc. .......................................................... 750 611
Equity LifeStyle Properties, Inc. ............................................ 1 —(c)
Equity Residential ...................................................... 2 —(c)
Gaming and Leisure Properties, Inc. ......................................... 2 —(c)
Healthpeak Properties, Inc. ................................................ 3 —(c)
Invitation Homes, Inc. ................................................... 4 —(c)
Iron Mountain, Inc. ..................................................... 2 —(c)
Kimco Realty Corp. ..................................................... 4 —(c)
Medical Properties Trust, Inc.(b) ............................................ 2,885 14
Net Lease Office Properties(a) .............................................. 58 1
Prologis, Inc. .......................................................... 6,777 779
Public Storage ......................................................... 1 1
Realty Income Corp. .................................................... 4 —(c)
Regency Centers Corp. ................................................... 1 —(c)
Simon Property Group, Inc. ............................................... 2 —(c)
UDR, Inc. ............................................................ 2 —(c)
Ventas, Inc. ........................................................... 2 —(c)

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
VICI Properties, Inc. .................................................... 7 $ —(c)
Vornado Realty Trust .................................................... 808 19
Welltower, Inc. ......................................................... 3 1
Weyerhaeuser Co. ...................................................... 5 —(c)
WP Carey, Inc. ......................................................... 1 —(c)
Zillow Group, Inc., Class C(a) .............................................. 1 —(c)
2,165
Utilities (0.4%):
Consolidated Edison, Inc. ................................................. 5,429 489
DTE Energy Co. ....................................................... 4,787 498
Edison International ..................................................... 16,593 1,112
Entergy Corp. ......................................................... 5,016 509
Exelon Corp. .......................................................... 12,559 484
Sempra .............................................................. 6,854 499
The AES Corp. ........................................................ 56 1
The Southern Co. ....................................................... 17,649 1,253
UGI Corp. ............................................................ 3 —(c)
4,845
Total Common Stocks (Cost $162,397)
a
a
a
203,474
Principal Amount
(000)
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes, 3.88%, 3/31/25(d) ....................................... $ 9,963 9,817
Total U.S. Treasury Obligations (Cost $9,986)
a
a
a
9,817
Shares
Exchange-Traded Funds (45.7%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 114,500 2,738
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 15,268
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 12,649
iShares 0-5 Year TIPS Bond ETF(b) ......................................... 70,668 6,912
iShares 1-3 Year Treasury Bond ETF ......................................... 193,344 15,787
iShares 20+ Year Treasury Bond ETF ......................................... 156,763 14,353
iShares 7-10 Year Treasury Bond ETF ........................................ 157,989 14,758
iShares Core MSCI EAFE ETF ............................................. 123,049 8,312
iShares Core MSCI Emerging Markets ETF .................................... 339,737 16,868
iShares Core S&P 500 ETF ................................................ 48,513 22,239
iShares Core S&P Small-Cap ETF ........................................... 310,525 29,885
iShares Core U.S. Aggregate Bond ETF ....................................... 70,903 6,825
iShares iBoxx High Yield Corporate Bond ETF(b) ............................... 157,340 11,912
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 41,546 3,568
iShares MSCI Canada ETF ................................................ 111,547 3,902
iShares MSCI International Momentum Factor ETF .............................. 401,271 13,431
iShares MSCI International Quality Factor ETF ................................. 457,001 16,342
iShares MSCI Japan ETF ................................................. 551,688 34,541
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 920,892 24,864
Schwab Fundamental International Large Co. Index ETF ........................... 1,549,839 51,098
Schwab Fundamental International Small Co. Index ETF ........................... 266,700 8,918
SPDR Gold Shares(a)(b) .................................................. 70,331 13,275
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 1,921
United States Oil Fund LP(a)(b) ............................................ 117,592 8,248
Vanguard FTSE All-World ex-U.S. ETF ....................................... 52,013 2,826
Vanguard FTSE Developed Markets ETF ...................................... 728,719 33,492
Vanguard FTSE Emerging Markets ETF ...................................... 132,594 5,387
Vanguard Mortgage-Backed Securities ETF .................................... 346,486 15,523
Vanguard Real Estate ETF ................................................ 55,850 4,565
Vanguard S&P 500 ETF .................................................. 58,381 24,485
Vanguard Short-Term Corporate Bond ETF .................................... 186,424 14,246
Vanguard Total Stock Market ETF ........................................... 62,395 14,117

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 $ 2,847
Xtrackers USD High Yield Corporate Bond ETF(b) .............................. 423,211 14,702
Total Exchange-Traded Funds (Cost $444,255)
a
a
a
490,804
Affiliated Exchange-Traded Funds (33.8%)
VictoryShares Core Intermediate Bond ETF .................................... 5,989,400 272,398
VictoryShares Core Plus Intermediate Bond ETF(b) .............................. 3,286,188 69,274
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,198
VictoryShares Short-Term Bond ETF ......................................... 402,475 19,793
Total Affiliated Exchange-Traded Funds (Cost $422,031)
a
a
a
363,663
Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(e) ........ 10,613,636 10,613
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(e) ............ 10,613,636 10,614
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(e) ............... 10,613,636 10,614
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(e) . 10,613,636 10,614
Total Collateral for Securities Loaned (Cost $42,455)
a
a
a
42,455
Total Investments (Cost $1,081,124) — 103.3% 1,110,213
Liabilities in excess of other assets — (3.3)% (35,507)
NET ASSETS - 100.00% $ 1,074,706
At November 30, 2023, the Fund's investments in foreign securities were 22.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security has been segregated as collateral for derivative instruments.
(e) Rate disclosed is the daily yield on November 30, 2023.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 327 12/15/23 $ 15,257,018 $ 15,627,865 $ 370,847
FTSE 100 Index Futures .............. 159 12/15/23 15,175,495 14,972,415 (203,080)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 97 12/14/23 17,274,945 17,442,556 167,611
$ 335,378
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 97 12/21/23 $ 11,595,614 $ 11,364,234 $ 231,380
E-Mini Russell 2000 Index Futures ...... 81 12/15/23 7,581,766 7,339,410 242,356
Hang Seng Index Futures ............. 33 12/28/23 3,752,244 3,601,183 151,061
Swiss Market Index Futures ........... 141 12/15/23 17,741,845 17,509,446 232,399
$ 857,196
Total unrealized appreciation $ 1,395,654
Total unrealized depreciation (203,080)
Total net unrealized appreciation (depreciation) $ 1,192,574

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 276,424 $ — $ (2,989) $ (737) $ — $ (300) $ 272,398 $ 6,816
VictoryShares Core Plus
Intermediate Bond ETF .... 70,358 — — — — (1,084) 69,274 2,384
VictoryShares Emerging Markets
Value Momentum ETF .... 2,071 — — — — 127 2,198 98
VictoryShares Short-Term Bond
ETF .................. 16,694 3,002 — — — 97 19,793 657
$ 365,547 $ 3,002 $ (2,989) $ (737) $ — $ (1,160)
$ 363,663
$ 9,955

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (25.1%)
Communication Services (2.7%):
Alphabet, Inc., Class C(a) ................................................. 262,928 $ 35,211
AT&T, Inc. ........................................................... 92,189 1,528
Comcast Corp., Class A .................................................. 109,706 4,596
John Wiley & Sons, Inc., Class A ............................................ 7,880 238
Meta Platforms, Inc., Class A(a) ............................................ 68,996 22,572
Netflix, Inc.(a) ......................................................... 3,146 1,491
Sirius XM Holdings, Inc.(b) ............................................... 285,727 1,337
TEGNA, Inc. .......................................................... 18,317 281
Verizon Communications, Inc. .............................................. 40,453 1,551
Yelp, Inc.(a) ........................................................... 5,558 243
Ziff Davis, Inc.(a) ....................................................... 5,037 321
69,369
Consumer Discretionary (2.2%):
Asbury Automotive Group, Inc.(a) ........................................... 1,493 313
AutoNation, Inc.(a) ..................................................... 17,615 2,383
AutoZone, Inc.(a) ....................................................... 1,729 4,513
Best Buy Co., Inc. ...................................................... 21,948 1,557
Booking Holdings, Inc.(a) ................................................. 1,270 3,970
D.R. Horton, Inc. ....................................................... 24,098 3,077
Deckers Outdoor Corp.(a) ................................................. 4,152 2,757
Dillard's, Inc., Class A(b) ................................................. 686 238
Ford Motor Co. ........................................................ 144,045 1,478
Frontdoor, Inc.(a) ....................................................... 7,060 242
General Motors Co. ..................................................... 53,195 1,681
Graham Holdings Co., Class B ............................................. 440 276
KB Home ............................................................ 5,748 299
Lennar Corp., Class A .................................................... 29,848 3,818
Lowe's Cos., Inc. ....................................................... 7,249 1,441
M/I Homes, Inc.(a) ...................................................... 3,046 321
McDonald's Corp. ...................................................... 5,313 1,497
MDC Holdings, Inc. ..................................................... 6,545 290
Meritage Homes Corp. ................................................... 2,354 333
Murphy USA, Inc. ...................................................... 6,407 2,368
NVR, Inc.(a) .......................................................... 424 2,610
O'Reilly Automotive, Inc.(a) ............................................... 4,880 4,794
Perdoceo Education Corp. ................................................. 14,630 255
PulteGroup, Inc. ........................................................ 30,590 2,705
Shoe Carnival, Inc. ...................................................... 9,266 225
Signet Jewelers Ltd. ..................................................... 4,356 358
Starbucks Corp. ........................................................ 13,681 1,358
Taylor Morrison Home Corp.(a) ............................................ 7,151 322
The Home Depot, Inc. ................................................... 4,833 1,515
Toll Brothers, Inc. ...................................................... 30,471 2,617
TopBuild Corp.(a) ...................................................... 8,641 2,556
Tri Pointe Homes, Inc.(a) ................................................. 9,961 291
Ulta Beauty, Inc.(a) ..................................................... 3,611 1,538
Upbound Group, Inc. .................................................... 7,208 210
Vista Outdoor, Inc.(a) .................................................... 9,998 282
Williams-Sonoma, Inc. ................................................... 15,504 2,908
57,396
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 121,664 5,115
Colgate-Palmolive Co. ................................................... 45,777 3,606
Costco Wholesale Corp. .................................................. 10,173 6,030
Ingles Markets, Inc., Class A ............................................... 3,150 257
Kimberly-Clark Corp. .................................................... 26,246 3,247
PepsiCo, Inc. .......................................................... 8,700 1,464
Philip Morris International, Inc. ............................................. 47,252 4,411
The Andersons, Inc. ..................................................... 5,224 260

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
The Kraft Heinz Co. ..................................................... 43,109 $ 1,514
The Kroger Co. ........................................................ 68,126 3,016
The Procter & Gamble Co. ................................................ 47,107 7,232
Vector Group Ltd. ...................................................... 22,865 245
Walmart, Inc. .......................................................... 34,347 5,347
Weis Markets, Inc. ...................................................... 3,109 188
41,932
Energy (1.0%):
APA Corp. ............................................................ 40,879 1,472
California Resources Corp. ................................................ 6,397 328
Chevron Corp. ......................................................... 10,352 1,486
Chord Energy Corp. ..................................................... 2,830 459
Civitas Resources, Inc. ................................................... 4,516 310
ConocoPhillips ........................................................ 39,957 4,618
CONSOL Energy, Inc. ................................................... 2,854 304
Devon Energy Corp. ..................................................... 33,076 1,487
EOG Resources, Inc. .................................................... 12,147 1,495
Exxon Mobil Corp. ..................................................... 14,344 1,474
Liberty Energy, Inc. ..................................................... 14,434 286
Marathon Oil Corp. ..................................................... 59,265 1,507
Marathon Petroleum Corp. ................................................ 33,053 4,931
Matador Resources Co. ................................................... 7,134 413
Murphy Oil Corp. ...................................................... 7,799 334
PBF Energy, Inc., Class A ................................................. 5,939 264
Permian Resources Corp. ................................................. 22,845 300
Scorpio Tankers, Inc. .................................................... 3,123 171
SM Energy Co. ........................................................ 9,641 361
Valero Energy Corp. ..................................................... 30,454 3,818
25,818
Financials (2.5%):
Aflac, Inc. ............................................................ 18,067 1,494
American Express Co. ................................................... 25,239 4,310
Ameriprise Financial, Inc. ................................................. 8,881 3,140
Ameris Bancorp ........................................................ 7,083 302
Annaly Capital Management, Inc. ........................................... 12 —(c)
Aon PLC, Class A ...................................................... 4,389 1,442
Apollo Commercial Real Estate Finance, Inc. ................................... 23,425 252
Apollo Global Management, Inc. ............................................ 16,986 1,563
Arch Capital Group Ltd.(a) ................................................ 17,498 1,464
Atlantic Union Bankshares Corp. ............................................ 6,001 183
Banner Corp. .......................................................... 3,477 157
Capital One Financial Corp. ............................................... 13,970 1,560
Cathay General Bancorp .................................................. 10,369 380
Chimera Investment Corp. ................................................ 50,183 261
CNO Financial Group, Inc. ................................................ 11,365 301
Community Trust Bancorp, Inc. ............................................. 6,259 249
Discover Financial Services ............................................... 37,545 3,492
Enact Holdings, Inc. ..................................................... 8,929 247
Enstar Group Ltd.(a) .................................................... 993 273
Essent Group Ltd. ...................................................... 6,509 315
FactSet Research Systems, Inc. ............................................. 3,157 1,432
First Bancorp .......................................................... 25,791 387
First Financial Bancorp ................................................... 12,021 243
First Merchants Corp. .................................................... 8,863 272
Fiserv, Inc.(a) .......................................................... 11,747 1,534
Fulton Financial Corp. ................................................... 20,347 290
Genworth Financial, Inc.(a) ................................................ 32,015 189
Hancock Whitney Corp. .................................................. 8,990 371
Heartland Financial USA, Inc. .............................................. 8,651 268
Hope Bancorp, Inc. ..................................................... 22,287 218
International Bancshares Corp. ............................................. 6,415 288

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Jackson Financial, Inc., Class A ............................................. 7,840 $ 374
JPMorgan Chase & Co. .................................................. 64,533 10,072
Marsh & McLennan Cos., Inc. ............................................. 7,387 1,473
Mastercard, Inc., Class A ................................................. 3,723 1,541
Morgan Stanley ........................................................ 18,498 1,468
MSCI, Inc. ........................................................... 2,796 1,456
NMI Holdings, Inc., Class A(a) ............................................. 6,953 191
OFG Bancorp ......................................................... 8,571 288
Pacific Premier Bancorp, Inc. .............................................. 13,214 298
PennyMac Financial Services, Inc. .......................................... 3,580 278
Piper Sandler Cos. ...................................................... 1,380 214
Preferred Bank ......................................................... 3,784 233
PROG Holdings, Inc.(a) .................................................. 8,336 227
Radian Group, Inc. ...................................................... 11,273 290
Ready Capital Corp. ..................................................... 25,665 262
Regions Financial Corp. .................................................. 91,080 1,519
Selective Insurance Group, Inc. ............................................. 2,385 243
Southside Bancshares, Inc. ................................................ 8,138 223
Stewart Information Services Corp. .......................................... 7,133 337
T. Rowe Price Group, Inc. ................................................. 15,029 1,505
The Bank of New York Mellon Corp. ......................................... 31,572 1,526
The Bank of NT Butterfield & Son Ltd. ....................................... 9,077 252
The Goldman Sachs Group, Inc. ............................................ 4,359 1,489
U.S. Bancorp .......................................................... 39,335 1,499
UMB Financial Corp. .................................................... 4,791 343
Valley National Bancorp .................................................. 28,841 262
Visa, Inc., Class A ...................................................... 31,578 8,105
WSFS Financial Corp. ................................................... 7,461 288
63,133
Health Care (3.3%):
AbbVie, Inc. .......................................................... 53,718 7,649
Addus HomeCare Corp.(a) ................................................ 2,647 231
Amgen, Inc. ........................................................... 22,229 5,994
Amphastar Pharmaceuticals, Inc.(a) .......................................... 3,707 209
Arcus Biosciences, Inc.(a) ................................................. 15,455 233
Bristol-Myers Squibb Co. ................................................. 28,829 1,424
Catalyst Pharmaceuticals, Inc.(a) ............................................ 15,900 229
Cencora, Inc. .......................................................... 22,158 4,506
Centene Corp.(a) ....................................................... 51,097 3,765
CVS Health Corp. ...................................................... 21,496 1,461
Elevance Health, Inc. .................................................... 9,207 4,415
Eli Lilly & Co. ......................................................... 18,859 11,146
Embecta Corp. ......................................................... 15,085 277
Fulgent Genetics, Inc.(a) .................................................. 8,759 241
Gilead Sciences, Inc. .................................................... 70,426 5,395
HCA Healthcare, Inc. .................................................... 6,094 1,526
IDEXX Laboratories, Inc.(a) ............................................... 3,131 1,458
Ironwood Pharmaceuticals, Inc.(a) ........................................... 23,345 231
Lantheus Holdings, Inc.(a) ................................................ 2,706 194
LivaNova PLC(a) ....................................................... 5,843 262
McKesson Corp. ....................................................... 6,299 2,964
Medtronic PLC ........................................................ 19,526 1,548
Merck & Co., Inc. ...................................................... 55,410 5,678
Merit Medical Systems, Inc.(a) ............................................. 3,717 266
Mettler-Toledo International, Inc.(a) ......................................... 3 3
Owens & Minor, Inc.(a) .................................................. 14,026 279
Pfizer, Inc. ............................................................ 49,261 1,501
Prestige Consumer Healthcare, Inc.(a) ........................................ 5,142 295
Select Medical Holdings Corp. ............................................. 10,568 239
Supernus Pharmaceuticals, Inc.(a) ........................................... 7,300 199
The Cigna Group ....................................................... 14,597 3,837
Thermo Fisher Scientific, Inc. .............................................. 3,087 1,530

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
UnitedHealth Group, Inc. ................................................. 16,774 $ 9,275
Veracyte, Inc.(a) ........................................................ 11,646 298
Veradigm, Inc.(a) ....................................................... 19,196 220
Vericel Corp.(a) ........................................................ 6,122 218
Vertex Pharmaceuticals, Inc.(a) ............................................. 10,746 3,813
Vir Biotechnology, Inc.(a) ................................................. 18,327 174
Waters Corp.(a) ........................................................ 18 5
Xencor, Inc.(a) ......................................................... 9,358 172
83,360
Industrials (2.3%):
3M Co. .............................................................. 15,239 1,510
ABM Industries, Inc. .................................................... 6,906 283
ArcBest Corp. ......................................................... 2,899 346
ASGN, Inc.(a) ......................................................... 3,537 316
Beacon Roofing Supply, Inc.(a) ............................................. 4,384 352
BlueLinx Holdings, Inc.(a) ................................................ 2,786 245
Boise Cascade Co. ...................................................... 3,954 432
Caterpillar, Inc. ........................................................ 17,300 4,337
Cintas Corp. .......................................................... 8,298 4,591
Copart, Inc.(a) ......................................................... 29,656 1,489
Cummins, Inc. ......................................................... 6,565 1,472
Deere & Co. .......................................................... 3,874 1,412
Deluxe Corp. .......................................................... 12,573 230
Expeditors International of Washington, Inc. .................................... 24,985 3,007
Fastenal Co. ........................................................... 24,150 1,448
FedEx Corp. .......................................................... 15,309 3,962
General Dynamics Corp. .................................................. 5,968 1,474
HNI Corp. ............................................................ 5,134 201
Hub Group, Inc., Class A(a) ............................................... 4,343 328
Illinois Tool Works, Inc. .................................................. 6,133 1,485
Korn Ferry ........................................................... 5,658 293
Lockheed Martin Corp. ................................................... 3,295 1,475
Matson, Inc. .......................................................... 4,234 405
MillerKnoll, Inc. ....................................................... 10,925 282
Mueller Industries, Inc. ................................................... 4,876 203
Old Dominion Freight Line, Inc. ............................................ 3,667 1,427
Otis Worldwide Corp. .................................................... 17,464 1,498
PACCAR, Inc. ......................................................... 50,378 4,626
Parker-Hannifin Corp. ................................................... 9,006 3,901
Rush Enterprises, Inc., Class A ............................................. 7,393 293
Sterling Infrastructure, Inc.(a) .............................................. 3,778 240
Terex Corp. ........................................................... 5,094 252
Titan International, Inc.(a) ................................................. 17,539 229
Trane Technologies PLC .................................................. 16,961 3,823
TriNet Group, Inc.(a) .................................................... 2,602 302
UFP Industries, Inc. ..................................................... 3,875 425
United Parcel Service, Inc., Class B .......................................... 9,981 1,513
United Rentals, Inc. ..................................................... 8,700 4,141
W.W. Grainger, Inc. ..................................................... 5,554 4,367
Werner Enterprises, Inc. .................................................. 7,250 290
58,905
Information Technology (7.6%):
Adobe, Inc.(a) ......................................................... 12,731 7,779
Amkor Technology, Inc. .................................................. 12,130 342
Apple, Inc. ........................................................... 273,278 51,909
Arista Networks, Inc.(a) .................................................. 6,871 1,510
Bel Fuse, Inc., Class B ................................................... 4,187 227
Broadcom, Inc. ........................................................ 9,909 9,173
Cadence Design Systems, Inc.(a) ............................................ 14,617 3,994
Cisco Systems, Inc. ..................................................... 173,097 8,374
Cognizant Technology Solutions Corp., Class A ................................. 50,215 3,534

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Diodes, Inc.(a) ......................................................... 3,598 $ 239
Fair Isaac Corp.(a) ...................................................... 3,396 3,694
FormFactor, Inc.(a) ..................................................... 5,661 213
Fortinet, Inc.(a) ........................................................ 29,119 1,531
Hewlett Packard Enterprise Co. ............................................. 93,188 1,576
HP, Inc. .............................................................. 51,958 1,524
Intel Corp. ............................................................ 33,924 1,516
International Business Machines Corp. ........................................ 9,593 1,521
KLA Corp. ........................................................... 6,995 3,810
Kulicke & Soffa Industries, Inc. ............................................. 5,715 294
Micron Technology, Inc. .................................................. 19,146 1,457
Microsoft Corp. ........................................................ 154,434 58,517
Motorola Solutions, Inc. .................................................. 4,612 1,489
NVIDIA Corp. ......................................................... 40,206 18,804
ON Semiconductor Corp.(a) ............................................... 21,084 1,504
Oracle Corp. .......................................................... 12,757 1,483
OSI Systems, Inc. ....................................................... 1,764 218
Power Integrations, Inc. .................................................. 2,814 215
QUALCOMM, Inc. ..................................................... 36,910 4,763
Sanmina Corp.(a) ....................................................... 5,834 292
ServiceNow, Inc.(a) ..................................................... 2 1
SolarWinds Corp.(a) ..................................................... 21,700 252
Synaptics, Inc.(a) ....................................................... 3,490 353
Texas Instruments, Inc. ................................................... 9,656 1,475
VeriSign, Inc.(a) ........................................................ 6,995 1,484
Viavi Solutions, Inc.(a) ................................................... 24,908 201
Vishay Intertechnology, Inc. ............................................... 15,080 335
195,603
Materials (0.9%):
Alpha Metallurgical Resources, Inc. .......................................... 1,170 328
Arch Resources, Inc. .................................................... 1,945 323
CF Industries Holdings, Inc. ............................................... 9 1
Commercial Metals Co. .................................................. 8,975 407
Greif, Inc., Class A ...................................................... 5,181 362
Linde PLC ............................................................ 3,594 1,487
LyondellBasell Industries NV, Class A ........................................ 34,867 3,316
Minerals Technologies, Inc. ................................................ 3,320 208
Nucor Corp. ........................................................... 28,809 4,897
PPG Industries, Inc. ..................................................... 10,842 1,539
Ryerson Holding Corp. ................................................... 7,864 244
Steel Dynamics, Inc. ..................................................... 37,780 4,501
Sylvamo Corp. ......................................................... 4,657 234
The Mosaic Co. ........................................................ 39,873 1,431
The Sherwin-Williams Co. ................................................ 5,446 1,518
Tronox Holdings PLC ................................................... 21,873 279
Warrior Met Coal, Inc. ................................................... 4,060 227
Worthington Enterprises, Inc. .............................................. 4,228 303
21,605
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc. ......................................... 4 1
American Homes 4 Rent, Class A ........................................... 10 —(c)
American Tower Corp. ................................................... 10,447 2,181
Anywhere Real Estate, Inc.(a) .............................................. 33,116 178
AvalonBay Communities, Inc. .............................................. 4 1
Broadstone Net Lease, Inc. ................................................ 20,260 324
Camden Property Trust ................................................... 3 —(c)
CBRE Group, Inc., Class A(a) .............................................. 11 1
COPT Defense Properties ................................................. 12,106 293
Crown Castle, Inc. ...................................................... 14 2
Equinix, Inc. .......................................................... 2,219 1,809
Equity LifeStyle Properties, Inc. ............................................ 6 —(c)

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Equity Residential ...................................................... 13 $ 1
Essential Properties Realty Trust, Inc. ........................................ 13,208 314
Essex Property Trust, Inc. ................................................. 2 1
Gaming and Leisure Properties, Inc. ......................................... 9 —(c)
Healthpeak Properties, Inc. ................................................ 18 —(c)
Independence Realty Trust, Inc. ............................................. 23,139 315
Innovative Industrial Properties, Inc. ......................................... 3,582 293
Invitation Homes, Inc. ................................................... 19 1
Iron Mountain, Inc. ..................................................... 10 1
Kennedy-Wilson Holdings, Inc. ............................................. 22,031 250
Kimco Realty Corp. ..................................................... 22 —(c)
Kite Realty Group Trust .................................................. 16,956 358
Medical Properties Trust, Inc.(b) ............................................ 9,101 44
Mid-America Apartment Communities, Inc. .................................... 4 1
Net Lease Office Properties(a) .............................................. 185 3
Opendoor Technologies, Inc.(a) ............................................. 59,427 179
Phillips Edison & Co., Inc. ................................................ 9,531 336
PotlatchDeltic Corp. ..................................................... 7,203 330
Prologis, Inc. .......................................................... 20,027 2,302
Public Storage ......................................................... 5 1
Realty Income Corp. .................................................... 21 1
Regency Centers Corp. ................................................... 6 —(c)
Sabra Health Care REIT, Inc. .............................................. 24,738 361
SBA Communications Corp. ............................................... 3 1
Simon Property Group, Inc. ............................................... 11 1
SITE Centers Corp. ..................................................... 22,083 291
Sun Communities, Inc. ................................................... 3 —(c)
Terreno Realty Corp. .................................................... 6,464 369
UDR, Inc. ............................................................ 10 —(c)
Ventas, Inc. ........................................................... 13 1
VICI Properties, Inc. .................................................... 35 1
Vornado Realty Trust .................................................... 2,548 60
Welltower, Inc. ......................................................... 14 1
Weyerhaeuser Co. ...................................................... 25 1
WP Carey, Inc. ......................................................... 6 —(c)
Zillow Group, Inc., Class C(a) .............................................. 7 —(c)
10,608
Utilities (0.6%):
Consolidated Edison, Inc. ................................................. 16,053 1,447
DTE Energy Co. ....................................................... 14,153 1,473
Edison International ..................................................... 49,035 3,285
Entergy Corp. ......................................................... 14,835 1,504
Exelon Corp. .......................................................... 37,137 1,430
ONE Gas, Inc. ......................................................... 5,198 300
Otter Tail Corp. ........................................................ 3,483 266
Portland General Electric Co. .............................................. 6,495 267
Sempra .............................................................. 20,268 1,477
The AES Corp. ........................................................ 255 4
The Southern Co. ....................................................... 52,152 3,702
UGI Corp. ............................................................ 17 —(c)
15,155
Total Common Stocks (Cost $518,452)
a
a
a
642,884
Principal Amount
(000)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes, 3.88%, 3/31/25(d) ....................................... $ 14,945 14,726
Total U.S. Treasury Obligations (Cost $14,980)
a
a
a
14,726

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Exchange-Traded Funds (47.0%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 256,100 $ 6,123
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 653,206 29,688
Invesco FTSE RAFI Emerging Markets ETF ................................... 1,539,501 28,358
iShares 0-5 Year TIPS Bond ETF ............................................ 144,691 14,152
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,087
iShares 20+ Year Treasury Bond ETF ......................................... 207,938 19,039
iShares 7-10 Year Treasury Bond ETF ........................................ 312,575 29,198
iShares Core MSCI EAFE ETF ............................................. 32,626 2,204
iShares Core MSCI Emerging Markets ETF .................................... 1,237,358 61,435
iShares Core S&P 500 ETF ................................................ 125,216 57,402
iShares Core S&P Small-Cap ETF ........................................... 467,998 45,040
iShares Core U.S. Aggregate Bond ETF ....................................... 39,289 3,782
iShares iBoxx High Yield Corporate Bond ETF(b) ............................... 334,809 25,348
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 77,423 6,648
iShares MSCI Canada ETF(b) .............................................. 275,420 9,634
iShares MSCI International Momentum Factor ETF(b) ............................ 1,164,448 38,974
iShares MSCI International Quality Factor ETF ................................. 1,315,008 47,025
iShares MSCI Japan ETF ................................................. 1,479,787 92,649
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 2,206,197 59,567
Schwab Fundamental International Large Co. Index ETF ........................... 3,168,339 104,460
Schwab Fundamental International Small Co. Index ETF(b) ........................ 593,600 19,850
SPDR Gold Shares(a)(b) .................................................. 177,123 33,432
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,014
United States Oil Fund LP(a)(b) ............................................ 305,111 21,401
Vanguard FTSE All-World ex-U.S. ETF ....................................... 43,453 2,361
Vanguard FTSE Developed Markets ETF ...................................... 3,916,606 180,007
Vanguard FTSE Emerging Markets ETF ...................................... 375,505 15,257
Vanguard Mortgage-Backed Securities ETF .................................... 753,311 33,748
Vanguard Real Estate ETF ................................................ 130,232 10,644
Vanguard S&P 500 ETF .................................................. 165,619 69,461
Vanguard Short-Term Bond ETF ............................................ 148,449 11,307
Vanguard Short-Term Corporate Bond ETF .................................... 262,583 20,067
Vanguard Total Stock Market ETF ........................................... 159,971 36,195
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 9,647
Xtrackers USD High Yield Corporate Bond ETF(b) .............................. 770,152 26,755
Total Exchange-Traded Funds (Cost $1,078,792)
a
a
a
1,201,959
Affiliated Exchange-Traded Funds (26.8%)
VictoryShares Core Intermediate Bond ETF .................................... 11,240,445 511,216
VictoryShares Core Plus Intermediate Bond ETF(b) .............................. 5,668,278 119,489
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 2,902
VictoryShares Short-Term Bond ETF ......................................... 1,071,350 52,689
Total Affiliated Exchange-Traded Funds (Cost $794,442)
a
a
a
686,296
Collateral for Securities Loaned (2.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(e) ........ 16,740,323 16,740
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(e) ............ 16,740,323 16,740
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(e) ............... 18,317,905 18,318
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(e) . 15,162,742 15,163
Total Collateral for Securities Loaned (Cost $66,961)
a
a
a
66,961
Total Investments (Cost $2,473,627) — 102.1% 2,612,826
Liabilities in excess of other assets — (2.1)% (52,884)
NET ASSETS - 100.00% $ 2,559,942
At November 30, 2023, the Fund's investments in foreign securities were 27.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Affiliated Holdings
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security has been segregated as collateral for derivative instruments.
(e) Rate disclosed is the daily yield on November 30, 2023.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 709 12/15/23 $ 33,080,200 $ 33,884,270 $ 804,070
FTSE 100 Index Futures .............. 396 12/15/23 37,795,573 37,289,788 (505,785)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 228 12/14/23 40,605,026 40,998,998 393,972
$ 692,257
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 210 12/21/23 $ 25,103,907 $ 24,602,981 $ 500,926
E-Mini Russell 2000 Index Futures ...... 219 12/15/23 20,498,849 19,843,590 655,259
Hang Seng Index Futures ............. 71 12/28/23 8,073,011 7,748,000 325,011
Swiss Market Index Futures ........... 331 12/15/23 41,649,295 41,103,735 545,560
$ 2,026,756
Total unrealized appreciation $ 3,224,798
Total unrealized depreciation (505,785)
Total net unrealized appreciation (depreciation) $ 2,719,013
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 519,157 $ — $ (5,977) $ (1,529) $ — $ (435) $ 511,216 $ 12,800
VictoryShares Core Plus
Intermediate Bond ETF .... 121,359 — — — — (1,870) 119,489 4,113
VictoryShares Emerging Markets
Value Momentum ETF .... 2,734 — — — — 168 2,902 129
VictoryShares Short-Term Bond
ETF .................. 47,418 5,004 — — — 267 52,689 1,780
$ 690,668 $ 5,004 $ (5,977) $ (1,529) $ — $ (1,870)
$ 686,296
$ 18,822

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (14.4%)
Communication Services (0.8%):
AT&T, Inc. ........................................................... 23,460 $ 389
Comcast Corp., Class A .................................................. 9,289 389
The Interpublic Group of Cos., Inc. .......................................... 5,398 166
Verizon Communications, Inc. .............................................. 12,552 481
1,425
Consumer Discretionary (1.1%):
Best Buy Co., Inc. ...................................................... 2,401 170
eBay, Inc. ............................................................ 5,390 221
Lennar Corp., Class A .................................................... 3,483 446
Lowe's Cos., Inc. ....................................................... 2,414 480
PulteGroup, Inc. ........................................................ 3,053 270
The Home Depot, Inc. ................................................... 792 248
Whirlpool Corp. ........................................................ 688 75
1,910
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 13,369 562
Colgate-Palmolive Co. ................................................... 1,789 141
General Mills, Inc. ...................................................... 3,665 233
Kimberly-Clark Corp. .................................................... 3,773 467
Philip Morris International, Inc. ............................................. 6,447 602
Target Corp. .......................................................... 1,464 196
2,201
Energy (0.4%):
Devon Energy Corp. ..................................................... 4,150 187
EOG Resources, Inc. .................................................... 872 107
Exxon Mobil Corp. ..................................................... 2,621 269
ONEOK, Inc. .......................................................... 1,506 104
Valero Energy Corp. ..................................................... 825 103
770
Financials (1.5%):
American Express Co. ................................................... 2,901 495
Ameriprise Financial, Inc. ................................................. 1,061 375
Cincinnati Financial Corp. ................................................ 1,244 128
Discover Financial Services ............................................... 2,620 244
Everest Group Ltd. ...................................................... 397 163
JPMorgan Chase & Co. .................................................. 4,322 675
Regions Financial Corp. .................................................. 11,183 187
T. Rowe Price Group, Inc. ................................................. 2,800 280
Visa, Inc., Class A ...................................................... 717 184
2,731
Health Care (2.3%):
Abbott Laboratories ..................................................... 2,352 245
AbbVie, Inc. .......................................................... 2,731 389
Bristol-Myers Squibb Co. ................................................. 9,396 464
CVS Health Corp. ...................................................... 4,657 317
Elevance Health, Inc. .................................................... 594 285
Gilead Sciences, Inc. .................................................... 5,323 408
Humana, Inc. .......................................................... 304 147
Medtronic PLC ........................................................ 4,060 322
Merck & Co., Inc. ...................................................... 3,429 351
Pfizer, Inc. ............................................................ 16,227 494
The Cigna Group ....................................................... 713 187
UnitedHealth Group, Inc. ................................................. 674 373
3,982
Industrials (1.2%):
3M Co. .............................................................. 3,684 365

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Automatic Data Processing, Inc. ............................................ 1,514 $ 348
Fastenal Co. ........................................................... 2,368 142
Lockheed Martin Corp. ................................................... 514 230
Paychex, Inc. .......................................................... 4,336 529
Robert Half, Inc. ....................................................... 1,292 106
United Parcel Service, Inc., Class B .......................................... 2,826 428
2,148
Information Technology (5.1%):
Accenture PLC, Class A .................................................. 1,734 578
Apple, Inc. ........................................................... 12,592 2,392
Applied Materials, Inc. ................................................... 1,852 277
Broadcom, Inc. ........................................................ 577 534
Cisco Systems, Inc. ..................................................... 11,582 560
Cognizant Technology Solutions Corp., Class A ................................. 3,261 230
HP, Inc. .............................................................. 2,703 79
KLA Corp. ........................................................... 441 240
Lam Research Corp. ..................................................... 357 256
Microchip Technology, Inc. ................................................ 2,903 242
Microsoft Corp. ........................................................ 6,362 2,411
Monolithic Power Systems, Inc. ............................................ 172 94
NetApp, Inc. .......................................................... 2,951 270
NXP Semiconductors NV ................................................. 1,084 221
QUALCOMM, Inc. ..................................................... 3,105 401
Skyworks Solutions, Inc. ................................................. 2,226 216
Texas Instruments, Inc. ................................................... 832 127
9,128
Materials (0.2%):
LyondellBasell Industries NV, Class A ........................................ 3,623 345
Real Estate (0.3%):
American Tower Corp. ................................................... 524 109
Crown Castle, Inc. ...................................................... 1,227 144
Equinix, Inc. .......................................................... 168 137
Prologis, Inc. .......................................................... 1,571 181
571
Utilities (0.3%):
Edison International ..................................................... 5,100 342
Evergy, Inc. ........................................................... 2,851 145
487
Total Common Stocks (Cost $22,964)
a
a
a
25,698
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes, 3.88%, 3/31/25(a) ....................................... $ 1,494 1,472
Total U.S. Treasury Obligations (Cost $1,498)
a
a
a
1,472
Shares
Exchange-Traded Funds (43.7%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 548
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,599
Invesco FTSE RAFI Emerging Markets ETF ................................... 86,305 1,590
iShares 0-5 Year TIPS Bond ETF(b) ......................................... 14,075 1,377
iShares 1-3 Year Treasury Bond ETF ......................................... 41,778 3,411
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,731
iShares 7-10 Year Treasury Bond ETF ........................................ 24,761 2,313
iShares Core MSCI Emerging Markets ETF .................................... 17,432 866
iShares Core S&P 500 ETF ................................................ 5,832 2,674

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
iShares Core S&P Small-Cap ETF ........................................... 30,962 $ 2,980
iShares Core U.S. Aggregate Bond ETF ....................................... 31,874 3,068
iShares iBoxx High Yield Corporate Bond ETF(b) ............................... 28,892 2,187
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 6,576 565
iShares MSCI Canada ETF ................................................ 19,158 670
iShares MSCI International Momentum Factor ETF(b) ............................ 71,831 2,404
iShares MSCI International Quality Factor ETF ................................. 81,444 2,912
iShares MSCI Japan ETF ................................................. 84,144 5,268
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 170,705 4,609
Schwab Fundamental International Large Co. Index ETF ........................... 237,343 7,825
Schwab Fundamental International Small Co. Index ETF ........................... 50,100 1,675
SPDR Gold Shares(b)(c) .................................................. 11,774 2,222
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 417
United States Oil Fund LP(b)(c) ............................................ 18,947 1,329
Vanguard FTSE All-World ex-U.S. ETF ....................................... 15,588 847
Vanguard FTSE Developed Markets ETF ...................................... 104,858 4,819
Vanguard FTSE Emerging Markets ETF ...................................... 21,015 854
Vanguard Mortgage-Backed Securities ETF .................................... 75,149 3,367
Vanguard Real Estate ETF ................................................ 7,052 576
Vanguard S&P 500 ETF .................................................. 8,933 3,747
Vanguard Short-Term Corporate Bond ETF .................................... 18,748 1,433
Vanguard Small-Cap Value ETF(b) .......................................... 9,926 1,637
Vanguard Total Stock Market ETF ........................................... 10,711 2,424
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 250
Xtrackers USD High Yield Corporate Bond ETF(b) .............................. 74,422 2,585
Total Exchange-Traded Funds (Cost $72,365)
a
a
a
77,779
Affiliated Exchange-Traded Funds (40.6%)
VictoryShares Core Intermediate Bond ETF .................................... 1,171,797 53,293
VictoryShares Core Plus Intermediate Bond ETF ................................ 686,365 14,469
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 417
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,075
Total Affiliated Exchange-Traded Funds (Cost $83,582)
a
a
a
72,254
Collateral for Securities Loaned (5.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(d) ........ 2,372,269 2,372
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(d) ............ 2,372,269 2,372
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(d) ............... 2,372,269 2,372
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(d) . 2,372,269 2,373
Total Collateral for Securities Loaned (Cost $9,489)
a
a
a
9,489
Total Investments (Cost $189,898) — 104.8% 186,692
Liabilities in excess of other assets — (4.8)% (8,565)
NET ASSETS - 100.00% $ 178,127
At November 30, 2023, the Fund's investments in foreign securities were 20.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on November 30, 2023.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Affiliated Holdings
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 42 12/15/23 $ 1,959,617 $ 2,007,249 $ 47,632
FTSE 100 Index Futures .............. 23 12/15/23 2,195,197 2,165,821 (29,376)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 13 12/14/23 2,315,199 2,337,662 22,463
$ 40,719
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 17 12/21/23 $ 2,032,221 $ 1,991,670 $ 40,551
E-Mini Russell 2000 Index Futures ...... 14 12/15/23 1,310,429 1,268,540 41,889
Hang Seng Index Futures ............. 6 12/28/23 682,226 654,760 27,466
Swiss Market Index Futures ........... 27 12/15/23 3,397,375 3,352,873 44,502
$ 154,408
Total unrealized appreciation $ 224,503
Total unrealized depreciation (29,376)
Total net unrealized appreciation (depreciation) $ 195,127
(Amounts in thousands)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2023
Dividend
Income
VictoryShares Core Intermediate
Bond ETF ............. $ 55,536 $ — $ (1,992) $ (471) $ — $ 220 $ 53,293 $ 1,367
VictoryShares Core Plus
Intermediate Bond ETF .... 14,695 — — — — (226) 14,469 498
VictoryShares Emerging Markets
Value Momentum ETF .... 393 — — — — 24 417 19
VictoryShares Short-Term Bond
ETF .................. 3,382 674 — — — 19 4,075 135
$ 74,006 $ 674 $ (1,992) $ (471) $ — $ 37
$ 72,254
$ 2,019

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 27,866 $ 599
Brazil (8.1%):
Communication Services (0.4%):
TIM SA .............................................................. 673,000 2,358
Consumer Discretionary (0.8%):
Smartfit Escola de Ginastica e Danca SA ...................................... 75,300 354
Vibra Energia SA ....................................................... 954,643 4,531
YDUQS Participacoes SA ................................................. 95,500 390
5,275
Consumer Staples (0.3%):
Sao Martinho SA ....................................................... 198,400 1,336
SLC Agricola SA ....................................................... 47,207 361
1,697
Energy (1.4%):
3R Petroleum Oleo e Gas SA (a) ............................................ 54,200 331
Petroleo Brasileiro SA , ADR ............................................... 546,243 8,341
PRIO SA (a) ........................................................... 54,100 505
9,177
Financials (2.0%):
Banco do Brasil SA ..................................................... 384,795 4,244
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 207,000 509
Itau Unibanco Holding SA , ADR ............................................ 668,136 4,276
Pagseguro Digital Ltd. , Class A (a) ........................................... 370,454 3,734
12,763
Industrials (0.9%):
CCR SA ............................................................. 818,520 2,253
Marcopolo SA , Preference Shares ........................................... 542,500 657
Santos Brasil Participacoes SA ............................................. 822,100 1,407
SIMPAR SA .......................................................... 654,160 1,127
5,444
Information Technology (0.4%):
TOTVS SA ........................................................... 355,600 2,408
Materials (1.1%):
Gerdau SA , Preference Shares .............................................. 136,630 607
Vale SA .............................................................. 276,400 4,149
Vale SA , ADR ......................................................... 145,107 2,176
6,932
Real Estate (0.4%):
Allos SA ............................................................. 101,414 527
Multiplan Empreendimentos Imobiliarios SA ................................... 322,000 1,780
2,307
Utilities (0.4%):
CPFL Energia SA ....................................................... 187,000 1,408
Energisa SA ........................................................... 38,200 410
Equatorial Energia SA ................................................... 63,700 441
Neoenergia SA ......................................................... 100,400 395
2,654
51,015

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Chile (0.3%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 290,544 $ 540
Real Estate (0.0%):(b)
Cencosud Shopping SA .................................................. 211,862 338
Utilities (0.2%):
Enel Chile SA ......................................................... 17,632,358 1,113
1,991
China (21.4%):
Communication Services (4.9%):
Autohome, Inc. , ADR .................................................... 9,545 261
Baidu, Inc. , Class A (a) ................................................... 105,400 1,564
Hello Group, Inc. , ADR .................................................. 35,213 227
NetEase, Inc. .......................................................... 235,900 5,322
Tencent Holdings Ltd. ................................................... 556,463 23,182
30,556
Consumer Discretionary (5.9%):
361 Degrees International Ltd. ............................................. 955,000 430
Alibaba Group Holding Ltd. (a) ............................................. 1,199,004 11,145
Alibaba Group Holding Ltd. , ADR (a) ........................................ 33,010 2,472
BYD Co. Ltd. , Class H ................................................... 130,000 3,494
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 324,300 1,714
Gree Electric Appliances, Inc. , Class A ........................................ 493,899 2,279
H World Group Ltd. , ADR (a) .............................................. 83,961 3,071
JD.com, Inc. , Class A .................................................... 51,700 705
JD.com, Inc. , ADR ...................................................... 44,003 1,207
Midea Group Co. Ltd. , Class A ............................................. 318,700 2,312
MINISO Group Holding Ltd. , ADR .......................................... 121,134 3,069
New Oriental Education & Technology Group, Inc. , ADR (a) ........................ 45,469 3,700
Yadea Group Holdings Ltd. (c) .............................................. 788,000 1,482
37,080
Consumer Staples (1.4%):
Giant Biogene Holding Co. Ltd. (a) (c) ........................................ 78,800 361
Hengan International Group Co. Ltd. ......................................... 536,000 1,957
Tsingtao Brewery Co. Ltd. , Class H .......................................... 242,000 1,599
Wuliangye Yibin Co. Ltd. , Class A ........................................... 225,400 4,701
8,618
Energy (0.6%):
China Shenhua Energy Co. Ltd. , Class H ...................................... 377,500 1,233
PetroChina Co. Ltd. , Class H .............................................. 3,316,000 2,170
3,403
Financials (3.2%):
Bairong, Inc. (a) (c) ...................................................... 426,000 725
China Construction Bank Corp. , Class H ...................................... 6,996,000 4,045
China Merchants Bank Co. Ltd. , Class H ...................................... 694,000 2,422
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,555,000 5,023
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,956,000 2,272
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 1,263,500 5,795
20,282
Health Care (1.6%):
3SBio, Inc. (c) ......................................................... 418,000 388
China Animal Healthcare Ltd. (a) (d) .......................................... 1,673,000 —
China Medical System Holdings Ltd. ......................................... 314,000 603
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 43,500 1,772

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Sinopharm Group Co. Ltd. , Class H .......................................... 1,070,399 $ 2,653
WuXi AppTec Co. Ltd. , Class A ............................................ 183,700 2,123
Wuxi Biologics Cayman, Inc. (a) (c) .......................................... 409,500 2,274
9,813
Industrials (2.2%):
Airtac International Group ................................................ 98,344 3,417
China Railway Group Ltd. , Class H .......................................... 5,548,000 2,435
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 64,200 1,504
Weichai Power Co. Ltd. , Class H ............................................ 1,017,000 1,871
Xinte Energy Co. Ltd. , Class H (a) ........................................... 248,400 318
ZTO Express Cayman, Inc. , ADR ........................................... 201,373 4,495
14,040
Information Technology (0.5%):
Chinasoft International Ltd. ............................................... 754,000 645
JinkoSolar Holding Co. Ltd. , ADR (e) ........................................ 7,841 246
Luxshare Precision Industry Co. Ltd. , Class A ................................... 430,000 1,919
2,810
Materials (0.9%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 775,500 1,808
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 4,042,508 1,633
Western Mining Co. Ltd. , Class A ........................................... 1,150,700 2,072
5,513
Real Estate (0.2%):
China Vanke Co. Ltd. , Class H ............................................. 1,034,075 1,044
Poly Property Services Co. Ltd. , Class H (e) .................................... 58,600 225
1,269
Utilities (0.0%):(b)
China Datang Corp. Renewable Power Co. Ltd. , Class H ........................... 1,295,000 269
133,653
Egypt (0.3%):
Financials (0.3%):
Commercial International Bank , Registered Shares , GDR .......................... 1,128,743 1,581
Greece (1.7%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 14,133 370
OPAP SA ............................................................. 115,317 1,844
2,214
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 63,070 1,706
Financials (0.7%):
National Bank of Greece SA (a) ............................................. 595,425 4,081
Industrials (0.3%):
Mytilineos SA ......................................................... 54,156 2,168
Utilities (0.0%):(b)
Holding Co. ADMIE IPTO SA ............................................. 138,304 316
10,485
Hong Kong (1.9%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 1,463,200 981

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
SharkNinja, Inc. ........................................................ 24,433 $ 1,148
2,129
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 650,000 667
Industrials (0.4%):
Techtronic Industries Co. Ltd. .............................................. 255,000 2,591
Information Technology (0.7%):
Lenovo Group Ltd. ...................................................... 3,754,000 4,633
Real Estate (0.3%):
China Resources Land Ltd. ................................................ 412,000 1,508
Utilities (0.1%):
China Water Affairs Group Ltd. ............................................. 448,000 254
11,782
Hungary (1.0%):
Financials (1.0%):
OTP Bank Nyrt ........................................................ 144,045 5,999
India (13.1%):
Communication Services (0.4%):
Indus Towers Ltd. (a) .................................................... 947,095 2,095
Sun TV Network Ltd. .................................................... 56,397 457
2,552
Consumer Discretionary (1.6%):
Apollo Tyres Ltd. ....................................................... 138,071 708
CIE Automotive India Ltd. ................................................ 143,433 823
Kalyan Jewellers India Ltd. ................................................ 309,740 1,210
Mahindra & Mahindra Ltd. ................................................ 184,445 3,649
Raymond Ltd. ......................................................... 34,603 622
Tata Motors Ltd. ....................................................... 330,472 2,804
9,816
Energy (0.7%):
Aegis Logistics Ltd. ..................................................... 95,914 428
Reliance Industries Ltd. .................................................. 141,058 4,026
4,454
Financials (4.6%):
Angel One Ltd. ........................................................ 27,982 1,030
Axis Bank Ltd. ........................................................ 152,010 1,963
CreditAccess Grameen Ltd. (a) ............................................. 18,036 367
ICICI Bank Ltd. , ADR ................................................... 772,337 17,123
IDFC First Bank Ltd. (a) .................................................. 707,280 724
Jio Financial Services Ltd. (a) .............................................. 141,056 389
LIC Housing Finance Ltd. ................................................. 380,198 2,242
Manappuram Finance Ltd. ................................................ 1,762,676 3,481
Power Finance Corp. Ltd. ................................................. 300,057 1,206
28,525
Health Care (0.5%):
Aster DM Healthcare Ltd. (a) (c) ............................................. 108,303 495
Dr. Reddy's Laboratories Ltd. .............................................. 29,312 2,037
Narayana Hrudayalaya Ltd. ................................................ 33,840 497
Natco Pharma Ltd. ...................................................... 38,550 366
3,395

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Industrials (1.9%):
AIA Engineering Ltd. .................................................... 12,311 $ 531
Apar Industries Ltd. ..................................................... 11,651 780
Ashok Leyland Ltd. ..................................................... 1,073,834 2,359
CMS Info Systems Ltd. .................................................. 99,075 481
eClerx Services Ltd. ..................................................... 39,071 1,255
HG Infra Engineering Ltd. ................................................ 82,254 840
Larsen & Toubro Ltd. .................................................... 108,707 4,058
NCC Ltd. ............................................................ 486,801 973
Voltamp Transformers Ltd. ................................................ 9,098 601
11,878
Information Technology (0.8%):
Cyient Ltd. ........................................................... 27,550 640
HCL Technologies Ltd. ................................................... 124,977 2,014
Infosys Ltd. , ADR ...................................................... 87,560 1,537
KPIT Technologies Ltd. .................................................. 44,172 796
4,987
Materials (2.0%):
Jindal Stainless Ltd. ..................................................... 145,680 877
JK Paper Ltd. .......................................................... 320,267 1,410
PCBL Ltd. ............................................................ 279,365 911
Supreme Industries Ltd. .................................................. 8,379 446
Tata Chemicals Ltd. ..................................................... 59,573 694
Tata Steel Ltd. ......................................................... 1,915,427 2,944
UltraTech Cement Ltd. ................................................... 27,822 3,007
UPL Ltd. ............................................................. 268,706 1,840
Welspun Corp. Ltd. ..................................................... 79,975 509
12,638
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 29,810 502
Utilities (0.5%):
CESC Ltd. ............................................................ 423,751 494
Power Grid Corp. of India Ltd. ............................................. 904,464 2,269
VA Tech Wabag Ltd. (a) ................................................... 81,440 598
3,361
82,108
Indonesia (3.1%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk , ADR (e) .................................... 106,958 2,642
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk ................................................. 6,701,000 754
Energy (0.1%):
PT AKR Corporindo Tbk ................................................. 3,708,700 343
Financials (2.5%):
PT Bank Mandiri Persero Tbk .............................................. 21,768,580 8,211
PT Bank Rakyat Indonesia Persero Tbk ....................................... 21,101,146 7,184
15,395
Real Estate (0.0%):(b)
PT Bumi Serpong Damai Tbk (a) ............................................ 4,470,700 306
19,440
Ireland (1.3%):

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Discretionary (1.3%):
PDD Holdings, Inc. , ADR (a) ............................................... 54,314 $ 8,008
Luxembourg (0.9%):
Materials (0.9%):
Ternium SA , ADR ...................................................... 139,125 5,500
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. (a) ..................................................... 458,800 1,125
Malaysia (0.3%):
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,823,800 525
Industrials (0.1%):
Gamuda Bhd .......................................................... 628,500 644
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 2,400,000 541
Utilities (0.0%):(b)
Mega First Corp. Bhd .................................................... 546,200 412
2,122
Mexico (4.7%):
Communication Services (0.5%):
America Movil SAB de CV , ADR ........................................... 159,649 2,901
Consumer Staples (1.3%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 21,146 2,683
Gruma SAB de CV , Class B ............................................... 74,493 1,381
Grupo Comercial Chedraui SA de CV ........................................ 56,856 334
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 1,837,099 3,718
8,116
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 18,990 585
Financials (2.0%):
Banco del Bajio SA (c) ................................................... 139,643 443
Grupo Financiero Banorte SAB de CV , Class O ................................. 1,316,525 12,244
12,687
Industrials (0.0%):(b)
Grupo Aeroportuario del Pacifico SAB de CV , ADR .............................. 1,728 263
Materials (0.4%):
Alpek SAB de CV (e) .................................................... 369,683 279
GCC SAB de CV ....................................................... 79,320 777
Grupo Mexico SAB de CV , Class B .......................................... 329,081 1,509
2,565
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 454,800 1,716
FIBRA Macquarie Mexico (c) .............................................. 286,566 501
2,217
29,334
Panama (0.2%):

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Industrials (0.2%):
Copa Holdings SA , Class A ................................................ 16,973 $ 1,572
Philippines (0.1%):
Consumer Discretionary (0.1%):
Bloomberry Resorts Corp. (a) .............................................. 2,796,100 486
Financials (0.0%):(b)
Security Bank Corp. ..................................................... 268,610 341
827
Poland (0.1%):
Financials (0.1%):
KRUK SA ............................................................ 6,608 756
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 325,411 4,835
Qatar (0.3%):
Industrials (0.3%):
Industries Qatar QSC .................................................... 584,293 2,008
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC , ADR (a) (d) (f) ...................................... 253,826 14
Energy (0.0%):(b)
Gazprom PJSC (a) (d) (f) ................................................... 1,087,480 29
Rosneft Oil Co. PJSC , GDR (a) (d) (f) ......................................... 457,159 22
51
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (a) (d) (f) .................................. 196,760 2
Sberbank of Russia PJSC (d) (f) ............................................. 687,954 —
Sberbank of Russia PJSC , ADR (a) (d) (f) ....................................... 329,652 —
2
67
Saudi Arabia (1.4%):
Communication Services (0.4%):
Saudi Telecom Co. ...................................................... 253,620 2,603
Energy (0.1%):
Aldrees Petroleum and Transport Services Co. .................................. 18,551 638
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 20,733 435
Information Technology (0.3%):
Arabian Internet & Communications Services Co. ................................ 22,436 1,863
Materials (0.5%):
SABIC Agri-Nutrients Co. ................................................ 62,706 2,302
Sahara International Petrochemical Co. ....................................... 100,599 869
3,171
8,710
South Africa (1.3%):

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Discretionary (0.1%):
Truworths International Ltd. ............................................... 130,624 $ 531
Energy (0.0%):(b)
Exxaro Resources Ltd. ................................................... 29,891 298
Financials (0.8%):
Nedbank Group Ltd. ..................................................... 195,370 2,217
Standard Bank Group Ltd. ................................................ 246,293 2,619
4,836
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,192,131 1,146
Industrials (0.2%):
The Bidvest Group Ltd. .................................................. 85,197 1,068
Materials (0.0%):(b)
African Rainbow Minerals Ltd. ............................................. 42,135 407
8,286
South Korea (14.4%):
Communication Services (0.3%):
JYP Entertainment Corp. ................................................. 22,229 1,651
Consumer Discretionary (1.4%):
Hyundai Mobis Co. Ltd. .................................................. 30,747 5,439
Kia Corp. ............................................................ 50,031 3,324
Youngone Corp. ........................................................ 11,291 381
9,144
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 20,256 1,381
NongShim Co. Ltd. ..................................................... 1,569 492
1,873
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 57,656 3,721
JB Financial Group Co. Ltd. ............................................... 65,019 522
KakaoBank Corp. ....................................................... 115,452 2,339
Samsung Securities Co. Ltd. ............................................... 85,284 2,586
Shinhan Financial Group Co. Ltd. ........................................... 90,198 2,573
11,741
Health Care (0.9%):
Classys, Inc. .......................................................... 49,769 1,607
Dentium Co. Ltd. ....................................................... 4,309 420
Hanmi Pharm Co. Ltd. ................................................... 1,577 374
Samsung Biologics Co. Ltd. (a) (c) ........................................... 5,409 3,026
5,427
Industrials (1.4%):
Doosan Bobcat, Inc. ..................................................... 43,245 1,522
Hanwha Aerospace Co. Ltd. ............................................... 6,514 637
HD Hyundai Electric Co. Ltd. .............................................. 34,354 2,237
Hyundai Glovis Co. Ltd. .................................................. 2,680 360
Hyundai Rotem Co. Ltd. (a) ................................................ 74,515 1,533
LX International Corp. ................................................... 14,256 328
Samsung Engineering Co. Ltd. (a) ........................................... 123,281 2,404
9,021
Information Technology (7.5%):
DB HiTek Co. Ltd. ...................................................... 9,398 450
HAESUNG DS Co. Ltd. .................................................. 38,398 1,707

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Hyundai Autoever Corp. .................................................. 5,496 $ 786
Innox Advanced Materials Co. Ltd. .......................................... 83,181 2,116
Samsung Electronics Co. Ltd. .............................................. 584,572 32,967
SK Hynix, Inc. ......................................................... 80,066 8,309
SOLUM Co. Ltd. (a) ..................................................... 26,456 561
46,896
Materials (0.7%):
KCC Corp. ........................................................... 1,359 219
LG Chem Ltd. ......................................................... 7,623 2,949
LOTTE Fine Chemical Co. Ltd. ............................................ 12,458 556
OCI Holdings Co. Ltd. ................................................... 4,230 323
Poongsan Corp. ........................................................ 20,250 560
4,607
90,360
Taiwan (16.5%):
Communication Services (0.1%):
International Games System Co. Ltd. ......................................... 19,000 405
Consumer Discretionary (0.7%):
Makalot Industrial Co. Ltd. ................................................ 202,000 2,317
Poya International Co. Ltd. ................................................ 90,900 1,486
Tong Yang Industry Co. Ltd. ............................................... 282,000 671
4,474
Health Care (0.3%):
Lotus Pharmaceutical Co. Ltd. ............................................. 47,000 389
Universal Vision Biotechnology Co. Ltd. ...................................... 144,763 1,342
1,731
Industrials (0.7%):
Aerospace Industrial Development Corp. ...................................... 213,000 354
Chicony Power Technology Co. Ltd. ......................................... 135,000 614
Fortune Electric Co. Ltd. ................................................. 264,000 2,369
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 182,000 572
Teco Electric and Machinery Co. Ltd. ........................................ 254,000 380
4,289
Information Technology (14.5%):
Alchip Technologies Ltd. ................................................. 10,000 998
ASE Technology Holding Co. Ltd. ........................................... 836,000 3,415
ASE Technology Holding Co. Ltd. , ADR (e) .................................... 519,182 4,465
Chipbond Technology Corp. ............................................... 215,000 495
Chroma ATE, Inc. ...................................................... 54,000 370
Compeq Manufacturing Co. Ltd. ............................................ 294,000 690
Elite Material Co. Ltd. ................................................... 164,000 1,994
Getac Holdings Corp. .................................................... 266,000 867
Gold Circuit Electronics Ltd. ............................................... 553,800 4,037
Hon Hai Precision Industry Co. Ltd. , GDR ..................................... 256,614 1,662
King Yuan Electronics Co. Ltd. ............................................. 1,086,000 2,882
Lotes Co. Ltd. ......................................................... 14,000 416
MediaTek, Inc. ......................................................... 328,000 9,909
Novatek Microelectronics Corp. ............................................ 172,000 2,810
Radiant Opto-Electronics Corp. ............................................. 130,000 550
Sercomm Corp. ........................................................ 142,000 565
Simplo Technology Co. Ltd. ............................................... 44,000 536
Sinbon Electronics Co. Ltd. ............................................... 37,000 339
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,946,000 35,608
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 61,876 6,021
Tripod Technology Corp. ................................................. 86,000 531
Unimicron Technology Corp. .............................................. 599,000 3,397
United Microelectronics Corp. ............................................. 1,959,000 3,064

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Wistron NeWeb Corp. .................................................... 132,000 $ 577
Wiwynn Corp. ......................................................... 43,000 2,413
Yageo Corp. ........................................................... 125,000 2,404
91,015
Materials (0.2%):
Allied Supreme Corp. .................................................... 52,000 571
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 195,000 749
1,320
103,234
Thailand (1.3%):
Energy (0.7%):
PTT Exploration & Production PCL , Class F ................................... 1,062,400 4,562
Health Care (0.4%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 2,823,300 2,109
Mega Lifesciences PCL .................................................. 366,100 413
2,522
Materials (0.1%):
Tipco Asphalt PCL ...................................................... 1,183,800 555
Real Estate (0.1%):
Origin Property PCL ..................................................... 1,073,900 268
7,907
Turkey (0.7%):
Consumer Staples (0.1%):
Coca-Cola Icecek AS .................................................... 52,902 742
Financials (0.3%):
Yapi ve Kredi Bankasi AS ................................................. 3,220,847 2,146
Industrials (0.3%):
Pegasus Hava Tasimaciligi AS (a) ............................................ 53,035 1,297
Tekfen Holding AS ...................................................... 186,662 292
1,589
4,477
United Arab Emirates (1.2%):
Financials (0.5%):
Emirates NBD Bank PJSC ................................................ 588,368 2,821
Industrials (0.1%):
Air Arabia PJSC ........................................................ 1,048,784 769
Real Estate (0.6%):
Emaar Development PJSC ................................................ 382,577 710
Emaar Properties PJSC ................................................... 1,619,978 3,347
4,057
7,647
United Kingdom (0.5%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 51,535 2,458
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 43,284 943
3,401

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
United States (0.4%):
Consumer Discretionary (0.4%):
Samsonite International SA (a) (c) ............................................ 762,300 $ 2,223
Uruguay (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc. (a) .................................................... 1,066 1,727
Total Common Stocks (Cost $530,311) 612,779
Rights (0.0%)(b)
United Kingdom (0.0%):(b)
Consumer Staples (0.0%):(b)
Unilever PLC , Expires 12/8/23 (a) ........................................... 51,535 24
Total Rights (Cost $24) 24
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 18,017 1,025
Total Exchange-Traded Funds (Cost $1,018) 1,025
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (g) ........ 178,875 179
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 178,875 179
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 178,875 179
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 178,875 179
Total Collateral for Securities Loaned (Cost $716) 716
Total Investments (Cost $532,069) — 98.2% 614,544
Other assets in excess of liabilities — 1.8% 11,425
NET ASSETS - 100.00% $ 625,969
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$11,918 (thousands) and amounted to 1.9% of net assets.
(d) Security was fair valued using significant unobservable inputs as of November 30, 2023.
(e) All or a portion of this security is on loan.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2023 (amounts
in thousands):
(g) Rate disclosed is the daily yield on November 30, 2023.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (0.2%):
Consumer Staples (0.2%):
Coles Group Ltd. ....................................................... 13,421 $ 136
Austria (0.6%):
Energy (0.4%):
OMV AG ............................................................ 5,377 230
Utilities (0.2%):
Verbund AG .......................................................... 1,433 136
366
Canada (4.7%):
Consumer Discretionary (0.5%):
Dollarama, Inc. ........................................................ 3,899 283
Consumer Staples (0.1%):
Metro, Inc. ........................................................... 1,399 70
Energy (0.3%):
Canadian Natural Resources Ltd. ............................................ 2,531 169
Financials (3.4%):
Bank of Montreal ....................................................... 5,065 416
Great-West Lifeco, Inc. (a) ................................................. 12,484 399
IGM Financial, Inc. ..................................................... 3,456 86
Manulife Financial Corp. ................................................. 13,254 260
Royal Bank of Canada ................................................... 771 70
Sun Life Financial, Inc. .................................................. 6,426 324
The Toronto-Dominion Bank ............................................... 5,611 342
1,897
Materials (0.4%):
West Fraser Timber Co. Ltd. ............................................... 3,194 232
2,651
Denmark (2.0%):
Consumer Staples (0.2%):
Carlsberg A/S , Class B ................................................... 1,028 127
Health Care (1.5%):
Coloplast A/S , Class B ................................................... 1,119 132
Novo Nordisk A/S , Class B ................................................ 6,878 703
835
Materials (0.3%):
Novozymes A/S , B Shares ................................................ 2,896 150
1,112
Finland (0.1%):
Communication Services (0.1%):
Elisa Oyj ............................................................. 1,132 51
France (2.7%):
Consumer Discretionary (0.9%):
Hermes International SCA ................................................ 123 255
LVMH Moet Hennessy Louis Vuitton SE ...................................... 320 245
500

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Staples (0.5%):
L'Oreal SA ........................................................... 604 $ 284
Financials (0.3%):
AXA SA ............................................................. 4,800 149
Health Care (0.4%):
Sanofi ............................................................... 2,432 227
Industrials (0.6%):
Bouygues SA .......................................................... 8,738 332
1,492
Germany (2.9%):
Consumer Discretionary (0.6%):
Mercedes-Benz Group AG ................................................ 3,267 212
Volkswagen AG , Preference Shares .......................................... 947 110
322
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 2,330 586
Industrials (0.4%):
Deutsche Post AG ...................................................... 4,390 206
Information Technology (0.2%):
Nemetschek SE ........................................................ 1,242 109
Utilities (0.7%):
E.ON SE ............................................................. 22,291 290
RWE AG ............................................................. 3,094 132
422
1,645
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 1,251 99
Italy (1.2%):
Financials (0.7%):
Assicurazioni Generali SpA ............................................... 17,086 354
Utilities (0.5%):
Snam SpA ............................................................ 28,565 144
Terna - Rete Elettrica Nazionale ............................................ 19,120 154
298
652
Japan (8.2%):
Communication Services (1.2%):
KDDI Corp. ........................................................... 11,200 350
Nippon Telegraph & Telephone Corp. ........................................ 265,000 310
660
Consumer Discretionary (0.2%):
Iida Group Holdings Co. Ltd. .............................................. 7,700 116
Financials (2.5%):
Japan Post Holdings Co. Ltd. .............................................. 24,600 217
Mizuho Financial Group, Inc. .............................................. 11,100 189
ORIX Corp. ........................................................... 9,100 166
Sumitomo Mitsui Financial Group, Inc. ....................................... 10,000 492

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Tokio Marine Holdings, Inc. ............................................... 14,200 $ 352
1,416
Health Care (0.2%):
Hoya Corp. ........................................................... 1,100 124
Industrials (2.5%):
ITOCHU Corp. ........................................................ 8,200 319
Kajima Corp. .......................................................... 13,900 220
Mitsubishi Corp. ....................................................... 7,200 336
Mitsui & Co. Ltd. ....................................................... 6,700 244
Mitsui O.S.K. Lines Ltd. (a) ................................................ 10,500 288
1,407
Information Technology (1.6%):
FUJIFILM Holdings Corp. ................................................ 2,200 129
Fujitsu Ltd. ........................................................... 1,100 157
Nomura Research Institute Ltd. ............................................. 9,300 260
Oracle Corp. .......................................................... 2,100 162
Seiko Epson Corp. ...................................................... 10,800 160
868
4,591
Netherlands (2.0%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 56,389 193
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 9,229 267
Industrials (0.8%):
Wolters Kluwer NV ..................................................... 3,057 421
Information Technology (0.4%):
ASML Holding NV ..................................................... 338 231
1,112
Norway (0.3%):
Materials (0.3%):
Yara International ASA ................................................... 5,144 174
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd. ................................................. 26,400 186
Spain (0.2%):
Utilities (0.2%):
Enagas SA ............................................................ 6,585 120
Switzerland (4.9%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 281 164
Consumer Discretionary (0.4%):
Garmin Ltd. ........................................................... 1,881 230
Consumer Staples (0.9%):
Nestle SA , Registered Shares .............................................. 4,121 469

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Financials (0.5%):
Partners Group Holding AG ............................................... 207 $ 273
Health Care (1.9%):
Novartis AG , Registered Shares ............................................. 8,016 783
Roche Holding AG ...................................................... 1,109 298
1,081
Industrials (0.6%):
Geberit AG , Registered Shares ............................................. 391 219
SGS SA , Registered Shares ................................................ 1,450 124
343
Materials (0.3%):
Holcim AG ........................................................... 2,542 187
2,747
United Kingdom (1.6%):
Consumer Staples (0.4%):
British American Tobacco PLC ............................................. 6,605 210
Health Care (0.3%):
GSK PLC ............................................................ 7,672 138
Industrials (0.6%):
RELX PLC ........................................................... 8,774 338
Information Technology (0.3%):
The Sage Group PLC .................................................... 13,234 189
875
United States (67.1%):
Communication Services (2.0%):
AT&T, Inc. ........................................................... 17,682 293
Omnicom Group, Inc. .................................................... 2,898 234
The Interpublic Group of Cos., Inc. .......................................... 6,559 202
Verizon Communications, Inc. .............................................. 10,602 406
1,135
Consumer Discretionary (4.5%):
Best Buy Co., Inc. ...................................................... 2,709 192
Genuine Parts Co. ...................................................... 2,013 267
Lowe's Cos., Inc. ....................................................... 2,334 464
McDonald's Corp. ...................................................... 1,375 388
Starbucks Corp. ........................................................ 1,909 190
The Home Depot, Inc. ................................................... 2,478 777
Tractor Supply Co. ...................................................... 607 123
Whirlpool Corp. ........................................................ 913 99
2,500
Consumer Staples (5.7%):
Altria Group, Inc. ....................................................... 11,445 481
Colgate-Palmolive Co. ................................................... 3,883 306
Conagra Brands, Inc. .................................................... 4,889 138
General Mills, Inc. ...................................................... 3,808 242
Kellanova ............................................................ 2,072 109
Kimberly-Clark Corp. .................................................... 745 92
Philip Morris International, Inc. ............................................. 5,392 503
Target Corp. .......................................................... 888 119
The Coca-Cola Co. ...................................................... 4,366 255
The Hershey Co. ....................................................... 921 173
The Kroger Co. ........................................................ 4,347 193

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
The Procter & Gamble Co. ................................................ 3,817 $ 586
3,197
Energy (4.5%):
ConocoPhillips ........................................................ 3,019 349
Coterra Energy, Inc. ..................................................... 9,749 256
Devon Energy Corp. ..................................................... 7,268 327
EOG Resources, Inc. .................................................... 3,250 400
Exxon Mobil Corp. ..................................................... 4,443 456
Marathon Petroleum Corp. ................................................ 2,539 379
Valero Energy Corp. ..................................................... 2,855 358
2,525
Financials (9.0%):
Aflac, Inc. ............................................................ 3,700 306
Ameriprise Financial, Inc. ................................................. 1,027 363
Aon PLC , Class A ...................................................... 528 173
Fifth Third Bancorp ..................................................... 12,645 366
Huntington Bancshares, Inc. ............................................... 18,434 208
JPMorgan Chase & Co. .................................................. 4,642 725
Mastercard, Inc. , Class A ................................................. 1,954 809
MSCI, Inc. ........................................................... 554 288
Regions Financial Corp. .................................................. 24,255 405
T. Rowe Price Group, Inc. ................................................. 3,805 381
The Goldman Sachs Group, Inc. ............................................ 866 296
The PNC Financial Services Group, Inc. ...................................... 579 77
The Western Union Co. ................................................... 18,483 215
Visa, Inc. , Class A ...................................................... 1,694 435
5,047
Health Care (10.0%):
Abbott Laboratories ..................................................... 1,054 110
AbbVie, Inc. .......................................................... 5,077 723
Amgen, Inc. ........................................................... 670 181
Bristol-Myers Squibb Co. ................................................. 3,256 161
Cardinal Health, Inc. .................................................... 6,211 665
Cencora, Inc. .......................................................... 550 112
CVS Health Corp. ...................................................... 2,028 138
Elevance Health, Inc. .................................................... 654 314
Eli Lilly & Co. ......................................................... 1,775 1,049
Gilead Sciences, Inc. .................................................... 2,625 201
Johnson & Johnson ..................................................... 2,775 429
Pfizer, Inc. ............................................................ 7,704 235
Quest Diagnostics, Inc. ................................................... 1,116 153
Stryker Corp. .......................................................... 460 136
The Cigna Group ....................................................... 918 241
UnitedHealth Group, Inc. ................................................. 1,393 770
5,618
Industrials (7.6%):
3M Co. .............................................................. 1,938 192
Automatic Data Processing, Inc. ............................................ 638 147
C.H. Robinson Worldwide, Inc. ............................................. 1,412 116
Cummins, Inc. ......................................................... 1,636 367
Fastenal Co. ........................................................... 5,169 310
Honeywell International, Inc. .............................................. 956 187
Illinois Tool Works, Inc. .................................................. 1,208 293
Lockheed Martin Corp. ................................................... 1,133 507
PACCAR, Inc. ......................................................... 4,305 395
Paychex, Inc. .......................................................... 3,287 401
Republic Services, Inc. ................................................... 668 108
Rockwell Automation, Inc. ................................................ 522 144
Snap-on, Inc. .......................................................... 700 192
United Parcel Service, Inc. , Class B .......................................... 2,937 445

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
W.W. Grainger, Inc. ..................................................... 566 $ 445
4,249
Information Technology (17.6%):
Apple, Inc. ........................................................... 13,006 2,470
Broadcom, Inc. ........................................................ 1,407 1,302
Cisco Systems, Inc. ..................................................... 19,383 938
Hewlett Packard Enterprise Co. ............................................. 18,838 319
HP, Inc. .............................................................. 9,016 265
Juniper Networks, Inc. ................................................... 4,700 134
Microsoft Corp. ........................................................ 6,384 2,419
Motorola Solutions, Inc. .................................................. 534 172
NetApp, Inc. .......................................................... 5,063 463
NVIDIA Corp. ......................................................... 1,085 507
Oracle Corp. .......................................................... 2,079 242
QUALCOMM, Inc. ..................................................... 1,417 183
Texas Instruments, Inc. ................................................... 2,712 414
9,828
Materials (3.2%):
CF Industries Holdings, Inc. ............................................... 5,454 410
LyondellBasell Industries NV , Class A ........................................ 4,968 472
Packaging Corp. of America ............................................... 1,672 281
RPM International, Inc. .................................................. 1,083 112
Steel Dynamics, Inc. ..................................................... 2,434 290
The Sherwin-Williams Co. ................................................ 747 208
1,773
Utilities (3.0%):
American Electric Power Co., Inc. ........................................... 3,126 249
Duke Energy Corp. ...................................................... 4,672 431
OGE Energy Corp. ...................................................... 6,617 232
Sempra .............................................................. 1,770 129
The AES Corp. ........................................................ 6,404 110
The Southern Co. ....................................................... 4,082 290
UGI Corp. ............................................................ 10,472 230
1,671
37,543
Total Common Stocks (Cost $43,206) 55,552
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (b) ........ 102,796 102
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (b) ............ 102,796 103
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (b) ............... 102,796 103
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (b) . 102,796 103
Total Collateral for Securities Loaned (Cost $411) 411
Total Investments (Cost $43,617) — 100.0% 55,963
Other assets in excess of liabilities — 0.0% 8
NET ASSETS - 100.00% $ 55,971
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on November 30, 2023.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (2.2%)
ABS Other (0.8%):
CenterPoint Energy Transition Bond Co. IV LLC , Series 2012-1 , Class A3 , 3 .03% , 10/15/25 . $ 1,422 $ 1,396
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,660
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,844 3,233
8,289
Agency ABS Other (1.4%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 5 .76% ( SOFR90A + 51 bps ) , 6/25/41 (a) ................... 1,542 1,305
Series 2015-3A , Class A2 , 6 .04% ( SOFR30A + 71 bps ) , 2/27/51 (a) (b) .............. 1,699 1,679
Series 2019-5 , Class A , 2 .53% , 10/25/67 (b) ................................ 5,270 4,703
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 5 .80% ( SOFR90A + 46 bps ) , 1/25/70 (a) ................... 2,563 2,365
Series 2013-6 , Class A3 , 6 .09% ( SOFR30A + 76 bps ) , 6/26/28 (a) .................. 2,048 2,001
Navient Student Loan Trust , Series 2014-1 , Class A3 , 5 .95% ( SOFR30A + 62 bps ) , 6/25/31 (a) . 1,371 1,324
13,377
Total Asset-Backed Securities (Cost $23,306)
a
a
a
21,666
Collateralized Mortgage Obligations (2.0%)
Agency CMO Other (1.0%):
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,945 3,937
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,978 1,992
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,988 1,964
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 1,997 1,982
9,875
Commercial MBS (1.0%):
Citigroup Commercial Mortgage Trust , Series 2019-PRM , Class A , 3 .34% , 5/10/36 (b) ..... 9,700 9,669
Total Collateralized Mortgage Obligations (Cost $19,306)
a
a
a
19,544
Corporate Bonds (0.4%)
Utilities (0.4%):
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 3,958
Total Corporate Bonds (Cost $4,310)
a
a
a
3,958
Municipal Bonds (2.5%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 142 135
Kansas (0.3%):
Kansas Development Finance Authority Revenue , Series H , 3 .94% , 4/15/26 ............. 3,000 2,918
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,000 2,874
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,869
4,743
Texas (1.2%):
Boerne Independent School District, GO , 1 .77% , 2/1/32 , Continuously Callable @100 ..... 650 511
City of Abilene, GO
2 .41% , 2/15/26 .................................................... 1,715 1,624
2 .54% , 2/15/27 .................................................... 1,195 1,113
2 .64% , 2/15/29 .................................................... 1,000 899

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
City of Houston Texas Combined Utility System Revenue
3 .82% , 11/15/29 , Continuously Callable @100 .............................. $ 3,000 $ 2,833
Series E , 3 .72% , 11/15/28 ............................................. 1,530 1,456
State of Texas, GO , 2 .53% , 10/1/31 , Continuously Callable @100 .................... 3,500 2,952
11,388
Virginia (0.5%):
Virginia Public Building Authority Revenue
Series C , 2 .25% , 8/1/26 .............................................. 1,370 1,276
Series C , 2 .40% , 8/1/27 .............................................. 1,475 1,350
Series C , 2 .56% , 8/1/29 .............................................. 2,700 2,378
5,004
Total Municipal Bonds (Cost $26,324)
a
a
a
24,188
U.S. Government Agency Mortgages (64.1%)
Federal Farm Credit Banks
5 .93% , 7/14/33 .................................................... 2,500 2,503
6 .00% , 1/25/38 .................................................... 5,000 4,949
6 .33% , 6/7/38 ..................................................... 3,000 2,990
10,442
Federal Home Loan Banks
1 .00% , 8/16/27 (d) .................................................. 1,000 894
5 .50% , 9/20/27 .................................................... 3,800 3,785
4,679
Federal Home Loan Mortgage Corporation
6 .25% , 9/13/28 .................................................... 2,000 2,000
3 .00% , 3/1/32 - 5/1/52 ............................................... 14,014 12,387
3 .50% , 10/1/33 - 7/1/52 .............................................. 16,415 14,831
4 .00% , 10/1/33 - 9/1/52 .............................................. 21,111 19,645
5 .50% , 12/1/35 - 6/1/53 .............................................. 12,301 12,184
5 .00% , 3/1/38 - 6/1/53 ............................................... 32,755 31,664
4 .50% , 11/1/42 - 10/1/52 .............................................. 10,450 9,837
4 .03% ( SOFR30A + 227 bps ) , 8/1/52 (a) .................................... 7,081 6,713
6 .50% , 2/1/53 ..................................................... 3,719 3,782
6 .00% , 8/1/53 ..................................................... 1,984 1,991
Series 3134 , Class FA , 5 .74% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 332 326
Series 3987 , Class A , 2 .00% , 9/15/26 .................................... 74 73
Series 4023 , Class PF , 5 .99% ( SOFR30A + 66 bps ) , 10/15/41 (a) .................. 295 295
Series 4623 , Class H , 2 .50% , 11/15/44 ................................... 1,175 1,038
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,835 3,786
Series K037 , Class A2 , 3 .49% , 1/25/24 ................................... 4,077 4,055
Series K038 , Class A2 , 3 .39% , 3/25/24 ................................... 2,580 2,563
Series K045 , Class A2 , 3 .02% , 1/25/25 ................................... 2,685 2,612
Series K049 , Class A2 , 3 .01% , 7/25/25 ................................... 4,000 3,864
Series K051 , Class A2 , 3 .31% , 9/25/25 ................................... 10,000 9,683
Series K052 , Class A1 , 2 .60% , 1/25/25 ................................... 712 698
Series K056 , Class A1 , 2 .20% , 7/25/25 ................................... 864 841
Series K057 , Class A2 , 2 .57% , 7/25/26 ................................... 7,000 6,603
Series K061 , Class A1 , 3 .01% , 8/25/26 ................................... 8 8
Series K080 , Class A2 , 3 .93% , 7/25/28 (d) ................................. 15,000 14,419
Series K725 , Class A2 , 3 .00% , 1/25/24 ................................... 2,820 2,805
Series K727 , Class A2 , 2 .95% , 7/25/24 ................................... 14,495 14,280
Series K730 , Class A2 , 3 .59% , 1/25/25 ................................... 4,761 4,667
Series K733 , Class AM , 3 .75% , 9/25/25 .................................. 5,000 4,869
Series K76 , Class A2 , 2 .91% , 4/25/24 .................................... 894 885
Series KC03 , Class A2 , 3 .50% , 1/25/26 ................................... 8,583 8,315
Series KPLB2 , Class A , 4 .83% , 6/25/33 .................................. 5,000 4,924
206,643
Federal National Mortgage Association
3 .00% , 2/1/27 - 2/1/52 ............................................... 19,041 16,437
1 .64% , 9/1/31 ..................................................... 1,250 980
5 .00% , 12/1/35 - 4/1/53 .............................................. 17,712 17,181
5 .50% , 11/1/37 - 10/1/52 .............................................. 5,067 5,008

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
4 .50% , 1/1/38 - 9/1/52 ............................................... $ 34,787 $ 32,728
4 .00% , 4/1/38 - 9/1/52 ............................................... 42,829 39,328
6 .00% , 5/1/38 - 9/1/53 ............................................... 2,069 2,083
2 .50% , 6/1/41 - 3/1/52 ............................................... 21,663 17,873
3 .50% , 1/1/42 - 7/1/52 ............................................... 33,861 30,152
2 .44% , 10/1/51 .................................................... 3,000 1,697
2 .00% , 11/1/51 - 12/1/51 .............................................. 26,070 20,370
Series 2005-29 , Class FY , 5 .74% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................ 635 624
Series 2007-84 , Class F , 5 .74% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 354 345
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 220 208
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 329 308
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 227 214
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 302 285
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 557 526
Series 2015-M13 , Class A2 , 2 .79% , 6/25/25 (d) ............................. 1,579 1,523
Series 2017-M12 , Class A2 , 3 .16% , 6/25/27 (d) ............................. 4,015 3,789
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (d) .............................. 6,767 6,391
Series 2018-M10 , Class A2 , 3 .47% , 7/25/28 (d) ............................. 8,049 7,597
Series 2018-M4 , Class A2 , 3 .17% , 3/25/28 (d) .............................. 2,163 2,024
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,315 1,304
Series 2022-M13 , Class A2 , 2 .68% , 6/25/32 ............................... 3,671 3,068
Series 2023-M4 , Class A2 , 3 .89% , 8/25/32 (d) .............................. 4,000 3,655
215,698
Government National Mortgage Association
4 .50% , 4/20/24 - 9/20/53 ............................................. 20,047 19,261
7 .00% , 5/15/27 - 7/15/32 ............................................. 415 428
8 .00% , 5/15/27 - 9/15/30 ............................................. 145 152
7 .50% , 2/15/28 - 11/15/31 ............................................. 109 113
6 .00% , 4/15/28 - 10/20/53 ............................................. 18,009 18,262
6 .50% , 5/15/28 - 10/20/53 ............................................. 9,215 9,394
6 .75% , 5/15/28 .................................................... 4 4
5 .50% , 4/20/33 - 9/20/53 ............................................. 28,553 28,532
5 .00% , 5/20/33 - 9/20/53 ............................................. 14,589 14,252
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,954 1,846
2 .50% , 2/20/50 - 7/20/53 ............................................. 37,142 31,060
3 .00% , 8/20/51 - 10/20/51 ............................................. 17,969 15,582
3 .50% , 6/20/52 .................................................... 2,728 2,422
Series 2022-68 , Class WQ , 3 .59% , 5/20/50 (d) .............................. 4,280 3,943
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 4,924
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................ 3,845 3,784
153,959
Small Business Administration Pools
5 .65% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 3,545 3,502
8 .13% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 3,922 4,076
9 .38% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 2,938 3,122
10 .09% ( PRIME + 159 bps ) , 2/25/32 (a) .................................... 3,052 3,328
8 .63% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 2,777 2,926
6 .00% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 3,430 3,410
6 .75% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 1,198 1,214
21,578
Federal Home Loan Mortgage Corporation
5 .00% , 9/1/52 ..................................................... 2,783 2,679
Total U.S. Government Agency Mortgages (Cost $653,779)
a
a
a
615,678
U.S. Treasury Obligations (26.1%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 5,000 5,188
1 .13% , 8/15/40 .................................................... 14,000 8,227
1 .75% , 8/15/41 .................................................... 7,000 4,504
2 .00% , 11/15/41 .................................................... 5,000 3,351

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
3 .38% , 8/15/42 .................................................... $ 5,000 $ 4,161
U.S. Treasury Notes
2 .00% , 4/30/24 .................................................... 5,000 4,931
0 .38% , 8/15/24 .................................................... 5,000 4,831
2 .13% , 11/30/24 .................................................... 4,000 3,880
2 .00% , 2/15/25 .................................................... 4,000 3,856
2 .13% , 5/15/25 .................................................... 4,500 4,322
0 .38% , 1/31/26 .................................................... 6,000 5,478
1 .38% , 8/31/26 .................................................... 7,000 6,441
1 .63% , 10/31/26 .................................................... 7,000 6,460
3 .13% , 8/31/27 .................................................... 13,000 12,433
1 .13% , 2/29/28 .................................................... 3,000 2,626
1 .25% , 4/30/28 .................................................... 5,000 4,382
2 .88% , 5/15/28 .................................................... 10,000 9,406
1 .25% , 5/31/28 .................................................... 5,000 4,371
1 .00% , 7/31/28 .................................................... 3,000 2,580
1 .13% , 8/31/28 .................................................... 5,000 4,316
1 .38% , 10/31/28 .................................................... 8,200 7,131
2 .63% , 2/15/29 .................................................... 7,000 6,439
2 .38% , 3/31/29 .................................................... 8,850 8,026
2 .38% , 5/15/29 .................................................... 2,000 1,810
2 .75% , 5/31/29 .................................................... 4,000 3,688
3 .88% , 11/30/29 .................................................... 9,000 8,767
3 .50% , 1/31/30 .................................................... 2,000 1,907
0 .88% , 11/15/30 .................................................... 7,000 5,565
1 .63% , 5/15/31 .................................................... 10,000 8,295
1 .25% , 8/15/31 .................................................... 27,000 21,587
2 .88% , 5/15/32 .................................................... 13,000 11,641
4 .13% , 11/15/32 .................................................... 30,000 29,466
3 .50% , 2/15/33 .................................................... 15,000 14,030
3 .38% , 5/15/33 .................................................... 18,000 16,647
Total U.S. Treasury Obligations (Cost $272,168)
a
a
a
250,743
Shares
Investment Companies (0.2%)
Federated Treasury Obligations Fund Institutional Shares , 5 .23% (e) ................... 1,501,224 1,501
Total Investment Companies (Cost $1,501)
a
a
a
1,501
Principal Amount
(000)
Repurchase Agreements (2.1%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 5 .29% , purchased on
11/30/23, with a maturity date of 12/1/23, with a value of $20,000 (Collateralized by U.S.
Treasury Bond, 3.625%, due 02/15/2053, with a value of $20,400) .................... 20,000 20,000
Total Repurchase Agreements (Cost $20,000)
a
a
a
20,000
Total Investments (Cost $1,020,694) — 99.6% 957,278
Other assets in excess of liabilities — 0.4% 3,862
NET ASSETS - 100.00% $ 961,140
(a) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2023.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$16,051 (thousands) and amounted to 1.7% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2023.
(e) Rate disclosed is the daily yield on November 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of November 30, 2023.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of November 30, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of November 30, 2023.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (46.9%)
Communication Services (4.0%):
Alphabet, Inc. , Class A (a) ................................................. 56,780 $ 7,525
Alphabet, Inc. , Class C (a) ................................................. 53,152 7,118
AT&T, Inc. ........................................................... 12,280 203
Charter Communications, Inc. , Class A (a) ..................................... 1,236 495
Comcast Corp. , Class A .................................................. 38,950 1,632
Electronic Arts, Inc. ..................................................... 2,332 322
Live Nation Entertainment, Inc. (a) ........................................... 1,692 142
Meta Platforms, Inc. , Class A (a) ............................................ 22,559 7,380
Netflix, Inc. (a) ......................................................... 5,255 2,491
News Corp. , Class A ..................................................... 2,721 60
Omnicom Group, Inc. .................................................... 2,542 205
Paramount Global , Class B ................................................ 3,467 50
The Interpublic Group of Cos., Inc. .......................................... 2,972 91
The Walt Disney Co. (a) .................................................. 15,233 1,412
T-Mobile US, Inc. ...................................................... 3,497 526
Verizon Communications, Inc. .............................................. 3,396 130
29,782
Consumer Discretionary (4.9%):
Amazon.com, Inc. (a) .................................................... 87,904 12,842
Aptiv PLC (a) .......................................................... 2,354 195
AutoZone, Inc. (a) ....................................................... 236 616
Bath & Body Works, Inc. ................................................. 2,727 89
Best Buy Co., Inc. ...................................................... 2,415 171
Booking Holdings, Inc. (a) ................................................. 417 1,303
CarMax, Inc. (a) ........................................................ 1,691 108
Carnival Corp. (a) ....................................................... 9,584 144
Chipotle Mexican Grill, Inc. (a) ............................................. 325 716
D.R. Horton, Inc. ....................................................... 3,030 387
Darden Restaurants, Inc. .................................................. 1,518 238
eBay, Inc. ............................................................ 6,813 279
Expedia Group, Inc. (a) ................................................... 1,583 216
Ford Motor Co. ........................................................ 48,788 501
Garmin Ltd. ........................................................... 1,028 126
General Motors Co. ..................................................... 11,966 378
Genuine Parts Co. ...................................................... 1,110 147
Hasbro, Inc. ........................................................... 1,004 47
Hilton Worldwide Holdings, Inc. ............................................ 3,015 505
Las Vegas Sands Corp. ................................................... 1,219 56
Lennar Corp. , Class A .................................................... 2,669 341
Lennar Corp. , Class B ................................................... 1 — (b)
LKQ Corp. ........................................................... 3,215 143
Lowe's Cos., Inc. ....................................................... 7,219 1,435
Marriott International, Inc. , Class A .......................................... 2,953 599
McDonald's Corp. ...................................................... 7,151 2,015
MGM Resorts International ................................................ 4,369 172
NIKE, Inc. , Class B ..................................................... 12,097 1,334
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,676 41
O'Reilly Automotive, Inc. (a) ............................................... 772 758
PulteGroup, Inc. ........................................................ 2,360 209
PVH Corp. ........................................................... 928 91
Ralph Lauren Corp. ..................................................... 420 54
Ross Stores, Inc. ....................................................... 3,606 470
Royal Caribbean Cruises Ltd. (a) ............................................ 2,197 236
Starbucks Corp. ........................................................ 11,086 1,101
Tapestry, Inc. .......................................................... 3,021 96
Tesla, Inc. (a) .......................................................... 13,207 3,171
The Home Depot, Inc. ................................................... 10,478 3,285
The TJX Cos., Inc. ...................................................... 12,221 1,077
Tractor Supply Co. ...................................................... 1,382 281
Ulta Beauty, Inc. (a) ..................................................... 550 234

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
VF Corp. ............................................................. 2,040 $ 34
Victoria's Secret & Co. (a) ................................................. 1 — (b)
Whirlpool Corp. ........................................................ 520 57
Wynn Resorts Ltd. ...................................................... 642 54
Yum! Brands, Inc. ...................................................... 2,900 364
36,716
Consumer Staples (2.7%):
Altria Group, Inc. ....................................................... 11,731 493
Archer-Daniels-Midland Co. ............................................... 6,080 448
Brown-Forman Corp. , Class B ............................................. 1,744 102
Church & Dwight Co., Inc. ................................................ 2,723 263
Colgate-Palmolive Co. ................................................... 5,377 424
Conagra Brands, Inc. .................................................... 3,089 87
Constellation Brands, Inc. , Class A .......................................... 1,408 339
Costco Wholesale Corp. .................................................. 4,112 2,437
Dollar General Corp. .................................................... 2,461 323
Dollar Tree, Inc. (a) ...................................................... 1,591 197
General Mills, Inc. ...................................................... 6,777 431
Hormel Foods Corp. ..................................................... 836 26
Kellanova ............................................................ 887 47
Kimberly-Clark Corp. .................................................... 2,120 262
Lamb Weston Holdings, Inc. ............................................... 1,374 137
McCormick & Co., Inc. .................................................. 2,234 145
Molson Coors Beverage Co. , Class B ......................................... 2,045 126
Mondelez International, Inc. , Class A ......................................... 12,769 907
Monster Beverage Corp. (a) ................................................ 7,930 437
PepsiCo, Inc. .......................................................... 11,883 2,000
Philip Morris International, Inc. ............................................. 12,032 1,123
Sysco Corp. ........................................................... 5,774 417
Target Corp. .......................................................... 5,209 697
The Clorox Co. ........................................................ 689 99
The Coca-Cola Co. ...................................................... 27,653 1,616
The Estee Lauder Cos., Inc. ............................................... 2,082 266
The Hershey Co. ....................................................... 1,767 332
The J.M. Smucker Co. ................................................... 828 91
The Kraft Heinz Co. ..................................................... 2,590 91
The Kroger Co. ........................................................ 7,873 349
The Procter & Gamble Co. ................................................ 22,787 3,498
Tyson Foods, Inc. , Class A ................................................ 1,740 82
Walmart, Inc. .......................................................... 13,815 2,151
WK Kellogg Co. ....................................................... 221 2
20,445
Energy (2.0%):
Baker Hughes Co. ...................................................... 8,513 287
Chevron Corp. ......................................................... 19,016 2,731
ConocoPhillips ........................................................ 14,432 1,668
Coterra Energy, Inc. ..................................................... 2,120 56
Devon Energy Corp. ..................................................... 4,751 214
Diamondback Energy, Inc. ................................................ 2,111 326
EOG Resources, Inc. .................................................... 4,759 586
Exxon Mobil Corp. ..................................................... 39,044 4,011
Halliburton Co. ........................................................ 9,010 334
Hess Corp. ............................................................ 2,683 377
Kinder Morgan, Inc. ..................................................... 7,546 133
Marathon Oil Corp. ..................................................... 8,612 219
Marathon Petroleum Corp. ................................................ 6,448 962
Occidental Petroleum Corp. ............................................... 6,234 369
ONEOK, Inc. .......................................................... 5,513 379
Phillips 66 ............................................................ 2,813 362
Pioneer Natural Resources Co. ............................................. 2,039 472
Schlumberger NV ...................................................... 17,103 890

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
The Williams Cos., Inc. .................................................. 14,342 $ 528
Valero Energy Corp. ..................................................... 4,141 519
15,423
Financials (6.2%):
Aflac, Inc. ............................................................ 6,526 540
American Express Co. ................................................... 6,409 1,094
American International Group, Inc. .......................................... 8,214 541
Ameriprise Financial, Inc. ................................................. 1,253 443
Aon PLC , Class A ...................................................... 2,360 775
Arthur J. Gallagher & Co. ................................................. 2,370 590
Assurant, Inc. ......................................................... 653 110
Bank of America Corp. ................................................... 80,700 2,461
Berkshire Hathaway, Inc. , Class B (a) ......................................... 16,505 5,942
BlackRock, Inc. ........................................................ 1,116 838
Capital One Financial Corp. ............................................... 4,781 534
Cboe Global Markets, Inc. ................................................ 1,027 187
Chubb Ltd. ........................................................... 3,972 911
Cincinnati Financial Corp. ................................................ 1,898 195
Citigroup, Inc. ......................................................... 3,989 184
Citizens Financial Group, Inc. .............................................. 4,555 124
CME Group, Inc. ....................................................... 3,122 682
Comerica, Inc. ......................................................... 1,300 59
Discover Financial Services ............................................... 3,419 318
Fidelity National Information Services, Inc. .................................... 1,230 72
Fifth Third Bancorp ..................................................... 8,477 245
Fiserv, Inc. (a) .......................................................... 6,882 899
Global Payments, Inc. .................................................... 2,592 302
Huntington Bancshares, Inc. ............................................... 4,811 54
Intercontinental Exchange, Inc. ............................................. 5,129 584
Invesco Ltd. ........................................................... 4,160 59
JPMorgan Chase & Co. .................................................. 30,506 4,761
KeyCorp ............................................................. 2,645 33
Lincoln National Corp. ................................................... 1,769 42
Loews Corp. .......................................................... 2,402 169
M&T Bank Corp. ....................................................... 1,970 252
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,003
Mastercard, Inc. , Class A ................................................. 8,421 3,485
MetLife, Inc. .......................................................... 7,410 472
Moody's Corp. ......................................................... 1,624 593
Morgan Stanley ........................................................ 14,869 1,180
MSCI, Inc. ........................................................... 992 517
Nasdaq, Inc. .......................................................... 3,477 194
Northern Trust Corp. .................................................... 430 34
PayPal Holdings, Inc. (a) .................................................. 9,855 568
Principal Financial Group, Inc. ............................................. 2,476 183
Prudential Financial, Inc. ................................................. 4,592 449
Raymond James Financial, Inc. ............................................. 1,989 209
Regions Financial Corp. .................................................. 9,790 163
S&P Global, Inc. ....................................................... 3,313 1,378
State Street Corp. ....................................................... 2,324 169
Synchrony Financial ..................................................... 6,103 197
T. Rowe Price Group, Inc. ................................................. 2,189 219
The Allstate Corp. ...................................................... 3,040 419
The Bank of New York Mellon Corp. ......................................... 5,526 267
The Charles Schwab Corp. ................................................ 13,865 850
The Goldman Sachs Group, Inc. ............................................ 3,096 1,057
The Hartford Financial Services Group, Inc. .................................... 2,900 227
The PNC Financial Services Group, Inc. ...................................... 4,807 644
The Progressive Corp. ................................................... 5,434 891
The Travelers Cos., Inc. .................................................. 2,350 424
Truist Financial Corp. .................................................... 5,934 191
U.S. Bancorp .......................................................... 11,380 434

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Visa, Inc. , Class A ...................................................... 16,518 $ 4,240
W.R. Berkley Corp. ..................................................... 2,739 199
Wells Fargo & Co. ...................................................... 35,551 1,585
Willis Towers Watson PLC ................................................ 1,136 280
Zions Bancorp NA ...................................................... 1,310 47
46,768
Health Care (5.9%):
Abbott Laboratories ..................................................... 17,003 1,773
AbbVie, Inc. .......................................................... 16,903 2,407
Agilent Technologies, Inc. ................................................. 3,631 464
Align Technology, Inc. (a) ................................................. 658 141
Amgen, Inc. ........................................................... 5,669 1,529
Baxter International, Inc. ................................................. 3,470 125
Becton Dickinson & Co. .................................................. 2,074 490
Biogen, Inc. (a) ......................................................... 1,216 285
Boston Scientific Corp. (a) ................................................. 16,790 938
Bristol-Myers Squibb Co. ................................................. 9,787 483
Cardinal Health, Inc. .................................................... 2,310 247
Cencora, Inc. .......................................................... 1,410 287
Centene Corp. (a) ....................................................... 5,336 393
CVS Health Corp. ...................................................... 6,602 449
Danaher Corp. ......................................................... 6,489 1,449
DaVita, Inc. (a) ......................................................... 748 76
Dexcom, Inc. (a) ........................................................ 4,204 486
Edwards Lifesciences Corp. (a) ............................................. 6,150 416
Elevance Health, Inc. .................................................... 2,398 1,150
Eli Lilly & Co. ......................................................... 8,712 5,149
Fortrea Holdings, Inc. (a) .................................................. 738 22
GE HealthCare Technologies, Inc. ........................................... 3,779 259
Gilead Sciences, Inc. .................................................... 8,764 671
HCA Healthcare, Inc. .................................................... 2,571 644
Hologic, Inc. (a) ........................................................ 2,461 175
Humana, Inc. .......................................................... 1,376 667
IDEXX Laboratories, Inc. (a) ............................................... 1,007 469
Intuitive Surgical, Inc. (a) ................................................. 4,198 1,305
IQVIA Holdings, Inc. (a) .................................................. 1,890 405
Johnson & Johnson ..................................................... 21,874 3,383
Laboratory Corp. of America Holdings ........................................ 1,063 231
McKesson Corp. ....................................................... 1,456 685
Merck & Co., Inc. ...................................................... 21,430 2,196
Mettler-Toledo International, Inc. (a) ......................................... 250 273
Pfizer, Inc. ............................................................ 39,243 1,196
Quest Diagnostics, Inc. ................................................... 1,126 154
Regeneron Pharmaceuticals, Inc. (a) .......................................... 873 719
ResMed, Inc. .......................................................... 1,408 222
Revvity, Inc. .......................................................... 1,114 99
STERIS PLC .......................................................... 864 174
Stryker Corp. .......................................................... 3,361 996
The Cigna Group ....................................................... 3,445 906
The Cooper Cos., Inc. .................................................... 445 150
Thermo Fisher Scientific, Inc. .............................................. 3,958 1,962
UnitedHealth Group, Inc. ................................................. 9,155 5,062
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,645 938
Viatris, Inc. ........................................................... 3,902 36
Waters Corp. (a) ........................................................ 690 194
West Pharmaceutical Services, Inc. .......................................... 489 171
Zimmer Biomet Holdings, Inc. ............................................. 928 108
Zoetis, Inc. ........................................................... 4,796 847
44,056
Industrials (4.1%):
3M Co. .............................................................. 3,670 364

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
A.O. Smith Corp. ....................................................... 1,607 $ 121
Alaska Air Group, Inc. (a) ................................................. 1,550 59
Allegion PLC ......................................................... 880 93
AMETEK, Inc. ........................................................ 2,802 435
Automatic Data Processing, Inc. ............................................ 4,040 929
C.H. Robinson Worldwide, Inc. ............................................. 779 64
Carrier Global Corp. ..................................................... 7,990 415
Caterpillar, Inc. ........................................................ 5,175 1,297
Cintas Corp. .......................................................... 1,044 578
Copart, Inc. (a) ......................................................... 9,144 459
CSX Corp. ............................................................ 24,039 776
Cummins, Inc. ......................................................... 1,300 291
Deere & Co. .......................................................... 3,333 1,215
Delta Air Lines, Inc. ..................................................... 7,217 266
Dover Corp. ........................................................... 1,435 203
Eaton Corp. PLC ....................................................... 4,316 983
Emerson Electric Co. .................................................... 4,743 422
Equifax, Inc. .......................................................... 1,334 290
Expeditors International of Washington, Inc. .................................... 1,610 194
Fastenal Co. ........................................................... 5,972 358
FedEx Corp. .......................................................... 2,126 550
Fortive Corp. .......................................................... 2,506 173
Fortune Brands Innovations, Inc. ............................................ 1,596 109
Generac Holdings, Inc. (a) ................................................. 747 87
General Dynamics Corp. .................................................. 1,726 426
General Electric Co. ..................................................... 11,338 1,381
Honeywell International, Inc. .............................................. 6,692 1,311
Howmet Aerospace, Inc. .................................................. 3,713 195
Huntington Ingalls Industries, Inc. ........................................... 470 111
IDEX Corp. ........................................................... 1 — (b)
Illinois Tool Works, Inc. .................................................. 2,480 601
Ingersoll Rand, Inc. ..................................................... 4,166 298
J.B. Hunt Transport Services, Inc. ........................................... 714 132
Jacobs Solutions, Inc. .................................................... 1,124 143
Johnson Controls International PLC .......................................... 6,676 352
L3Harris Technologies, Inc. ............................................... 2,025 386
Lockheed Martin Corp. ................................................... 2,228 998
Masco Corp. .......................................................... 2,915 176
Masterbrand, Inc. (a) ..................................................... 1,563 21
Norfolk Southern Corp. .................................................. 2,582 563
Northrop Grumman Corp. ................................................. 1,594 757
Old Dominion Freight Line, Inc. ............................................ 882 343
Otis Worldwide Corp. .................................................... 3,056 262
PACCAR, Inc. ......................................................... 3,846 353
Parker-Hannifin Corp. ................................................... 1,216 527
Paychex, Inc. .......................................................... 2,957 361
Pentair PLC ........................................................... 869 56
Quanta Services, Inc. .................................................... 1,444 272
Republic Services, Inc. ................................................... 2,086 338
Robert Half, Inc. ....................................................... 1,284 105
Rockwell Automation, Inc. ................................................ 1,190 328
RTX Corp. ............................................................ 14,809 1,207
Snap-on, Inc. .......................................................... 594 163
Southwest Airlines Co. ................................................... 4,050 104
Stanley Black & Decker, Inc. .............................................. 983 89
Textron, Inc. .......................................................... 2,070 159
The Boeing Co. (a) ...................................................... 4,734 1,097
Trane Technologies PLC .................................................. 2,802 632
TransDigm Group, Inc. ................................................... 593 571
Union Pacific Corp. ..................................................... 7,288 1,642
United Airlines Holdings, Inc. (a) ............................................ 2,708 107
United Parcel Service, Inc. , Class B .......................................... 6,904 1,047
United Rentals, Inc. ..................................................... 750 357

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Veralto Corp. (a) ........................................................ 2,163 $ 167
Verisk Analytics, Inc. .................................................... 1,450 350
W.W. Grainger, Inc. ..................................................... 478 376
Waste Management, Inc. .................................................. 3,869 662
Westinghouse Air Brake Technologies Corp. .................................... 1,745 203
Xylem, Inc. ........................................................... 1,548 163
30,623
Information Technology (14.2%):
Accenture PLC , Class A .................................................. 6,227 2,074
Adobe, Inc. (a) ......................................................... 5,423 3,314
Advanced Micro Devices, Inc. (a) ............................................ 16,362 1,982
Akamai Technologies, Inc. (a) .............................................. 1,562 180
Amphenol Corp. , Class A ................................................. 5,634 513
Analog Devices, Inc. .................................................... 5,096 934
ANSYS, Inc. (a) ........................................................ 796 234
Apple, Inc. ........................................................... 146,293 27,788
Applied Materials, Inc. ................................................... 10,028 1,502
Arista Networks, Inc. (a) .................................................. 2,364 519
Autodesk, Inc. (a) ....................................................... 2,021 441
Broadcom, Inc. ........................................................ 4,130 3,823
Cadence Design Systems, Inc. (a) ............................................ 2,583 706
CDW Corp. ........................................................... 1,428 301
Cisco Systems, Inc. ..................................................... 39,302 1,901
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 265
Corning, Inc. .......................................................... 7,670 219
DXC Technology Co. (a) .................................................. 2,701 62
F5, Inc. (a) ............................................................ 350 60
Fortinet, Inc. (a) ........................................................ 7,295 383
Gartner, Inc. (a) ........................................................ 843 367
Hewlett Packard Enterprise Co. ............................................. 12,525 212
HP, Inc. .............................................................. 10,235 300
Intel Corp. ............................................................ 16,080 719
International Business Machines Corp. ........................................ 5,693 903
Intuit, Inc. ............................................................ 2,547 1,456
Juniper Networks, Inc. ................................................... 2,447 70
Keysight Technologies, Inc. (a) ............................................. 1,866 254
KLA Corp. ........................................................... 1,555 847
Lam Research Corp. ..................................................... 1,595 1,142
Microchip Technology, Inc. ................................................ 3,820 319
Micron Technology, Inc. .................................................. 10,223 778
Microsoft Corp. ........................................................ 73,346 27,792
Motorola Solutions, Inc. .................................................. 1,485 479
NetApp, Inc. .......................................................... 2,488 227
NVIDIA Corp. ......................................................... 25,403 11,881
NXP Semiconductors NV ................................................. 2,048 418
Oracle Corp. .......................................................... 18,595 2,161
Qorvo, Inc. (a) ......................................................... 1,030 99
QUALCOMM, Inc. ..................................................... 12,055 1,556
Roper Technologies, Inc. .................................................. 942 507
Salesforce, Inc. (a) ...................................................... 9,375 2,362
Seagate Technology Holdings PLC .......................................... 2,345 185
ServiceNow, Inc. (a) ..................................................... 2,279 1,563
Synopsys, Inc. (a) ....................................................... 1,398 759
TE Connectivity Ltd. .................................................... 3,470 455
Texas Instruments, Inc. ................................................... 8,840 1,350
VeriSign, Inc. (a) ........................................................ 785 167
Western Digital Corp. (a) .................................................. 920 44
106,573
Materials (1.2%):
Air Products and Chemicals, Inc. ............................................ 1,923 520
Albemarle Corp. ....................................................... 1,201 146

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Avery Dennison Corp. ................................................... 906 $ 176
Ball Corp. ............................................................ 3,726 206
Celanese Corp. ......................................................... 463 64
CF Industries Holdings, Inc. ............................................... 2,538 191
Corteva, Inc. .......................................................... 8,159 369
Dow, Inc. ............................................................ 8,954 463
DuPont de Nemours, Inc. ................................................. 3,671 263
Eastman Chemical Co. ................................................... 1,432 120
Ecolab, Inc. ........................................................... 1,707 327
FMC Corp. ........................................................... 1,113 60
Freeport-McMoRan, Inc. ................................................. 15,889 593
International Flavors & Fragrances, Inc. ....................................... 1,052 79
International Paper Co. ................................................... 2,781 103
Linde PLC ............................................................ 5,859 2,424
LyondellBasell Industries NV , Class A ........................................ 2,696 257
Martin Marietta Materials, Inc. ............................................. 721 335
Newmont Corp. ........................................................ 6,844 275
Nucor Corp. ........................................................... 2,642 449
PPG Industries, Inc. ..................................................... 1,640 233
Sealed Air Corp. ....................................................... 1,340 45
The Mosaic Co. ........................................................ 4,511 162
The Sherwin-Williams Co. ................................................ 2,304 642
Vulcan Materials Co. .................................................... 1,110 237
Westrock Co. .......................................................... 828 34
8,773
Real Estate (0.8%):
American Tower Corp. ................................................... 4,297 897
AvalonBay Communities, Inc. .............................................. 740 128
Boston Properties, Inc. ................................................... 670 38
CBRE Group, Inc. , Class A (a) .............................................. 3,167 250
Crown Castle, Inc. ...................................................... 2,563 301
Digital Realty Trust, Inc. .................................................. 1 — (b)
Equinix, Inc. .......................................................... 852 694
Equity Residential ...................................................... 2,215 126
Essex Property Trust, Inc. ................................................. 270 58
Extra Space Storage, Inc. ................................................. 1,147 149
Federal Realty Investment Trust ............................................ 884 84
Healthpeak Properties, Inc. ................................................ 1,880 33
Host Hotels & Resorts, Inc. ................................................ 8,818 154
Iron Mountain, Inc. ..................................................... 3,568 229
Kimco Realty Corp. ..................................................... 5,368 104
Mid-America Apartment Communities, Inc. .................................... 1,053 131
Prologis, Inc. .......................................................... 8,573 985
Public Storage ......................................................... 1,221 316
Regency Centers Corp. ................................................... 1,923 121
SBA Communications Corp. ............................................... 1,109 274
Simon Property Group, Inc. ............................................... 3,796 474
Ventas, Inc. ........................................................... 4,666 214
Welltower, Inc. ......................................................... 4,568 407
Weyerhaeuser Co. ...................................................... 6,892 216
6,383
Utilities (0.9%):
Alliant Energy Corp. .................................................... 2,301 116
Ameren Corp. ......................................................... 2,468 191
American Electric Power Co., Inc. ........................................... 3,828 305
American Water Works Co., Inc. ............................................ 2,262 298
CenterPoint Energy, Inc. .................................................. 6,318 179
CMS Energy Corp. ...................................................... 3,064 174
Consolidated Edison, Inc. ................................................. 1,808 163
Constellation Energy Corp. ................................................ 3,575 433
Dominion Energy, Inc. ................................................... 2,977 135

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
DTE Energy Co. ....................................................... 1,653 $ 172
Duke Energy Corp. ...................................................... 5,409 499
Edison International ..................................................... 1,730 116
Entergy Corp. ......................................................... 1,556 158
Eversource Energy ...................................................... 1,920 114
Exelon Corp. .......................................................... 10,726 413
NextEra Energy, Inc. .................................................... 18,576 1,087
NRG Energy, Inc. ....................................................... 2,789 133
Public Service Enterprise Group, Inc. ......................................... 6,188 386
Sempra .............................................................. 3,768 275
The AES Corp. ........................................................ 6,122 105
The Southern Co. ....................................................... 9,505 675
WEC Energy Group, Inc. ................................................. 2,882 241
Xcel Energy, Inc. ....................................................... 5,211 317
6,685
Total Common Stocks (Cost $82,830)
a
a
a
352,227
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc. CVR (a) (d) ............................................... 568 — (b)
Total Rights (Cost $—)
a
a
a
— (b)
Principal Amount
(000)
Municipal Bonds (52.3%)
Alabama (0.6%):
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 , Callable 11/1/28 @
100.23 ........................................................... $ 1,000 1,048
Columbia Industrial Development Board Revenue (NBGA - Southern Co.) , Series A , 2 .55% ,
12/1/37 , Continuously Callable @100 (e) .................................. 500 500
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,057
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,000 827
4,432
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 500 443
Arizona (2.3%):
Arizona IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,000 1,012
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,027
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 359
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 694
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 365
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 283
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 238
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (f) .............................. 1,500 1,149
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 513
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 653
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,000 1,013
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,275 1,287
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 855
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (f) ............. 2,000 2,007
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 6/1/44 , Continuously Callable @100 ............................... 1,000 1,007
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 893
The County of Pima IDA Revenue
4 .00% , 4/1/46 , Continuously Callable @100 ............................... 2,000 1,714

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 6/15/51 , Continuously Callable @100 (f) ............................. $ 1,000 $ 770
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,229
17,068
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue , 4 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 943
California (1.1%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,012
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,200 1,203
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,021
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,028
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (g) ................................................... 4,435 3,152
8,416
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,030
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 718
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 492
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 720
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 938
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 534
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,029
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,000 886
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 819
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,005
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,813
Park Creek Metropolitan District Revenue
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 250 253
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 1,012
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,021
12,270
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,000 1,063
Series T , 4 .00% , 7/1/55 , Continuously Callable @100 ......................... 1,000 881
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 2,000 1,779
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,637
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,068
6,428
Florida (2.3%):
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 4/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,037
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 577
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,239
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 876
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,095
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 363
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,131
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,252
Lee County IDA Revenue , Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........ 850 726

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Lee Memorial Health System Revenue , Series A-1 , 5 .00% , 4/1/44 , Continuously Callable
@100 ........................................................... $ 1,450 $ 1,490
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 500 446
Miami-Dade County Health Facilities Authority Revenue , Series A , 4 .00% , 8/1/51 ,
Continuously Callable @100 ........................................... 1,000 916
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 842
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 654
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 2,000 1,783
Seminole County IDA Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 (f) ......... 830 605
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (f) .......................... 1,000 1,002
Volusia County Educational Facility Authority Revenue , Series B , 5 .00% , 10/15/45 , Pre-
refunded  4/15/25 @ 100 ............................................. 1,000 1,027
17,061
Georgia (1.6%):
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 575 525
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,001
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , Callable 9/1/30 @ 100.08 .. 2,000 2,085
Milledgeville & Baldwin County Development Authority Revenue , 4 .00% , 6/15/37 ,
Continuously Callable @100 ........................................... 1,300 1,304
Municipal Electric Authority of Georgia Revenue , 4 .00% , 1/1/51 , Continuously Callable @100 425 376
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 750 678
The Burke County Development Authority Revenue (NBGA - Southern Co.) , 2 .85% , 11/1/52 ,
Continuously Callable @100 (e) ......................................... 5,930 5,930
11,899
Illinois (4.7%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 3,130
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 1,951
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,023
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,033
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series C , 4 .00% ,
1/1/42 , Continuously Callable @100 ..................................... 1,250 1,168
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A , 5 .00% , 12/1/52 , Continuously Callable @100 ........................ 685 707
Series A , 4 .00% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,725
City of Chicago Wastewater Transmission Revenue
5 .00% , 1/1/44 , Continuously Callable @100 ............................... 1,000 1,000
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000 1,022
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 1,000 1,001
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 836
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,031
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,042
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 1,004
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 1,005
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 1,275 588
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,007
5 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,000 1,029
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,536
5 .00% , 5/15/45 , Continuously Callable @100 ............................... 1,000 809
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 976
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 802

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ $ 955 $ 939
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 45 47
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,571
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 600 581
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 1,000 880
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 1,235 1,259
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 245
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,078
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,319
35,344
Indiana (0.5%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 1,000
Indiana Finance Authority Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .. 1,000 1,001
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,504
3,505
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 926
Kansas (1.3%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (f) ....................... 1,000 1,012
City of Lawrence Revenue
5 .00% , 7/1/43 , Continuously Callable @100 ............................... 1,500 1,534
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,500 1,480
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 749
City of Wichita Revenue , 4 .63% , 9/1/33 , Continuously Callable @100 ................. 575 553
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (f) ......................................... 2,000 1,974
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,259
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,016
9,577
Kentucky (0.7%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,005
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/46 , Continuously Callable @100 .. 750 707
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 724
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,020
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 2,000 2,019
5,475
Louisiana (1.8%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,017
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 459
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,018
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 1,500 1,471
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,025
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,029
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 1,000 901
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,006

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... $ 1,000 $ 843
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,033
Parish of East Baton Rouge Capital Improvements District Revenue , 4 .00% , 8/1/44 ,
Continuously Callable @100 ........................................... 1,400 1,383
State of Louisiana Gasoline & Fuels Tax Revenue , Series C , 5 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,568
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 5/15/35 , Continuously
Callable @100 ..................................................... 815 816
13,569
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 767
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .00% , 7/1/50 , Continuously Callable @100 ........... 1,175 1,048
1,815
Maryland (0.4%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 825
Maryland Health & Higher Educational Facilities Authority Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,100 989
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,303
3,117
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 988
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,140
3 .90% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (f) (h) ............. 1,250 1,247
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,260
5 .00% , 10/1/57 , Continuously Callable @104 (f) ............................. 1,000 870
Series A , 5 .00% , 6/1/39 , Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,121
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 446
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,561
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 817
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 850 707
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 1,006
Series F , 5 .75% , 7/15/43 , Continuously Callable @100 ........................ 1,000 982
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 1,010
13,155
Michigan (1.8%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,006
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.) , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ................... 1,750 1,752
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,048
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,020
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 379
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,281
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 1,024
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 627
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 901
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,665 1,319
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,060
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,009
13,426
Minnesota (0.3%):
Housing & Redevelopment Authority of the City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,039

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 11/15/47 , Continuously Callable @100 .............................. $ 1,000 $ 1,010
2,049
Missouri (0.9%):
Cape Girardeau County IDA Revenue , 4 .00% , 3/1/46 , Continuously Callable @100 ....... 750 623
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... 1,270 1,110
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 1,500 1,135
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 411
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 523
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 230
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 796
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,047
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,037
6,912
Montana (0.1%):
Montana Facility Finance Authority Revenue , Series A , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 485 451
Nebraska (0.6%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , Callable 7/1/29 @ 100.22 ........................... 2,000 2,052
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,044
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,010
4,106
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,012
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,545
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,514
4,071
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 2,000 1,535
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 983
2,518
New Jersey (2.9%):
Essex County Improvement Authority Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 1,100 967
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/42 , Pre-refunded  6/15/27 @ 100 .............................. 2,000 2,154
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 411
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 656
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,026
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,041
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 520
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,043
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 7/1/50 , Continuously Callable @100 ................... 1,000 895
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/37 , Continuously
Callable @100 ..................................................... 1,000 1,054
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank) ,
Series A2 , 4 .50% , 7/1/35 , Continuously Callable @100 (e) ...................... 2,900 2,900
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Continuously Callable @100 ............................... 1,000 1,052
Series A , 5 .00% , 12/15/35 , Continuously Callable @100 ....................... 1,000 1,073
Series A , 12/15/38 (g) ................................................ 1,500 784
Series AA , 5 .00% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,004
Series BB , 4 .00% , 6/15/50 , Continuously Callable @100 ...................... 1,000 930

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
South Jersey Transportation Authority Revenue , Series A , 5 .00% , 11/1/39 , Continuously
Callable @100 ..................................................... $ 1,250 $ 1,254
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 534
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 4 .00% , 7/1/53 , Continuously Callable @100 .......................... 750 691
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 512
22,011
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 1,500 1,239
New York (2.6%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (f) ......................................................... 1,000 1,050
City of New York, GO , Series B-3 , 3 .50% , 10/1/46 , Continuously Callable @100 (e) ....... 200 200
Metropolitan Transportation Authority Revenue , Series C , 5 .00% , 11/15/42 , Continuously
Callable @100 ..................................................... 1,000 1,001
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .50% , 6/15/33 ,
Continuously Callable @100 (e) ......................................... 3,700 3,700
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 724
5 .50% , 10/1/37 .................................................... 1,500 1,740
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 890
New York State Dormitory Authority Revenue
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 1,006
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 718
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 2,000 1,698
Series A , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 855
Series D , 4 .00% , 2/15/47 , Continuously Callable @100 ........................ 2,000 1,922
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.) , Series 1 ,
5 .50% , 7/1/40 ..................................................... 1,205 1,428
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .25% , 8/1/50 , Continuously Callable @100 (e) (f) ....................... 100 100
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 519
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 2,000 2,017
19,568
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,002
5 .00% , 1/1/49 , Continuously Callable @104 ............................... 1,500 1,485
2,487
North Dakota (0.4%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,194
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 855
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,000 914
2,963
Ohio (1.1%):
County of Hamilton Revenue , Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ...... 500 495
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,436
County of Warren Revenue , Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ........ 735 635
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 806
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 596
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 1,011
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,658

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... $ 750 $ 632
8,269
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 925
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000 961
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 500 441
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 759
3,086
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 1,000 890
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 834
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... 1,000 748
5 .00% , 5/15/53 , Continuously Callable @102 ............................... 1,250 1,096
3,568
Pennsylvania (4.9%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 1,455 1,297
Allegheny County Hospital Development Authority Revenue
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 1,185 1,164
Series A , 5 .00% , 4/1/47 , Continuously Callable @100 ......................... 2,000 2,027
Berks County IDA Revenue
5 .00% , 5/15/43 , Pre-refunded  5/15/25 @ 102 .............................. 350 367
5 .00% , 11/1/50 , Continuously Callable @100 ............................... 1,500 785
Bucks County IDA Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............. 1,000 909
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,604
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,450
Central Bradford Progress Authority Revenue , Series B , 4 .00% , 12/1/51 , Continuously
Callable @100 ..................................................... 2,000 1,775
Chester County IDA Revenue , 5 .00% , 10/1/44 , Continuously Callable @100 ............ 1,000 957
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,031
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 , Continuously Callable @100 1,000 1,008
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 367
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 610
Montgomery County IDA Revenue
5 .25% , 1/15/45 , Pre-refunded  1/15/25 @ 100 .............................. 1,000 1,023
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 625 500
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 637
Series C , 4 .00% , 11/15/43 , Continuously Callable @103 ....................... 600 513
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 1,000 923
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,019
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,533
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 807
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,000 895
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,274
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 1,000 922
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 1,016
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,033
Series B , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,043
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 976
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,559

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... $ 1,000 $ 1,042
Series A , 4 .00% , 9/1/46 , Continuously Callable @100 ......................... 1,000 902
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,029
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
4/15/49 , Continuously Callable @100 .................................... 1,500 1,386
36,383
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 2015-A , 6 .85% , 10/1/24 ,
Continuously Callable @100 ........................................... 35 35
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,030
1,065
South Carolina (0.4%):
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 1,100 975
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,000 979
4 .00% , 4/1/49 , Continuously Callable @103 ............................... 620 462
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 801
3,217
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,557
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,482
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 488
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 804
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 992
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , Callable 9/1/30 @ 100.1 ............ 2,500 2,599
The Metropolitan Nashville Airport Authority Revenue , Series A , 4 .00% , 7/1/49 , Continuously
Callable @100 ..................................................... 1,000 930
8,852
Texas (6.8%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,165 2,036
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @105 ..................................................... 1,000 881
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 968
Central Texas Turnpike System Revenue , Series C , 5 .00% , 8/15/42 , Continuously Callable
@100 ........................................................... 1,000 1,003
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,032
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,411
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,010
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 1,007
City of Irving Texas Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ............. 1,000 998
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 997
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 1,530 1,579
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,420
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,010
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 954
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,003
County of Bexar Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............... 1,500 1,392
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 1,000 918
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 900

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... $ 1,000 $ 955
Hidalgo County Regional Mobility Authority Revenue
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 735 670
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 700 619
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 894
Karnes County Hospital District Revenue , 5 .00% , 2/1/44 , Continuously Callable @100 ..... 1,000 1,000
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 346
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 984
Mesquite Health Facilities Development Corp. Revenue , 5 .00% , 2/15/35 , Continuously
Callable @100 (i) ................................................... 338 13
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 4/1/47 , Pre-refunded  4/1/25 @ 100 ......................... 1,600 1,640
Series A , 5 .00% , 7/1/47 (i) ............................................. 1,000 902
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... 225 230
North Texas Tollway Authority Revenue
Series B , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 1,500 1,502
Series B , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 1,000 1,011
Port of Port Arthur Navigation District Revenue
Series A , 3 .35% , 4/1/40 , Continuously Callable @100 (e) ....................... 3,350 3,350
Series B , 3 .35% , 4/1/40 , Continuously Callable @100 (e) ....................... 200 200
Series C , 3 .00% , 4/1/40 , Continuously Callable @100 (e) ....................... 4,200 4,200
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,047
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 802
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 936
Series A , 5 .00% , 11/15/45 (i) ........................................... 842 — (b)
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 765
Series B , 5 .00% , 11/15/36 (i) ........................................... 842 — (b)
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,810
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 3,011
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,409
50,815
Utah (0.6%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 396
Utah Charter School Finance Authority Revenue
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 932
Series A , 4 .00% , 10/15/46 , Continuously Callable @100 ....................... 860 771
Series A , 4 .00% , 4/15/52 , Continuously Callable @100 ........................ 3,000 2,616
4,715
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 823
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 947
1,770
Virginia (0.1%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,036
Washington (0.8%):
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 1,000 952
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 846
5 .00% , 1/1/47 , Pre-refunded  1/1/27 @ 100 ................................ 1,000 1,067
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,100 1,016
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (f) .............................. 1,000 869

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... $ 1,000 $ 1,004
Series A-1 , 3 .50% , 12/20/35 ........................................... 289 268
6,022
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 1,500 1,387
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 1,000 956
2,343
Wisconsin (1.9%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,059
5 .00% , 1/1/42 , Continuously Callable @103 (f) .............................. 600 527
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,440 1,281
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 1,000 867
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 695
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 1,991
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 1,000 892
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,421
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 1,500 1,387
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 670
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (f) ....................... 1,500 1,536
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 7/1/44 ,
Continuously Callable @100 ........................................... 600 620
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 371
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 560
13,877
Total Municipal Bonds (Cost $430,369)
a
a
a
392,262
Total Investments (Cost $513,199) — 99.2% 744,489
Other assets in excess of liabilities — 0.8% 6,267
NET ASSETS - 100.00% $ 750,756
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of November 30, 2023.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$14,718 (thousands) and amounted to 2.0% of net assets.
(g) Zero-coupon bond.
(h) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2023.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Australia (5.4%):
Consumer Discretionary (0.8%):
ARB Corp. Ltd. ........................................................ 86,002 $ 1,785
Aristocrat Leisure Ltd. ................................................... 506,590 13,554
Breville Group Ltd. ..................................................... 153,624 2,409
PWR Holdings Ltd. ..................................................... 412,724 2,716
20,464
Energy (0.3%):
MMA Offshore Ltd. (a) ................................................... 2,799,348 2,925
Santos Ltd. ........................................................... 402,344 1,819
Woodside Energy Group Ltd. .............................................. 90,940 1,847
6,591
Financials (0.8%):
AUB Group Ltd. ....................................................... 96,465 1,793
Macquarie Group Ltd. ................................................... 123,722 13,779
National Australia Bank Ltd. ............................................... 191,216 3,581
QBE Insurance Group Ltd. ................................................ 171,409 1,743
20,896
Health Care (0.7%):
Cochlear Ltd. .......................................................... 10,295 1,857
CSL Ltd. ............................................................. 75,387 13,077
Nanosonics Ltd. (a) ...................................................... 435,857 1,245
16,179
Industrials (0.3%):
Brambles Ltd. ......................................................... 178,588 1,574
Johns Lyng Group Ltd. (b) ................................................. 790,724 3,087
Qantas Airways Ltd. (a) ................................................... 460,929 1,613
6,274
Information Technology (0.1%):
Altium Ltd. ........................................................... 62,818 1,863
Technology One Ltd. .................................................... 169,497 1,753
3,616
Materials (1.8%):
BHP Group Ltd. ........................................................ 968,824 29,487
Capricorn Metals Ltd. (a) .................................................. 609,145 1,918
CSR Ltd. ............................................................. 592,060 2,292
Imdex Ltd. ............................................................ 2,383,505 2,844
Northern Star Resources Ltd. .............................................. 175,133 1,463
Ramelius Resources Ltd. ................................................. 2,721,529 3,055
Rio Tinto Ltd. ......................................................... 34,362 2,821
43,880
Real Estate (0.6%):
Charter Hall Group ...................................................... 177,370 1,217
Goodman Group ....................................................... 109,177 1,640
Scentre Group ......................................................... 7,111,724 12,434
15,291
133,191
Austria (0.3%):
Energy (0.0%):(c)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 994
Financials (0.2%):
Erste Group Bank AG .................................................... 112,379 4,544

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Industrials (0.1%):
ANDRITZ AG ......................................................... 39,702 $ 2,154
Information Technology (0.0%):(c)
ams-OSRAM AG (a) ..................................................... 190,827 372
8,064
Belgium (0.7%):
Communication Services (0.1%):
Proximus SADP ........................................................ 224,358 2,153
Financials (0.1%):
Ageas SA ............................................................ 75,563 3,254
Information Technology (0.5%):
Melexis NV ........................................................... 120,824 11,121
16,528
Brazil (1.1%):
Communication Services (0.2%):
Telefonica Brasil SA ..................................................... 382,001 4,096
Consumer Staples (0.1%):
Atacadao SA .......................................................... 862,446 1,988
Energy (0.2%):
PRIO SA (a) ........................................................... 239,700 2,238
Raizen SA , Class PN .................................................... 2,701,800 2,004
Ultrapar Participacoes SA ................................................. 201,444 1,034
5,276
Financials (0.3%):
Banco Bradesco SA , ADR ................................................ 1,383,032 4,606
Banco do Brasil SA ..................................................... 339,600 3,746
8,352
Materials (0.1%):
Gerdau SA , Preference Shares .............................................. 418,405 1,858
Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo ............................... 188,370 2,587
Equatorial Energia SA ................................................... 237,400 1,643
4,230
25,800
Canada (2.2%):
Consumer Discretionary (0.0%):(c)
BRP, Inc. (b) ........................................................... 24,866 1,536
Energy (0.6%):
ARC Resources Ltd. ..................................................... 205,389 3,276
Headwater Exploration, Inc. ............................................... 282,301 1,477
Parex Resources, Inc. .................................................... 73,560 1,509
Pason Systems, Inc. (b) ................................................... 292,855 3,108
Suncor Energy, Inc. (b) ................................................... 43,528 1,435
Trican Well Service Ltd. .................................................. 1,127,352 3,423
14,228
Financials (0.7%):
Element Fleet Management Corp. ........................................... 202,075 3,256
Fairfax Financial Holdings Ltd. ............................................. 4,720 4,339
National Bank of Canada ................................................. 41,208 2,731

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Sprott, Inc. ........................................................... 57,464 $ 1,874
Sun Life Financial, Inc. (b) ................................................ 47,381 2,393
The Toronto-Dominion Bank ............................................... 49,658 3,028
17,621
Industrials (0.3%):
Calian Group Ltd. ...................................................... 44,138 1,832
Finning International, Inc. ................................................. 62,035 1,578
Russel Metals, Inc. ...................................................... 79,818 2,252
Savaria Corp. .......................................................... 142,207 1,515
7,177
Materials (0.6%):
Barrick Gold Corp. ...................................................... 209,981 3,689
Dundee Precious Metals, Inc. .............................................. 215,522 1,592
Karora Resources, Inc. (a) ................................................. 648,651 2,300
Lundin Mining Corp. .................................................... 184,893 1,281
Stella-Jones, Inc. ....................................................... 60,667 3,493
Teck Resources Ltd. , Class B .............................................. 49,504 1,865
14,220
54,782
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 908,715 1,689
China (1.8%):
Communication Services (0.8%):
Baidu, Inc. , Class A (a) ................................................... 129,256 1,918
Kuaishou Technology , Class W (a) (d) ......................................... 237,900 1,754
Tencent Holdings Ltd. ................................................... 356,500 14,852
18,524
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. (a) ............................................. 617,897 5,744
BYD Co. Ltd. , Class H ................................................... 67,500 1,814
Dongfeng Motor Group Co. Ltd. , Class H ..................................... 1,784,923 896
Li Auto, Inc. , Class A (a) .................................................. 72,000 1,331
New Oriental Education & Technology Group, Inc. (a) ............................. 451,800 3,675
13,460
Consumer Staples (0.0%):(c)
Tsingtao Brewery Co. Ltd. , Class H .......................................... 208,000 1,374
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,703,000 1,367
Bank of China Ltd. , Class H ............................................... 5,230,000 1,916
China Construction Bank Corp. , Class H ...................................... 3,029,000 1,751
PICC Property & Casualty Co. Ltd. , Class H ................................... 2,032,000 2,361
7,395
Health Care (0.0%):(c)
Sinopharm Group Co. Ltd. , Class H .......................................... 441,600 1,094
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 3,364,000 1,477
Materials (0.1%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 582,000 1,357
Ganfeng Lithium Group Co. Ltd. , Class H (d) ................................... 179,400 574
1,931
45,255

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Denmark (3.4%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 153,382 $ 20,709
Health Care (2.4%):
Novo Nordisk A/S , Class B ................................................ 564,438 57,672
Industrials (0.2%):
INVISIO AB .......................................................... 144,512 2,466
Per Aarsleff Holding A/S ................................................. 44,295 2,096
4,562
82,943
Finland (0.5%):
Consumer Discretionary (0.1%):
Harvia Oyj ........................................................... 66,318 1,806
Health Care (0.0%):(c)
Revenio Group Oyj ..................................................... 55,069 1,385
Industrials (0.1%):
Metso Oyj ............................................................ 169,157 1,666
Information Technology (0.2%):
Incap Oyj (a) (b) ........................................................ 259,193 1,813
Nokia Oyj ............................................................ 1,172,358 4,112
5,925
Utilities (0.1%):
Fortum Oyj ........................................................... 116,550 1,637
12,419
France (9.8%):
Communication Services (0.3%):
Orange SA ............................................................ 361,222 4,450
Publicis Groupe SA ..................................................... 38,554 3,258
7,708
Consumer Discretionary (2.4%):
La Francaise des Jeux SAEM (d) ............................................ 347,411 12,570
LVMH Moet Hennessy Louis Vuitton SE ...................................... 50,491 38,636
Renault SA ........................................................... 70,906 2,786
Trigano SA ........................................................... 15,942 2,461
Valeo SE ............................................................. 177,197 2,573
59,026
Consumer Staples (1.5%):
Carrefour SA .......................................................... 201,882 3,827
L'Oreal SA ........................................................... 69,880 32,833
36,660
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 64,285 8,670
Technip Energies NV .................................................... 73,389 1,712
TotalEnergies SE ....................................................... 144,285 9,834
20,216
Financials (0.9%):
AXA SA ............................................................. 272,661 8,501
BNP Paribas SA ........................................................ 124,789 7,844

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Societe Generale SA ..................................................... 196,687 $ 4,950
21,295
Health Care (0.1%):
EssilorLuxottica SA ..................................................... 8,362 1,597
Ipsen SA ............................................................. 14,175 1,598
3,195
Industrials (1.8%):
Cie de Saint-Gobain SA .................................................. 119,564 7,794
Eiffage SA ............................................................ 17,790 1,804
Rexel SA ............................................................. 560,733 13,530
Safran SA ............................................................ 115,634 20,330
43,458
Information Technology (0.6%):
Capgemini SE ......................................................... 55,676 11,410
Esker SA ............................................................. 11,966 1,924
Lectra (b) ............................................................. 68,312 2,097
15,431
Materials (0.9%):
Arkema SA ........................................................... 217,952 22,176
Real Estate (0.1%):
Klepierre SA .......................................................... 62,848 1,582
Utilities (0.4%):
Engie SA ............................................................. 529,238 9,183
239,930
Germany (6.8%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 206,223 4,942
Consumer Discretionary (0.7%):
CECONOMY AG (a) .................................................... 200,839 481
Continental AG ........................................................ 32,644 2,533
HUGO BOSS AG ...................................................... 24,469 1,715
Mercedes-Benz Group AG ................................................ 33,003 2,146
Volkswagen AG , Preference Shares .......................................... 98,029 11,378
18,253
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 60,994 4,798
Energy (0.1%):
CropEnergies AG ....................................................... 150,841 1,180
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 89,921 22,608
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 6,032 2,569
25,177
Health Care (0.2%):
Fresenius SE & Co. KGaA ................................................ 134,807 4,280
Industrials (1.9%):
2G Energy AG ......................................................... 119,672 2,986
Amadeus Fire AG ...................................................... 21,626 2,851
Cewe Stiftung & Co. KGaA ............................................... 18,176 1,940
Daimler Truck Holding AG ................................................ 174,899 5,679

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Siemens AG , Registered Shares ............................................. 191,394 $ 32,148
45,604
Information Technology (1.5%):
Atoss Software AG ...................................................... 7,767 1,819
Infineon Technologies AG ................................................. 73,123 2,821
PVA TePla AG (a) ....................................................... 84,035 1,776
SAP SE .............................................................. 185,436 29,495
35,911
Materials (0.5%):
BASF SE ............................................................ 88,281 4,106
Evonik Industries AG .................................................... 167,156 3,126
Heidelberg Materials AG ................................................. 69,299 5,656
12,888
Utilities (0.5%):
RWE AG ............................................................. 299,969 12,857
165,890
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (a) ............................................. 212,049 1,453
Hong Kong (1.6%):
Consumer Staples (0.1%):
WH Group Ltd. (d) ...................................................... 3,921,749 2,519
Financials (0.7%):
AIA Group Ltd. ........................................................ 1,869,200 16,070
BOC Hong Kong Holdings Ltd. ............................................ 449,000 1,201
17,271
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 818,264 4,105
Real Estate (0.5%):
CK Asset Holdings Ltd. .................................................. 2,433,539 11,524
Sino Land Co. Ltd. ...................................................... 1,232,000 1,240
12,764
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 1,760,000 1,626
38,285
India (1.1%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 246,201 2,089
Consumer Staples (0.1%):
Varun Beverages Ltd. .................................................... 172,716 2,293
Energy (0.2%):
Oil & Natural Gas Corp. Ltd. .............................................. 628,279 1,468
Reliance Industries Ltd. .................................................. 101,613 2,901
4,369
Financials (0.4%):
Canara Bank .......................................................... 560,820 2,716
ICICI Bank Ltd. ........................................................ 199,571 2,229

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Power Finance Corp. Ltd. ................................................. 1,021,054 $ 4,104
9,049
Information Technology (0.1%):
HCL Technologies Ltd. ................................................... 104,205 1,679
Tata Consultancy Services Ltd. ............................................. 39,320 1,648
3,327
Materials (0.1%):
Jindal Stainless Ltd. ..................................................... 320,017 1,926
Tata Chemicals Ltd. ..................................................... 157,596 1,836
3,762
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 994,579 2,494
27,383
Indonesia (0.1%):
Communication Services (0.1%):
PT Indosat Tbk ........................................................ 2,960,200 1,819
Ireland (0.7%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 27,506 4,056
Financials (0.3%):
AIB Group PLC ........................................................ 613,190 2,843
Bank of Ireland Group PLC ............................................... 476,016 4,456
7,299
Health Care (0.1%):
ICON PLC (a) ......................................................... 9,661 2,579
Industrials (0.1%):
AerCap Holdings NV (a) .................................................. 35,402 2,415
Materials (0.1%):
James Hardie Industries PLC (a) ............................................ 56,884 1,816
18,165
Israel (0.1%):
Financials (0.0%):(c)
Bank Leumi Le-Israel BM ................................................ 154,645 1,160
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 8,798 1,672
2,832
Italy (2.1%):
Consumer Staples (0.0%):(c)
Pharmanutra SpA ....................................................... 29,541 1,642
Energy (0.3%):
Eni SpA ............................................................. 454,020 7,528
Financials (0.5%):
BPER Banca .......................................................... 888,372 3,324
UniCredit SpA ......................................................... 336,894 9,188
12,512
Health Care (0.2%):
El.En. SpA ........................................................... 263,718 2,671

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Recordati Industria Chimica e Farmaceutica SpA ................................ 39,185 $ 1,887
4,558
Industrials (0.3%):
Carel Industries SpA (d) .................................................. 69,379 1,759
Leonardo SpA ......................................................... 144,119 2,211
Salcef Group SpA ...................................................... 104,624 2,682
6,652
Information Technology (0.1%):
Sesa SpA ............................................................. 25,730 2,970
Utilities (0.7%):
Enel SpA ............................................................. 317,982 2,247
Iren SpA ............................................................. 529,293 1,176
Snam SpA ............................................................ 2,564,215 12,919
16,342
52,204
Japan (21.9%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 336,200 11,285
DeNA Co. Ltd. ......................................................... 100,316 1,019
Hakuhodo DY Holdings, Inc. .............................................. 195,630 1,476
Infocom Corp. ......................................................... 123,100 2,040
Kakaku.com, Inc. ....................................................... 1,000,500 11,325
Nippon Telegraph & Telephone Corp. ........................................ 2,398,000 2,807
Nippon Television Holdings, Inc. ............................................ 123,905 1,208
Okinawa Cellular Telephone Co. ............................................ 94,400 2,139
33,299
Consumer Discretionary (3.8%):
Aucnet, Inc. ........................................................... 166,200 2,068
Doshisha Co. Ltd. ...................................................... 122,800 1,754
Fujibo Holdings, Inc. .................................................... 87,900 2,192
Goldwin, Inc. .......................................................... 23,300 1,822
Honda Motor Co. Ltd. ................................................... 379,096 3,878
Isuzu Motors Ltd. ....................................................... 471,462 6,260
KFC Holdings Japan Ltd. (b) ............................................... 96,000 1,959
Kura Sushi, Inc. ........................................................ 89,700 2,226
Nikon Corp. ........................................................... 131,150 1,266
Nissan Motor Co. Ltd. ................................................... 913,992 3,628
Panasonic Holdings Corp. ................................................. 154,100 1,588
Sega Sammy Holdings, Inc. ............................................... 83,500 1,212
Shoei Co. Ltd. ......................................................... 180,000 2,414
Stanley Electric Co. Ltd. .................................................. 106,161 1,964
Subaru Corp. .......................................................... 141,741 2,529
Sumitomo Electric Industries Ltd. ........................................... 269,243 3,344
Sumitomo Rubber Industries Ltd. ........................................... 156,361 1,812
Suzuki Motor Corp. ..................................................... 59,600 2,436
Tama Home Co. Ltd. (b) .................................................. 85,600 2,012
Toyota Motor Corp. ..................................................... 1,896,300 36,008
ZOZO, Inc. ........................................................... 529,300 11,175
93,547
Consumer Staples (1.3%):
Asahi Group Holdings Ltd. ................................................ 65,500 2,425
Create SD Holdings Co. Ltd. (b) ............................................. 85,700 1,772
Daikokutenbussan Co. Ltd. ................................................ 53,200 2,220
Earth Corp. ........................................................... 48,500 1,566
Kirin Holdings Co. Ltd. .................................................. 229,947 3,251
Lawson, Inc. .......................................................... 33,400 1,651
Milbon Co. Ltd. ........................................................ 57,300 1,431

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Toyo Suisan Kaisha Ltd. .................................................. 286,100 $ 15,268
Tsuruha Holdings, Inc. ................................................... 27,871 2,342
31,926
Financials (3.0%):
Dai-ichi Life Holdings, Inc. ............................................... 191,284 4,011
eGuarantee, Inc. ........................................................ 129,800 1,707
Mitsubishi UFJ Financial Group, Inc. ......................................... 480,210 4,092
Mizuho Financial Group, Inc. .............................................. 1,132,850 19,227
MS&AD Insurance Group Holdings, Inc. ...................................... 121,069 4,559
Nomura Holdings, Inc. ................................................... 444,306 1,820
ORIX Corp. ........................................................... 100,000 1,827
Resona Holdings, Inc. .................................................... 563,872 2,938
Sumitomo Mitsui Financial Group, Inc. ....................................... 85,280 4,196
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 121,265 4,564
T&D Holdings, Inc. ..................................................... 359,895 5,356
Tokio Marine Holdings, Inc. ............................................... 789,100 19,542
73,839
Health Care (2.2%):
Alfresa Holdings Corp. ................................................... 87,969 1,417
BML, Inc. ............................................................ 55,200 1,095
Eisai Co. Ltd. .......................................................... 21,297 1,106
Elan Corp. ............................................................ 325,600 2,245
Hoya Corp. ........................................................... 183,200 20,609
Nakanishi, Inc. ......................................................... 116,100 1,884
Ono Pharmaceutical Co. Ltd. .............................................. 138,674 2,555
Otsuka Holdings Co. Ltd. ................................................. 56,000 2,161
Shionogi & Co. Ltd. ..................................................... 339,282 16,000
Takara Bio, Inc. ........................................................ 169,700 1,403
Takeda Pharmaceutical Co. Ltd. ............................................ 108,463 3,075
53,550
Industrials (5.8%):
Aeon Delight Co. Ltd. ................................................... 98,400 2,336
AIT Corp. ............................................................ 149,300 1,679
Amada Co. Ltd. ........................................................ 143,750 1,443
AZ-COM MARUWA Holdings, Inc. (b) ....................................... 144,100 1,464
Central Japan Railway Co. ................................................ 77,400 1,857
Creek & River Co. Ltd. ................................................... 114,600 1,623
F&M Co. Ltd. ......................................................... 101,400 1,358
Fuji Corp. ............................................................ 108,100 1,833
Fuji Electric Co. Ltd. .................................................... 391,300 16,422
FULLCAST Holdings Co. Ltd. ............................................. 129,800 1,683
Hino Motors Ltd. (a) ..................................................... 267,663 867
ITOCHU Corp. ........................................................ 113,000 4,394
JAC Recruitment Co. Ltd. ................................................. 120,200 2,165
Japan Airlines Co. Ltd. , Class C ............................................ 107,901 2,043
JGC Holdings Corp. ..................................................... 141,942 1,600
Kamigumi Co. Ltd. ..................................................... 85,400 1,869
Komatsu Ltd. .......................................................... 105,400 2,696
Kubota Corp. .......................................................... 314,090 4,512
Makita Corp. .......................................................... 106,268 2,810
MISUMI Group, Inc. .................................................... 303,600 4,930
Mitsubishi Heavy Industries Ltd. ............................................ 358,800 20,160
Mitsui & Co. Ltd. ....................................................... 96,900 3,534
Nippon Yusen KK ...................................................... 518,200 13,959
Nitto Kogyo Corp. ...................................................... 77,900 1,892
OKUMA Corp. ........................................................ 184,000 7,717
Sanwa Holdings Corp. ................................................... 1,340,000 19,260
Sumitomo Heavy Industries Ltd. ............................................ 66,662 1,596
Teikoku Electric Manufacturing Co. Ltd. ...................................... 98,000 1,998
THK Co. Ltd. ......................................................... 113,145 2,266
TKC Corp. ........................................................... 72,900 1,743

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Trancom Co. Ltd. ....................................................... 43,000 $ 2,195
Tsurumi Manufacturing Co. Ltd. ............................................ 111,400 2,689
Yamato Holdings Co. Ltd. ................................................. 200,700 3,563
142,156
Information Technology (2.7%):
Advantest Corp. ........................................................ 54,600 1,697
Alps Alpine Co. Ltd. .................................................... 132,691 1,162
Anritsu Corp. .......................................................... 222,600 1,929
Avant Group Corp. ...................................................... 192,700 1,938
Canon, Inc. ........................................................... 62,400 1,608
Digital Arts, Inc. ....................................................... 41,600 1,353
Disco Corp. ........................................................... 10,300 2,235
DTS Corp. ............................................................ 80,900 1,925
Elecom Co. Ltd. ........................................................ 184,800 2,028
Fujitsu Ltd. ........................................................... 85,300 12,147
Future Corp. .......................................................... 241,200 2,940
Horiba Ltd. ........................................................... 51,800 3,491
Micronics Japan Co. Ltd. ................................................. 132,100 3,421
NEC Corp. ........................................................... 49,300 2,748
Optex Group Co. Ltd. .................................................... 146,300 1,692
Oracle Corp. .......................................................... 198,000 15,250
TDK Corp. ........................................................... 56,900 2,648
Tokyo Seimitsu Co. Ltd. .................................................. 35,500 2,055
Ulvac, Inc. ............................................................ 72,600 3,192
65,459
Materials (0.7%):
Fujimi, Inc. ........................................................... 80,100 1,585
Fuso Chemical Co. Ltd. .................................................. 62,900 1,864
Kanto Denka Kogyo Co. Ltd. .............................................. 284,400 1,599
Mitsubishi Gas Chemical Co., Inc. ........................................... 142,170 2,251
Nippon Pillar Packing Co. Ltd. ............................................. 62,700 1,952
Nippon Steel Corp. ...................................................... 104,200 2,440
Shin-Etsu Chemical Co. Ltd. ............................................... 55,500 1,957
Taiheiyo Cement Corp. ................................................... 63,327 1,190
Toagosei Co. Ltd. ....................................................... 174,800 1,609
Tosoh Corp. ........................................................... 131,200 1,746
18,193
Real Estate (0.6%):
Daiwa House Industry Co. Ltd. ............................................. 67,000 1,904
Mitsubishi Estate Co. Ltd. ................................................. 236,268 3,194
Sumitomo Realty & Development Co. Ltd. .................................... 364,100 10,299
15,397
Utilities (0.4%):
Tokyo Gas Co. Ltd. ..................................................... 432,300 10,024
537,390
Luxembourg (0.1%):
Communication Services (0.0%):(c)
RTL Group SA ......................................................... 38,705 1,394
Energy (0.1%):
Tenaris SA ............................................................ 111,534 1,924
3,318
Malaysia (0.2%):
Financials (0.1%):
CIMB Group Holdings Bhd ............................................... 1,574,367 1,910

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Industrials (0.1%):
Frencken Group Ltd. .................................................... 2,006,800 $ 1,729
Gamuda Bhd .......................................................... 1,757,300 1,800
3,529
5,439
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 273,325 2,791
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 70,410 2,171
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,669,570 1,932
6,894
Netherlands (4.3%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 4,187,600 14,342
VEON Ltd. , ADR (a) ..................................................... 33,023 663
15,005
Consumer Discretionary (0.3%):
Stellantis NV .......................................................... 267,933 5,823
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 115,375 3,341
Financials (1.5%):
ABN AMRO Bank NV (d) ................................................. 292,229 3,927
ING Groep NV ........................................................ 1,959,640 27,529
NN Group NV ......................................................... 145,473 5,551
37,007
Health Care (0.2%):
Koninklijke Philips NV (a) ................................................ 242,650 4,979
Industrials (0.8%):
Wolters Kluwer NV ..................................................... 145,302 20,012
Information Technology (0.8%):
ASM International NV ................................................... 37,302 19,157
105,324
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 577,680 8,390
Norway (0.9%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 114,620 2,041
Energy (0.4%):
Aker BP ASA ......................................................... 175,089 4,988
Equinor ASA .......................................................... 59,193 1,892
TGS ASA (b) .......................................................... 233,121 2,962
9,842
Financials (0.4%):
SpareBank 1 SMN ...................................................... 765,029 9,138

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Materials (0.0%):(c)
Norsk Hydro ASA ...................................................... 76,749 $ 446
21,467
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 132,895 1,975
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 527,228 1,491
Russian Federation (0.0%):(c)
Communication Services (0.0%):(c)
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 10
Energy (0.0%):(c)
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 8
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 4
12
Financials (0.0%):(c)
Sberbank of Russia PJSC (e) (f) ............................................. 564,350 — (g)
Sberbank of Russia PJSC, ADR (a) (e) (f) ....................................... 505,824 — (g)
— (g)
22
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 226,131 2,097
Singapore (0.5%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 2,249,400 1,539
Consumer Staples (0.1%):
Sheng Siong Group Ltd. .................................................. 1,708,300 1,993
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 90,000 2,138
iFAST Corp. Ltd. ....................................................... 543,900 3,421
5,559
Information Technology (0.0%):(c)
AEM Holdings Ltd. ..................................................... 404,600 993
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 756,400 2,908
12,992
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 284,907 1,557
Energy (0.0%):(c)
Exxaro Resources Ltd. ................................................... 98,754 985
Financials (0.1%):
Absa Group Ltd. ....................................................... 142,839 1,318

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Old Mutual Ltd. ........................................................ 2,796,428 $ 1,706
3,024
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. ............................................ 137,227 1,350
6,916
South Korea (1.6%):
Communication Services (0.2%):
JYP Entertainment Corp. ................................................. 20,133 1,495
KT Corp. ............................................................. 134,220 3,487
4,982
Consumer Discretionary (0.4%):
Coway Co. Ltd. ........................................................ 42,835 1,650
Hankook Tire & Technology Co. Ltd. ........................................ 59,137 2,070
Hyundai Mobis Co. Ltd. .................................................. 21,686 3,836
Kia Corp. ............................................................ 30,901 2,053
9,609
Financials (0.5%):
DB Insurance Co. Ltd. ................................................... 31,968 2,063
Hana Financial Group, Inc. ................................................ 49,786 1,602
KB Financial Group, Inc. ................................................. 117,158 4,738
Shinhan Financial Group Co. Ltd. ........................................... 169,943 4,848
13,251
Industrials (0.1%):
Samsung Engineering Co. Ltd. (a) ........................................... 88,526 1,726
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 110,004 6,204
SK Hynix, Inc. ......................................................... 20,708 2,149
8,353
37,921
Spain (1.7%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 83,866 3,460
Energy (0.1%):
Repsol SA ............................................................ 110,027 1,689
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 3,173,785 29,543
Banco Santander SA ..................................................... 711,338 2,948
Bankinter SA .......................................................... 229,802 1,617
34,108
Health Care (0.0%):(c)
Faes Farma SA ......................................................... 252,557 858
Utilities (0.1%):
Iberdrola SA .......................................................... 187,371 2,316
42,431
Sweden (2.1%):
Consumer Discretionary (0.1%):
Evolution AB (d) ....................................................... 17,981 1,863

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Financials (0.1%):
Swedbank AB , Class A ................................................... 98,494 $ 1,806
Health Care (0.2%):
BioGaia AB , B Shares ................................................... 227,115 2,294
Biotage AB ........................................................... 194,116 2,436
Sectra AB , Class B (a) .................................................... 147,792 1,875
6,605
Industrials (1.5%):
Atlas Copco AB , Class B ................................................. 2,029,250 26,810
SKF AB , B Shares ...................................................... 275,354 5,184
Troax Group AB ....................................................... 95,215 1,849
Volvo AB , Class B ...................................................... 100,660 2,335
36,178
Information Technology (0.2%):
HMS Networks AB ..................................................... 54,380 2,287
Telefonaktiebolaget LM Ericsson , Class B ..................................... 625,678 3,095
5,382
51,834
Switzerland (10.1%):
Consumer Discretionary (0.2%):
The Swatch Group AG ................................................... 15,956 4,188
Consumer Staples (2.2%):
Coca-Cola HBC AG ..................................................... 596,042 16,558
Nestle SA , Registered Shares .............................................. 326,618 37,174
53,732
Financials (2.2%):
Partners Group Holding AG ............................................... 15,028 19,819
Swiss Life Holding AG ................................................... 3,388 2,176
UBS Group AG ........................................................ 1,071,054 30,272
Zurich Insurance Group AG ............................................... 3,745 1,877
54,144
Health Care (3.7%):
Novartis AG , Registered Shares ............................................. 539,923 52,713
Roche Holding AG ...................................................... 114,964 30,935
Sandoz Group AG (a) .................................................... 228,398 6,524
90,172
Industrials (0.8%):
ABB Ltd. , Registered Shares ............................................... 49,063 1,952
Adecco Group AG ...................................................... 92,312 4,453
Burckhardt Compression Holding AG ........................................ 3,151 1,765
Burkhalter Holding AG ................................................... 17,632 1,823
Huber + Suhner AG , Registered Shares ....................................... 25,572 1,901
Interroll Holding AG , Class R .............................................. 623 1,785
Kardex Holding AG , Registered Shares ....................................... 13,863 3,323
Schweiter Technologies AG ............................................... 1,498 866
Zehnder Group AG , Registered Shares ........................................ 26,839 1,489
19,357
Information Technology (0.7%):
Comet Holding AG , Class R ............................................... 13,097 3,606
Inficon Holding AG , Registered Shares ....................................... 1,348 1,817
Landis+Gyr Group AG ................................................... 33,861 2,847
Sensirion Holding AG (a) (d) ............................................... 21,616 1,986
STMicroelectronics NV .................................................. 76,105 3,612

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
u-blox Holding AG ...................................................... 28,392 $ 2,985
16,853
Materials (0.3%):
Glencore PLC ......................................................... 275,882 1,543
Holcim AG ........................................................... 98,423 7,242
8,785
247,231
Taiwan (0.9%):
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 184,000 1,524
Information Technology (0.8%):
Accton Technology Corp. ................................................. 135,000 2,298
Catcher Technology Co. Ltd. ............................................... 349,070 2,172
Hon Hai Precision Industry Co. Ltd. ......................................... 661,290 2,148
Lite-On Technology Corp. ................................................ 408,000 1,435
Novatek Microelectronics Corp. ............................................ 150,000 2,451
Quanta Computer, Inc. ................................................... 247,000 1,599
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 422,000 7,722
19,825
21,349
Thailand (0.3%):
Financials (0.2%):
Kasikornbank PCL ...................................................... 1,134,277 4,128
Health Care (0.1%):
Bumrungrad Hospital PCL ................................................ 342,900 2,174
6,302
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC ................................................ 1,516,648 2,817
United Kingdom (14.0%):
Communication Services (0.6%):
BT Group PLC ........................................................ 1,920,496 2,985
Informa PLC .......................................................... 217,860 2,048
Moneysupermarket.com Group PLC ......................................... 571,560 1,970
Team Internet Group PLC ................................................. 1,135,318 1,736
WPP PLC ............................................................ 491,297 4,390
YouGov PLC .......................................................... 159,704 2,101
15,230
Consumer Discretionary (1.4%):
Burberry Group PLC .................................................... 43,775 811
Focusrite PLC (b) ....................................................... 262,754 1,527
Greggs PLC ........................................................... 391,729 12,159
JD Sports Fashion PLC ................................................... 1,560,956 3,106
Kingfisher PLC ........................................................ 899,158 2,495
Next PLC ............................................................ 123,893 12,431
Pearson PLC .......................................................... 176,626 2,095
34,624
Consumer Staples (2.2%):
Associated British Foods PLC .............................................. 89,247 2,687
British American Tobacco PLC ............................................. 249,110 7,925
Coca-Cola Europacific Partners PLC ......................................... 34,856 2,113
Diageo PLC ........................................................... 486,161 17,013

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Imperial Brands PLC .................................................... 668,168 $ 15,618
J Sainsbury PLC ....................................................... 493,439 1,783
Marks & Spencer Group PLC .............................................. 644,023 2,051
Reckitt Benckiser Group PLC .............................................. 35,412 2,417
Tesco PLC ............................................................ 811,983 2,934
54,541
Energy (2.8%):
BP PLC .............................................................. 3,755,944 22,830
Harbour Energy PLC .................................................... 328,462 955
Shell PLC ............................................................ 1,294,709 41,843
Subsea 7 SA .......................................................... 122,431 1,710
67,338
Financials (2.3%):
3i Group PLC ......................................................... 196,628 5,560
Barclays PLC ......................................................... 2,815,816 5,034
H&T Group PLC (b) ..................................................... 304,858 1,802
HSBC Holdings PLC .................................................... 3,228,217 24,653
IntegraFin Holdings PLC ................................................. 594,991 1,905
Investec PLC .......................................................... 244,148 1,586
Legal & General Group PLC ............................................... 2,004,755 5,825
Standard Chartered PLC .................................................. 1,117,038 9,245
55,610
Health Care (0.6%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,108
AstraZeneca PLC ....................................................... 50,046 6,440
GSK PLC ............................................................ 433,034 7,779
15,327
Industrials (1.6%):
Alpha Financial Markets Consulting PLC ...................................... 409,939 1,865
Ashtead Group PLC ..................................................... 188,587 11,393
Ashtead Technology Holdings PLC .......................................... 296,169 2,231
Babcock International Group PLC ........................................... 295,178 1,476
BAE Systems PLC ...................................................... 164,385 2,181
Clarkson PLC ......................................................... 68,986 2,546
Concentric AB ......................................................... 121,948 1,868
easyJet PLC (a) ......................................................... 531,079 3,054
Judges Scientific PLC .................................................... 27,165 3,059
Mitie Group PLC ....................................................... 1,571,888 1,942
Renew Holdings PLC .................................................... 343,697 3,635
RWS Holdings PLC ..................................................... 574,281 1,762
SThree PLC ........................................................... 605,867 3,093
40,105
Information Technology (0.3%):
Kainos Group PLC ...................................................... 206,512 2,530
Spirent Communications PLC .............................................. 1,443,967 2,086
The Sage Group PLC .................................................... 152,486 2,181
6,797
Materials (1.6%):
Anglo American PLC .................................................... 92,536 2,504
Croda International PLC .................................................. 114,675 6,505
Endeavour Mining PLC .................................................. 59,855 1,404
Fresnillo PLC ......................................................... 168,133 1,234
Ibstock PLC (d) ........................................................ 1,026,121 1,698
Mondi PLC ........................................................... 181,100 3,226
Rio Tinto PLC ......................................................... 329,121 22,490
39,061

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC, ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
Real Estate (0.2%):
Land Securities Group PLC ............................................... 217,334 $ 1,715
Safestore Holdings PLC .................................................. 139,761 1,356
The British Land Co. PLC ................................................ 316,375 1,409
4,480
Utilities (0.4%):
Centrica PLC .......................................................... 4,799,349 9,043
Drax Group PLC ....................................................... 214,658 1,184
10,227
343,340
Total Common Stocks (Cost $1,948,624) 2,395,572
Rights (0.0%)(c)
Austria (0.0%):(c)
Information Technology (0.0%):(c)
ams-OSRAM AG , Expires 12/7/23 (a) ........................................ 190,827 318
Total Rights (Cost $758) 318
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares Core MSCI EAFE ETF ............................................. 83,165 5,619
iShares Core MSCI Emerging Markets ETF .................................... 29,238 1,452
iShares MSCI EAFE Small-Cap ETF ......................................... 60,863 3,564
10,635
Total Exchange-Traded Funds (Cost $10,319) 10,635
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (h) ........ 3,276,481 3,276
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (h) ............ 3,276,481 3,276
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (h) ............... 3,276,481 3,276
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (h) . 3,276,481 3,276
Total Collateral for Securities Loaned (Cost $13,104) 13,104
Total Investments (Cost $1,972,805) — 98.8% 2,419,629
Other assets in excess of liabilities — 1.2% 30,349
NET ASSETS - 100.00% $ 2,449,978
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$28,650 (thousands) and amounted to 1.2% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2023 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2023.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on November 30, 2023.

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.1%)
New York (95.0%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 1,345
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,030
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 950
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,528
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 946
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 763
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 346
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 7/1/40 , Continuously Callable @100 ............................... 2,000 1,665
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 901
Series A , 5 .00% , 6/1/35 , Continuously Callable @103 ......................... 1,000 1,025
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 707
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 502
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 904
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,005
5 .00% , 11/1/47 ..................................................... 2,000 2,197
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,961
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 461
5 .75% , 6/1/52 , Continuously Callable @100 (a) ............................. 750 763
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 468
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 254
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 489
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,970 1,696
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,716
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 1,940
City of New York, GO
Series B-1 , 5 .25% , 10/1/47 , Continuously Callable @100 ...................... 500 549
Series B-3 , 3 .50% , 10/1/46 , Continuously Callable @100 (b) .................... 845 845
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 601
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,000 2,025
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,770
Series B , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,750 1,457
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 294
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,971
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 673
Metropolitan Transportation Authority Revenue
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,010
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 909
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 3,000 3,069
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 2,000 1,828
Monroe County Industrial Development Corp. Revenue
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 2,000 1,718
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 848
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 965
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,000
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 980

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
New York City Housing Development Corp. Revenue , 4 .20% , 11/1/58 , Continuously Callable
@100 ........................................................... $ 2,990 $ 2,632
New York City Industrial Development Agency Revenue , 4 .00% , 3/1/45 , Continuously
Callable @100 ..................................................... 1,005 918
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 2 .25% , 10/1/29 ............................................... 825 778
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .50% , 6/15/33 ,
Continuously Callable @100 (b) ........................................ 1,360 1,360
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,960
New York City Transitional Finance Authority Future Tax Secured Revenue , Series D-1 ,
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 2,000 2,167
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 508
Series B , 11/15/37 (c) ................................................ 1,000 546
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series B , 11/15/48 (c) ................................... 2,000 578
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 2,500 2,873
5 .50% , 10/1/37 .................................................... 560 650
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,334
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 978
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 273
New York State Dormitory Authority Revenue
5 .00% , 12/1/37 , Continuously Callable @100 (a) ............................. 1,300 1,212
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 2,900 2,580
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,000 1,010
5 .75% , 7/1/43 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 7/1/48 , Pre-refunded  7/1/28 @ 100 ................................ 430 474
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 593
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 667
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 1,006
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 953
Series A , 5 .00% , 5/1/38 , Continuously Callable @100 ......................... 500 500
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,847
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,858
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,206
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,437
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 718
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 425
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,070
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 857
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,940
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1 , 5 .50% , 7/1/40 ............................................... 2,000 2,370
Series A , 5 .50% , 5/15/30 ............................................. 3,275 3,769
New York State Housing Finance Agency Revenue , Series C-1 , 4 .75% , 11/1/53 , Continuously
Callable @100 ..................................................... 1,100 1,105
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .25% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 2,198 2,198
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 887
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 915
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 697
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 858
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,097
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 826
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 905
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,772

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .25% , 7/1/52 , Continuously Callable @100 ............................... $ 1,000 $ 1,062
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 477
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,275 1,178
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 253
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 750 778
The New York City Trust for Cultural Resources Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 913
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,319
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,844
Series B , 11/15/32 (c) ................................................ 1,000 753
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,005
Westchester County Healthcare Corp. Revenue , Series B , 6 .00% , 11/1/30 , Continuously
Callable @100 ..................................................... 120 120
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @104 ............................... 815 824
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 810
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 978
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 932
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 502
125,144
Guam (4.1%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 500 503
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,165 1,193
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,250 1,289
Territory of Guam Revenue
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 500 486
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 1,000 1,001
5,478
Total Municipal Bonds (Cost $138,571)
a
a
a
130,622
Total Investments (Cost $138,571) — 99.1% 130,622
Other assets in excess of liabilities — 0.9% 1,161
NET ASSETS - 100.00% $ 131,783
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$8,950 (thousands) and amounted to 6.8% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Australia (11.7%):
Materials (11.7%):
Evolution Mining Ltd. ................................................... 4,034,514 $ 10,901
Gold Road Resources Ltd. ................................................ 1,928,577 2,484
Northern Star Resources Ltd. .............................................. 2,702,913 22,730
OceanaGold Corp. ...................................................... 2,084,516 3,656
Perseus Mining Ltd. ..................................................... 6,025,750 7,682
Ramelius Resources Ltd. ................................................. 3,971,068 4,486
Regis Resources Ltd. (a) .................................................. 2,128,654 2,742
Silver Lake Resources Ltd. (a) .............................................. 4,268,850 3,088
West African Resources Ltd. (a) ............................................. 1,930,796 1,193
58,962
Canada (53.8%):
Materials (53.8%):
Agnico Eagle Mines Ltd. ................................................. 823,527 44,217
Alamos Gold, Inc. ...................................................... 1,223,003 18,127
B2Gold Corp. ......................................................... 6,370,058 21,503
Barrick Gold Corp. ...................................................... 3,002,002 52,805
Centerra Gold, Inc. ...................................................... 1,499,019 9,181
Dundee Precious Metals, Inc. .............................................. 1,726,585 12,751
Franco-Nevada Corp. .................................................... 281,511 31,533
Karora Resources, Inc. (a) ................................................. 419,439 1,487
Kinross Gold Corp. ..................................................... 2,044,739 12,043
Lundin Gold, Inc. ....................................................... 441,799 5,308
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,183,000 1,639
Northern Star Mining Corp. (a) (b) ........................................... 375,000 — (c)
Osisko Gold Royalties Ltd. (d) .............................................. 169,643 2,486
SSR Mining, Inc. ....................................................... 954,961 11,268
Torex Gold Resources, Inc. (a) .............................................. 914,986 9,846
Wesdome Gold Mines Ltd. (a) .............................................. 237,090 1,531
Wheaton Precious Metals Corp. ............................................. 722,063 35,310
271,035
China (3.6%):
Materials (3.6%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,632,000 18,436
Indonesia (0.4%):
Materials (0.4%):
Aneka Tambang Tbk .................................................... 18,415,700 2,067
Jersey (0.9%):
Materials (0.9%):
Centamin PLC ......................................................... 3,704,746 4,505
Russian Federation (0.3%):
Materials (0.3%):
Polymetal International PLC (a) (b) (e) ......................................... 757,840 1,296
Polyus PJSC (a) (b) (e) .................................................... 62,088 83
1,379
South Africa (9.0%):
Materials (9.0%):
Gold Fields Ltd. , ADR ................................................... 2,187,779 33,451

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Name
Acquisition Date
Cost
Polymetal International PLC ....................................
7/11/2019
$ 9,758
Polyus PJSC ...............................................
7/11/2019
6,442
Security Description Shares
Value
(000)
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 $ 11,721
45,172
Turkey (0.6%):
Materials (0.6%):
Koza Altin Isletmeleri AS (d) ............................................... 3,819,774 3,076
United Kingdom (6.0%):
Materials (6.0%):
Anglogold Ashanti PLC .................................................. 812,340 15,704
Endeavour Mining PLC .................................................. 628,803 14,752
30,456
United States (13.5%):
Materials (13.5%):
Newmont Corp. ........................................................ 1,246,485 50,055
Royal Gold, Inc. ........................................................ 146,359 17,826
67,881
Total Common Stocks (Cost $386,607) 502,969
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (f) ........ 134,000 134
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 134,000 134
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 134,000 134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 134,000 134
Total Collateral for Securities Loaned (Cost $536) 536
Total Investments (Cost $387,143) — 99.9% 503,505
Other assets in excess of liabilities — 0.1% 625
NET ASSETS - 100.00% $ 504,130
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of November 30, 2023.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2023 (amounts
in thousands):
(f) Rate disclosed is the daily yield on November 30, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (1.7%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 264,656 $ 7,081
Lovisa Holdings Ltd. .................................................... 22,544 285
PWR Holdings Ltd. ..................................................... 57,235 377
7,743
Energy (0.1%):
Santos Ltd. ........................................................... 86,501 391
Woodside Energy Group Ltd. .............................................. 17,864 363
754
Financials (0.3%):
Macquarie Group Ltd. ................................................... 27,480 3,060
National Australia Bank Ltd. ............................................... 45,667 855
QBE Insurance Group Ltd. ................................................ 35,638 363
4,278
Health Care (0.4%):
Cochlear Ltd. .......................................................... 2,194 396
CSL Ltd. ............................................................. 27,144 4,708
5,104
Industrials (0.1%):
Brambles Ltd. ......................................................... 38,056 335
IPH Ltd. ............................................................. 41,079 185
Johns Lyng Group Ltd. (a) ................................................. 72,852 285
Qantas Airways Ltd. (b) ................................................... 93,818 328
1,133
Information Technology (0.0%):(c)
Technology One Ltd. .................................................... 17,623 182
Materials (0.2%):
Capricorn Metals Ltd. (b) ................................................. 63,815 201
Imdex Ltd. ............................................................ 334,933 400
Northern Star Resources Ltd. .............................................. 37,908 317
Ramelius Resources Ltd. ................................................. 412,835 463
Rio Tinto Ltd. ......................................................... 7,491 615
1,996
Real Estate (0.0%):(c)
Charter Hall Group ...................................................... 36,126 248
Goodman Group ....................................................... 24,448 367
615
21,805
Austria (0.0%):(c)
Industrials (0.0%):(c)
ANDRITZ AG ......................................................... 8,310 451
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV ........................................................... 51,973 4,784
Brazil (0.6%):
Communication Services (0.1%):
TIM SA .............................................................. 176,800 620

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Discretionary (0.0%):(c)
Vibra Energia SA ....................................................... 117,908 $ 560
Consumer Staples (0.0%):(c)
Sao Martinho SA ....................................................... 56,600 381
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 90,879 1,388
Financials (0.1%):
Itau Unibanco Holding SA , ADR ............................................ 173,345 1,109
Industrials (0.1%):
Santos Brasil Participacoes SA ............................................. 212,800 364
SIMPAR SA .......................................................... 163,300 282
646
Information Technology (0.1%):
TOTVS SA ........................................................... 87,400 592
Materials (0.1%):
Gerdau SA , Preference Shares .............................................. 36,400 161
Vale SA .............................................................. 74,200 1,114
1,275
Real Estate (0.0%):(c)
Multiplan Empreendimentos Imobiliarios SA ................................... 80,900 447
Utilities (0.0%):(c)
CPFL Energia SA ....................................................... 48,800 367
7,385
Canada (4.0%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (b) ............................................... 5,641 2,520
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. ............................................. 143,670 8,196
Energy (0.6%):
Parex Resources, Inc. .................................................... 377,573 7,745
Pason Systems, Inc. ..................................................... 15,950 169
Trican Well Service Ltd. .................................................. 70,976 215
8,129
Financials (0.4%):
Fairfax Financial Holdings Ltd. ............................................. 5,100 4,688
Industrials (0.3%):
Bombardier, Inc. , Class B (b) ............................................... 121,660 4,202
Information Technology (1.0%):
Constellation Software, Inc. ............................................... 5,289 12,425
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 100,133 5,376
Karora Resources, Inc. (b) ................................................. 63,952 227
Stella-Jones, Inc. ....................................................... 73,244 4,217
9,820
49,980
Chile (0.0%):(c)

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Utilities (0.0%):(c)
Enel Chile SA ......................................................... 4,387,105 $ 277
China (3.1%):
Communication Services (1.2%):
NetEase, Inc. .......................................................... 62,600 1,412
Tencent Holdings Ltd. ................................................... 334,600 13,940
15,352
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. (b) ............................................. 313,476 2,914
BYD Co. Ltd. , Class H ................................................... 34,000 914
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 87,800 464
H World Group Ltd. , ADR (b) .............................................. 21,709 794
MINISO Group Holding Ltd. , ADR .......................................... 25,710 651
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 11,889 967
Yadea Group Holdings Ltd. (d) .............................................. 210,000 395
7,099
Consumer Staples (0.3%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 625,328 3,343
Tsingtao Brewery Co. Ltd. , Class H .......................................... 60,000 397
3,740
Energy (0.0%):(c)
PetroChina Co. Ltd. , Class H .............................................. 950,000 622
Financials (0.5%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 12,980,370 6,176
PICC Property & Casualty Co. Ltd. , Class H ................................... 512,000 595
6,771
Health Care (0.1%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 11,500 469
WuXi AppTec Co. Ltd. , Class A ............................................ 47,700 551
Wuxi Biologics Cayman, Inc. (b) (d) .......................................... 107,500 597
1,617
Industrials (0.2%):
China Railway Group Ltd. , Class H .......................................... 1,487,000 653
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 17,500 410
Weichai Power Co. Ltd. , Class H ............................................ 266,000 489
ZTO Express Cayman, Inc. , ADR ........................................... 21,948 490
2,042
Information Technology (0.1%):
Chinasoft International Ltd. ............................................... 198,000 170
Luxshare Precision Industry Co. Ltd. , Class A ................................... 109,900 490
660
Materials (0.1%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 946,300 382
Western Mining Co. Ltd. , Class A ........................................... 302,100 544
926
38,829
Denmark (1.8%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 55,068 7,435
Health Care (1.2%):
Novo Nordisk A/S , Class B ................................................ 147,399 15,061

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Industrials (0.0%):(c)
INVISIO AB .......................................................... 15,234 $ 260
22,756
Finland (0.1%):
Industrials (0.1%):
Metso Oyj ............................................................ 36,573 360
Information Technology (0.0%):(c)
Nokia Oyj ............................................................ 79,071 277
Utilities (0.0%):(c)
Fortum Oyj ........................................................... 24,378 343
980
France (3.8%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 7,845 663
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (d) ............................................ 151,602 5,485
LVMH Moet Hennessy Louis Vuitton SE ...................................... 798 611
6,096
Consumer Staples (0.6%):
L'Oreal SA ........................................................... 15,966 7,502
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 56,137 7,571
Financials (0.1%):
AXA SA ............................................................. 21,059 657
BNP Paribas SA ........................................................ 9,267 582
1,239
Health Care (0.1%):
Equasens ............................................................. 2,628 168
EssilorLuxottica SA ..................................................... 1,743 333
Ipsen SA ............................................................. 2,937 331
832
Industrials (1.1%):
Cie de Saint-Gobain SA .................................................. 9,649 629
Eiffage SA ............................................................ 3,844 390
Rexel SA ............................................................. 293,498 7,082
Safran SA ............................................................ 32,997 5,801
SPIE SA ............................................................. 2,998 88
13,990
Information Technology (0.1%):
Capgemini SE ......................................................... 3,083 632
Materials (0.6%):
Arkema SA ........................................................... 79,833 8,123
Real Estate (0.0%):(c)
Klepierre SA .......................................................... 11,378 286
Utilities (0.0%):(c)
Engie SA ............................................................. 25,001 434
47,368
Germany (0.8%):

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 45,932 $ 1,101
Consumer Discretionary (0.0%):(c)
HUGO BOSS AG ...................................................... 5,429 380
Consumer Staples (0.0%):(c)
Henkel AG & Co. KGaA , Preference Shares .................................... 4,524 356
Energy (0.0%):(c)
CropEnergies AG ....................................................... 14,189 111
Financials (0.1%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,292 550
Health Care (0.0%):(c)
Nexus AG ............................................................ 5,426 317
Industrials (0.2%):
2G Energy AG ......................................................... 11,912 297
Amadeus Fire AG ...................................................... 1,977 261
Daimler Truck Holding AG ................................................ 9,849 320
SFC Energy AG (b) ...................................................... 6,098 135
Siemens AG , Registered Shares ............................................. 6,367 1,069
2,082
Information Technology (0.1%):
Atoss Software AG ...................................................... 783 183
Basler AG (a) .......................................................... 7,419 76
Infineon Technologies AG ................................................. 15,176 586
PVA TePla AG (b) ....................................................... 8,166 173
SAP SE .............................................................. 2,571 409
1,427
Utilities (0.3%):
RWE AG ............................................................. 76,154 3,264
9,588
Greece (0.2%):
Energy (0.0%):(c)
Motor Oil Hellas Corinth Refineries SA ....................................... 16,491 446
Financials (0.1%):
National Bank of Greece SA (b) ............................................. 138,510 949
Industrials (0.1%):
Mytilineos SA ......................................................... 14,267 571
1,966
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(c)
Man Wah Holdings Ltd. .................................................. 402,800 270
Financials (0.0%):(c)
BOC Hong Kong Holdings Ltd. ............................................ 95,500 255
Industrials (0.0%):(c)
CK Hutchison Holdings Ltd. ............................................... 55,500 279
Real Estate (0.1%):
China Resources Land Ltd. ................................................ 106,000 388

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Sino Land Co. Ltd. ...................................................... 262,000 $ 264
652
1,456
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 15,417 642
India (0.9%):
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd. ................................................ 48,835 966
Raymond Ltd. ......................................................... 8,636 156
Tata Motors Ltd. ....................................................... 85,491 725
1,847
Financials (0.3%):
ICICI Bank Ltd. , ADR ................................................... 104,502 2,317
LIC Housing Finance Ltd. ................................................. 101,593 599
Manappuram Finance Ltd. ................................................ 466,697 922
3,838
Health Care (0.0%):(c)
Dr. Reddy's Laboratories Ltd. .............................................. 7,746 538
Industrials (0.1%):
Ashok Leyland Ltd. ..................................................... 275,834 606
Larsen & Toubro Ltd. .................................................... 29,317 1,094
1,700
Information Technology (0.1%):
Cyient Ltd. ........................................................... 7,240 168
HCL Technologies Ltd. ................................................... 32,620 526
694
Materials (0.2%):
JK Paper Ltd. .......................................................... 86,118 379
Tata Steel Ltd. ......................................................... 509,348 783
UltraTech Cement Ltd. ................................................... 7,127 770
1,932
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 237,471 596
11,145
Indonesia (0.5%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 21,309,338 5,183
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 3,334,600 1,258
6,441
Ireland (0.5%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (b) ............................................... 14,315 2,111
Financials (0.0%):(c)
Bank of Ireland Group PLC ............................................... 36,853 345
Health Care (0.2%):
ICON PLC (b) ......................................................... 1,991 531

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Medtronic PLC ........................................................ 27,700 $ 2,196
2,727
Industrials (0.1%):
AerCap Holdings NV (b) .................................................. 7,716 526
Materials (0.0%):(c)
James Hardie Industries PLC (b) ............................................ 12,206 390
6,099
Israel (0.1%):
Financials (0.0%):(c)
Bank Leumi Le-Israel BM ................................................ 32,513 244
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 1,726 328
572
Italy (0.6%):
Consumer Staples (0.0%):(c)
Pharmanutra SpA ....................................................... 3,161 176
Health Care (0.1%):
El.En. SpA ........................................................... 27,024 274
Recordati Industria Chimica e Farmaceutica SpA ................................ 7,913 381
655
Industrials (0.0%):(c)
Leonardo SpA ......................................................... 28,166 432
Information Technology (0.0%):(c)
Sesa SpA ............................................................. 2,773 320
Utilities (0.5%):
Enel SpA ............................................................. 69,485 491
Iren SpA ............................................................. 112,412 250
Snam SpA ............................................................ 1,012,000 5,098
5,839
7,422
Japan (5.6%):
Communication Services (0.8%):
Capcom Co. Ltd. ....................................................... 135,008 4,532
Kakaku.com, Inc. ....................................................... 412,891 4,674
Nippon Telegraph & Telephone Corp. ........................................ 627,250 734
Okinawa Cellular Telephone Co. ............................................ 5,800 131
10,071
Consumer Discretionary (0.8%):
Aucnet, Inc. ........................................................... 17,300 215
Goldwin, Inc. .......................................................... 2,900 227
Honda Motor Co. Ltd. ................................................... 50,400 516
Isuzu Motors Ltd. ....................................................... 46,700 620
Panasonic Holdings Corp. ................................................. 33,800 348
Sega Sammy Holdings, Inc. ............................................... 18,000 261
Shoei Co. Ltd. ......................................................... 21,000 282
Snow Peak, Inc. (a) ...................................................... 13,100 90
Suzuki Motor Corp. ..................................................... 13,100 535
Toyota Motor Corp. ..................................................... 24,700 469
ZOZO, Inc. ........................................................... 276,500 5,838
9,401

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Staples (0.6%):
Asahi Group Holdings Ltd. ................................................ 14,400 $ 533
Create SD Holdings Co. Ltd. ............................................... 9,100 188
Daikokutenbussan Co. Ltd. ................................................ 4,700 196
Lawson, Inc. .......................................................... 7,600 376
Milbon Co. Ltd. ........................................................ 6,700 167
Toyo Suisan Kaisha Ltd. .................................................. 120,949 6,455
7,915
Financials (0.8%):
eGuarantee, Inc. ........................................................ 14,100 186
Mizuho Financial Group, Inc. .............................................. 439,611 7,461
ORIX Corp. ........................................................... 21,574 394
Sumitomo Mitsui Financial Group, Inc. ....................................... 18,375 904
Tokio Marine Holdings, Inc. ............................................... 20,800 515
9,460
Health Care (0.4%):
Hoya Corp. ........................................................... 36,602 4,117
Nakanishi, Inc. ......................................................... 10,600 172
Otsuka Holdings Co. Ltd. ................................................. 12,300 475
Shionogi & Co. Ltd. ..................................................... 9,900 467
Takara Bio, Inc. ........................................................ 20,900 173
5,404
Industrials (1.1%):
Aeon Delight Co. Ltd. ................................................... 9,300 221
AIT Corp. ............................................................ 16,300 183
AZ-COM MARUWA Holdings, Inc. (a) ....................................... 13,700 139
Central Japan Railway Co. ................................................ 17,000 408
Fuji Electric Co. Ltd. .................................................... 108,000 4,533
FULLCAST Holdings Co. Ltd. ............................................. 14,400 187
ITOCHU Corp. ........................................................ 25,909 1,007
JAC Recruitment Co. Ltd. ................................................. 15,100 272
Komatsu Ltd. .......................................................... 22,000 563
Mitsubishi Heavy Industries Ltd. ............................................ 8,500 478
Mitsui & Co. Ltd. ....................................................... 23,020 839
Nippon Yusen KK ...................................................... 186,862 5,034
TKC Corp. ........................................................... 8,200 196
Tsurumi Manufacturing Co. Ltd. ............................................ 7,300 176
14,236
Information Technology (0.8%):
Advantest Corp. ........................................................ 12,000 373
Anritsu Corp. .......................................................... 28,300 245
Avant Group Corp. ...................................................... 21,000 211
Canon, Inc. ........................................................... 14,500 374
Disco Corp. ........................................................... 2,200 477
DTS Corp. ............................................................ 9,400 224
Future Corp. .......................................................... 23,900 291
Horiba Ltd. ........................................................... 5,400 364
Micronics Japan Co. Ltd. ................................................. 14,600 378
NEC Corp. ........................................................... 10,600 591
Oracle Corp. .......................................................... 71,700 5,522
SHIFT, Inc. (b) ......................................................... 1,500 348
TDK Corp. ........................................................... 11,300 526
9,924
Materials (0.2%):
Fujimi, Inc. ........................................................... 9,000 178
Fuso Chemical Co. Ltd. .................................................. 7,200 214
Nippon Pillar Packing Co. Ltd. ............................................. 7,300 227
Nippon Steel Corp. ...................................................... 22,700 532
Shin-Etsu Chemical Co. Ltd. ............................................... 11,015 388

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Tosoh Corp. ........................................................... 26,382 $ 351
1,890
Real Estate (0.0%):(c)
Daiwa House Industry Co. Ltd. ............................................. 14,100 401
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 78,200 1,813
70,515
Luxembourg (0.1%):
Energy (0.0%):(c)
Tenaris SA ............................................................ 25,067 432
Materials (0.1%):
Ternium SA , ADR ...................................................... 22,632 895
1,327
Malaysia (0.0%):(c)
Industrials (0.0%):(c)
Frencken Group Ltd. .................................................... 231,300 199
Mexico (0.3%):
Consumer Staples (0.1%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 5,534 702
Gruma SAB de CV , Class B ............................................... 19,443 361
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 138,964 281
1,344
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 155,769 1,449
Real Estate (0.1%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 122,456 462
3,255
Netherlands (0.8%):
Communication Services (0.0%):(c)
Koninklijke KPN NV .................................................... 96,006 329
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 56,540 1,229
Consumer Staples (0.0%):(c)
Koninklijke Ahold Delhaize NV ............................................ 24,040 696
Financials (0.1%):
ING Groep NV ........................................................ 33,912 476
NN Group NV ......................................................... 8,570 327
803
Information Technology (0.6%):
ASM International NV ................................................... 14,549 7,472
10,529
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 339,270 4,928
Norway (0.5%):

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Consumer Staples (0.1%):
Mowi ASA ........................................................... 24,434 $ 435
Energy (0.2%):
Aker BP ASA ......................................................... 65,449 1,865
Equinor ASA .......................................................... 12,963 414
TGS ASA ............................................................ 24,718 314
2,593
Financials (0.2%):
SpareBank 1 SMN ...................................................... 238,655 2,851
5,879
Panama (0.0%):(c)
Industrials (0.0%):(c)
Copa Holdings SA , Class A ................................................ 4,212 390
Portugal (0.0%):(c)
Energy (0.0%):(c)
Galp Energia SGPS SA ................................................... 26,884 399
Puerto Rico (0.0%):(c)
Financials (0.0%):(c)
EVERTEC, Inc. ........................................................ 14,921 552
Qatar (0.0%):(c)
Industrials (0.0%):(c)
Industries Qatar QSC .................................................... 157,871 543
Russian Federation (0.0%):(c)
Energy (0.0%):(c)
Gazprom PJSC (b) (e) (f) ................................................... 303,950 8
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 6
14
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
14
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co. ...................................................... 64,923 666
Information Technology (0.0%):(c)
Arabian Internet & Communications Services Co. ................................ 5,745 477
Materials (0.1%):
SABIC Agri-Nutrients Co. ................................................ 16,446 604
Sahara International Petrochemical Co. ....................................... 27,102 234
838
1,981
Singapore (0.5%):
Consumer Discretionary (0.0%):(c)
Genting Singapore Ltd. ................................................... 494,600 338
Consumer Staples (0.0%):(c)
Sheng Siong Group Ltd. .................................................. 210,000 245

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 20,805 $ 494
Singapore Exchange Ltd. ................................................. 651,927 4,603
5,097
Information Technology (0.0%):(c)
Kulicke & Soffa Industries, Inc. ............................................. 6,023 310
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 153,100 589
6,579
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 608,790 4,959
Financials (0.0%):(c)
Nedbank Group Ltd. ..................................................... 51,085 580
5,539
South Korea (1.7%):
Communication Services (0.0%):(c)
JYP Entertainment Corp. ................................................. 4,169 310
Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd. .................................................. 3,858 682
Kia Corp. ............................................................ 13,121 872
1,554
Financials (0.2%):
DB Insurance Co. Ltd. ................................................... 12,425 802
KakaoBank Corp. ....................................................... 30,280 613
Samsung Securities Co. Ltd. ............................................... 22,300 676
2,091
Health Care (0.1%):
Classys, Inc. .......................................................... 8,502 275
Samsung Biologics Co. Ltd. (b) (d) ........................................... 1,414 791
1,066
Industrials (0.1%):
Doosan Bobcat, Inc. ..................................................... 9,332 329
HD Hyundai Electric Co. Ltd. .............................................. 7,067 460
Hyundai Rotem Co. Ltd. (b) ................................................ 18,573 382
Samsung Engineering Co. Ltd. (b) ........................................... 23,457 457
1,628
Information Technology (1.1%):
HAESUNG DS Co. Ltd. .................................................. 6,681 297
Innox Advanced Materials Co. Ltd. .......................................... 20,661 526
Samsung Electronics Co. Ltd. .............................................. 219,942 12,403
13,226
Materials (0.1%):
LG Chem Ltd. ......................................................... 2,004 775
20,650
Spain (1.0%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 18,287 754

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Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Energy (0.0%):(c)
Repsol SA ............................................................ 24,279 $ 373
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,081,370 10,066
Banco Santander SA ..................................................... 149,157 618
Bankinter SA .......................................................... 49,114 346
11,030
Information Technology (0.0%):(c)
Global Dominion Access SA (d) ............................................. 57,640 211
Utilities (0.0%):(c)
Iberdrola SA .......................................................... 39,660 490
12,858
Sweden (0.5%):
Consumer Discretionary (0.1%):
Evolution AB (d) ....................................................... 3,655 379
Financials (0.0%):(c)
Swedbank AB , Class A ................................................... 19,516 358
Health Care (0.0%):(c)
Biotage AB ........................................................... 15,338 192
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 369,972 4,888
Volvo AB , Class B ...................................................... 20,616 478
5,366
6,295
Switzerland (2.8%):
Consumer Discretionary (0.2%):
On Holding AG , Class A (b) ............................................... 62,702 1,819
Consumer Staples (0.1%):
Coca-Cola HBC AG ..................................................... 17,090 475
Nestle SA , Registered Shares .............................................. 6,931 789
1,264
Financials (1.3%):
Chubb Ltd. ........................................................... 36,517 8,378
Partners Group Holding AG ............................................... 5,109 6,738
Swiss Life Holding AG ................................................... 831 534
UBS Group AG ........................................................ 22,464 635
Zurich Insurance Group AG ............................................... 801 401
16,686
Health Care (0.9%):
Novartis AG , Registered Shares ............................................. 18,483 1,804
Roche Holding AG ...................................................... 31,997 8,610
Sandoz Group AG (b) .................................................... 12,532 358
10,772
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 10,472 416
Kardex Holding AG , Registered Shares ....................................... 1,944 466
882
Information Technology (0.1%):
Comet Holding AG , Class R ............................................... 1,202 331
Landis+Gyr Group AG ................................................... 4,536 381

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
STMicroelectronics NV .................................................. 16,369 $ 777
u-blox Holding AG ...................................................... 3,050 321
1,810
Materials (0.1%):
Glencore PLC ......................................................... 58,801 329
Holcim AG ........................................................... 12,112 891
1,220
34,453
Taiwan (2.7%):
Consumer Discretionary (0.1%):
Makalot Industrial Co. Ltd. ................................................ 38,000 436
Poya International Co. Ltd. ................................................ 25,250 413
849
Financials (0.7%):
Cathay Financial Holding Co. Ltd. ........................................... 6,025,000 8,970
Health Care (0.0%):(c)
Universal Vision Biotechnology Co. Ltd. ...................................... 26,164 243
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 67,000 601
Information Technology (1.8%):
ASE Technology Holding Co. Ltd. ........................................... 1,699,000 6,940
Elite Material Co. Ltd. ................................................... 30,000 365
Gold Circuit Electronics Ltd. ............................................... 109,800 800
King Yuan Electronics Co. Ltd. ............................................. 191,000 507
Lite-On Technology Corp. ................................................ 1,384,000 4,867
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 376,000 6,880
Unimicron Technology Corp. .............................................. 165,000 936
United Microelectronics Corp. ............................................. 512,000 801
Wiwynn Corp. ......................................................... 12,000 673
22,769
33,432
Thailand (0.1%):
Energy (0.1%):
PTT Exploration & Production PCL .......................................... 178,000 764
Health Care (0.0%):(c)
Bangkok Dusit Medical Services PCL, NVDR .................................. 729,400 545
1,309
Turkey (0.1%):
Financials (0.1%):
Yapi ve Kredi Bankasi AS ................................................. 832,620 555
Industrials (0.0%):(c)
Pegasus Hava Tasimaciligi AS (b) ........................................... 13,876 339
894
United Arab Emirates (0.1%):
Financials (0.0%):(c)
Emirates NBD Bank PJSC ................................................ 166,588 798

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 398,217 $ 823
1,621
United Kingdom (3.9%):
Communication Services (0.1%):
4imprint Group PLC ..................................................... 4,999 270
Informa PLC .......................................................... 46,289 435
Moneysupermarket.com Group PLC ......................................... 58,162 200
YouGov PLC .......................................................... 16,756 221
1,126
Consumer Discretionary (0.9%):
Greggs PLC ........................................................... 167,139 5,188
JD Sports Fashion PLC ................................................... 352,549 702
Next PLC ............................................................ 46,209 4,636
Pearson PLC .......................................................... 38,235 453
10,979
Consumer Staples (0.5%):
Associated British Foods PLC .............................................. 19,943 600
Coca-Cola Europacific Partners PLC ......................................... 7,471 453
Imperial Brands PLC .................................................... 185,401 4,334
Marks & Spencer Group PLC .............................................. 135,906 433
Reckitt Benckiser Group PLC .............................................. 7,698 525
Tesco PLC ............................................................ 167,632 606
6,951
Energy (0.1%):
BP PLC .............................................................. 94,681 576
Harbour Energy PLC .................................................... 63,689 185
Subsea 7 SA .......................................................... 15,925 222
983
Financials (0.8%):
3i Group PLC ......................................................... 40,975 1,159
HSBC Holdings PLC .................................................... 947,870 7,239
Investec PLC .......................................................... 53,888 350
Legal & General Group PLC ............................................... 97,032 282
Standard Chartered PLC .................................................. 86,214 713
9,743
Health Care (0.1%):
AstraZeneca PLC ....................................................... 10,728 1,381
Hikma Pharmaceuticals PLC ............................................... 11,588 252
1,633
Industrials (0.5%):
Alpha Financial Markets Consulting PLC ...................................... 49,436 225
Ashtead Group PLC ..................................................... 67,141 4,056
BAE Systems PLC ...................................................... 34,792 461
Judges Scientific PLC .................................................... 3,624 408
Mitie Group PLC ....................................................... 227,910 282
SThree PLC ........................................................... 69,514 355
5,787
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 273
Spirent Communications PLC .............................................. 99,608 144
The Sage Group PLC .................................................... 33,504 479
896

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Materials (0.8%):
Ferroglobe PLC (b) ...................................................... 41,934 $ 243
Rio Tinto PLC ......................................................... 151,022 10,320
Treatt PLC ............................................................ 34,714 200
10,763
Real Estate (0.0%):(c)
Safestore Holdings PLC .................................................. 28,084 273
Utilities (0.0%):(c)
Drax Group PLC ....................................................... 37,729 208
49,342
United States (57.1%):
Communication Services (4.3%):
Alphabet, Inc. , Class C (b) ................................................. 200,196 26,772
Meta Platforms, Inc. , Class A (b) ............................................ 71,083 23,255
The Trade Desk, Inc. , Class A (b) ............................................ 32,735 2,306
TKO Group Holdings, Inc. ................................................ 22,900 1,771
54,104
Consumer Discretionary (7.2%):
Acushnet Holdings Corp. ................................................. 10,131 573
Airbnb, Inc. , Class A (b) .................................................. 9,776 1,235
Amazon.com, Inc. (b) .................................................... 172,638 25,221
Beyond, Inc. (b) ........................................................ 16,294 313
BJ's Restaurants, Inc. (b) .................................................. 21,467 643
Brunswick Corp. ....................................................... 3,222 254
Century Communities, Inc. ................................................ 1,831 132
Gentherm, Inc. (b) ....................................................... 6,259 288
Johnson Outdoors, Inc. , Class A ............................................ 7,692 404
Latham Group, Inc. (b) ................................................... 111,132 251
LKQ Corp. ........................................................... 44,800 1,995
M/I Homes, Inc. (b) ...................................................... 1,864 197
Mattel, Inc. (b) ......................................................... 64,300 1,222
McDonald's Corp. ...................................................... 63,392 17,866
O'Reilly Automotive, Inc. (b) ............................................... 3,126 3,071
PulteGroup, Inc. ........................................................ 105,294 9,310
Ross Stores, Inc. ....................................................... 66,592 8,682
Samsonite International SA (b) (d) ........................................... 200,700 585
Sonos, Inc. (b) ......................................................... 31,346 473
Tesla, Inc. (b) .......................................................... 49,954 11,993
Thor Industries, Inc. ..................................................... 5,714 566
Topgolf Callaway Brands Corp. (b) .......................................... 20,156 247
Tri Pointe Homes, Inc. (b) ................................................. 21,663 632
Ulta Beauty, Inc. (b) ..................................................... 10,714 4,564
90,717
Consumer Staples (2.9%):
Colgate-Palmolive Co. ................................................... 173,070 13,633
Keurig Dr Pepper, Inc. ................................................... 105,100 3,318
Mondelez International, Inc. , Class A ......................................... 34,800 2,473
PepsiCo, Inc. .......................................................... 84,900 14,288
U.S. Foods Holding Corp. (b) ............................................... 56,000 2,454
36,166
Energy (2.6%):
APA Corp. ............................................................ 167,481 6,029
Cactus, Inc. , Class A ..................................................... 82,047 3,486
Chevron Corp. ......................................................... 11,200 1,608
Clean Energy Fuels Corp. (b) ............................................... 58,959 213
ConocoPhillips ........................................................ 92,051 10,638
Dril-Quip, Inc. (b) ....................................................... 10,826 241

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Enterprise Products Partners LP ............................................. 81,300 $ 2,177
Expro Group Holdings NV (b) .............................................. 27,294 424
Exxon Mobil Corp. ..................................................... 23,800 2,445
Green Plains, Inc. (b) ..................................................... 7,361 183
Marathon Oil Corp. ..................................................... 95,300 2,424
RPC, Inc. ............................................................ 70,494 511
Select Water Solutions, Inc. , Class A ......................................... 59,085 441
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 42,358 363
TETRA Technologies, Inc. (b) .............................................. 173,193 818
32,001
Financials (8.8%):
Bank of America Corp. ................................................... 274,474 8,369
Blackstone, Inc. ........................................................ 11,268 1,266
Brightsphere Investment Group, Inc. ......................................... 25,066 437
Brown & Brown, Inc. .................................................... 36,300 2,713
Cboe Global Markets, Inc. ................................................ 14,200 2,587
Employers Holdings, Inc. ................................................. 9,819 376
First Busey Corp. ....................................................... 17,718 385
FleetCor Technologies, Inc. (b) .............................................. 7,300 1,756
JPMorgan Chase & Co. .................................................. 107,442 16,770
LPL Financial Holdings, Inc. ............................................... 35,735 7,944
Markel Group, Inc. (b) .................................................... 2,500 3,598
Mastercard, Inc. , Class A ................................................. 43,985 18,202
MSCI, Inc. ........................................................... 4,109 2,140
OFG Bancorp ......................................................... 9,865 331
S&P Global, Inc. ....................................................... 36,891 15,340
Synchrony Financial ..................................................... 124,410 4,026
The Goldman Sachs Group, Inc. ............................................ 6,600 2,254
The PNC Financial Services Group, Inc. ...................................... 37,050 4,963
The Progressive Corp. ................................................... 26,600 4,363
Unum Group .......................................................... 174,079 7,485
Visa, Inc. , Class A ...................................................... 18,550 4,762
110,067
Health Care (8.0%):
AbbVie, Inc. .......................................................... 19,100 2,720
Addus HomeCare Corp. (b) ................................................ 3,623 316
Amgen, Inc. ........................................................... 47,644 12,847
Apollo Medical Holdings, Inc. (b) ........................................... 11,487 382
Atrion Corp. .......................................................... 633 195
Catalyst Pharmaceuticals, Inc. (b) ............................................ 36,429 526
CorVel Corp. (b) ........................................................ 3,078 643
CVS Health Corp. ...................................................... 130,448 8,864
Dexcom, Inc. (b) ........................................................ 23,885 2,759
Dynavax Technologies Corp. (b) ............................................ 28,302 388
Eli Lilly & Co. ......................................................... 27,006 15,962
GE HealthCare Technologies, Inc. ........................................... 17,100 1,171
Halozyme Therapeutics, Inc. (b) ............................................. 8,999 347
Humana, Inc. .......................................................... 3,000 1,455
IDEXX Laboratories, Inc. (b) ............................................... 18,891 8,800
Integer Holdings Corp. (b) ................................................. 3,082 269
Intuitive Surgical, Inc. (b) ................................................. 5,517 1,715
Johnson & Johnson ..................................................... 58,717 9,081
Lantheus Holdings, Inc. (b) ................................................ 5,183 371
LeMaitre Vascular, Inc. ................................................... 12,852 677
McKesson Corp. ....................................................... 3,300 1,553
Merck & Co., Inc. ...................................................... 32,300 3,310
Neogen Corp. (b) ....................................................... 22,038 374
STAAR Surgical Co. (b) .................................................. 4,606 144
The Cigna Group ....................................................... 9,500 2,497
The Joint Corp. (b) ...................................................... 12,112 106
U.S. Physical Therapy, Inc. ................................................ 3,108 264

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
UFP Technologies, Inc. (b) ................................................. 4,292 $ 714
UnitedHealth Group, Inc. ................................................. 30,236 16,720
Veeva Systems, Inc. , Class A (b) ............................................ 11,787 2,055
Vericel Corp. (b) ........................................................ 17,873 635
Zoetis, Inc. ........................................................... 11,685 2,064
99,924
Industrials (4.8%):
AAON, Inc. ........................................................... 7,541 472
AGCO Corp. .......................................................... 44,922 5,100
Allient, Inc. ........................................................... 13,482 352
Boise Cascade Co. ...................................................... 2,322 254
Delta Air Lines, Inc. ..................................................... 189,964 7,015
Eaton Corp. PLC ....................................................... 55,566 12,652
ESCO Technologies, Inc. ................................................. 2,810 295
FedEx Corp. .......................................................... 7,200 1,864
Forward Air Corp. ...................................................... 5,308 337
General Dynamics Corp. .................................................. 7,900 1,951
Johnson Controls International PLC .......................................... 15,500 818
Leidos Holdings, Inc. .................................................... 27,600 2,962
Lennox International, Inc. ................................................. 28,482 11,583
NOW, Inc. (b) .......................................................... 27,698 276
PACCAR, Inc. ......................................................... 15,100 1,387
Parker-Hannifin Corp. ................................................... 3,200 1,386
Quanta Services, Inc. .................................................... 14,874 2,801
RTX Corp. ............................................................ 21,100 1,719
Sensata Technologies Holding PLC .......................................... 51,800 1,684
SPX Technologies, Inc. (b) ................................................ 3,028 258
Standex International Corp. ................................................ 2,561 343
The Greenbrier Cos., Inc. ................................................. 12,622 476
Transcat, Inc. (b) ........................................................ 8,802 862
Uber Technologies, Inc. (b) ................................................ 65,208 3,676
60,523
Information Technology (15.1%):
Adobe, Inc. (b) ......................................................... 5,729 3,501
Advanced Energy Industries, Inc. ........................................... 5,688 541
Ambarella, Inc. (b) ...................................................... 2,966 174
Amphenol Corp. , Class A ................................................. 19,900 1,811
Analog Devices, Inc. .................................................... 6,800 1,247
Apple, Inc. ........................................................... 233,123 44,282
Applied Materials, Inc. ................................................... 13,300 1,992
Arista Networks, Inc. (b) .................................................. 17,314 3,804
Broadcom, Inc. ........................................................ 3,953 3,659
Cadence Design Systems, Inc. (b) ............................................ 15,785 4,314
Cisco Systems, Inc. ..................................................... 185,715 8,985
ePlus, Inc. (b) .......................................................... 13,976 887
Fortinet, Inc. (b) ........................................................ 155,015 8,148
Grid Dynamics Holdings, Inc. (b) ............................................ 40,021 508
Insight Enterprises, Inc. (b) ................................................ 4,321 654
Microsoft Corp. ........................................................ 137,206 51,989
Motorola Solutions, Inc. .................................................. 8,255 2,665
Napco Security Technologies, Inc. ........................................... 20,076 614
NVIDIA Corp. ......................................................... 63,539 29,717
Palo Alto Networks, Inc. (b) ................................................ 12,987 3,832
Perficient, Inc. (b) ....................................................... 7,487 463
Salesforce, Inc. (b) ...................................................... 5,900 1,486
ServiceNow, Inc. (b) ..................................................... 5,785 3,967
Texas Instruments, Inc. ................................................... 55,775 8,517
Zebra Technologies Corp. (b) ............................................... 5,300 1,256
189,013
Materials (0.7%):
Alcoa Corp. ........................................................... 153,992 4,136

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Hawkins, Inc. ......................................................... 9,005 $ 553
PPG Industries, Inc. ..................................................... 12,800 1,818
Schnitzer Steel Industries, Inc. ............................................. 7,001 180
Sealed Air Corp. ....................................................... 58,100 1,939
8,626
Real Estate (1.0%):
CoStar Group, Inc. (b) .................................................... 27,784 2,307
Equity LifeStyle Properties, Inc. ............................................ 27,000 1,920
Invitation Homes, Inc. ................................................... 50,600 1,688
Prologis, Inc. .......................................................... 60,314 6,932
12,847
Utilities (1.7%):
Constellation Energy Corp. ................................................ 80,633 9,760
Exelon Corp. .......................................................... 56,500 2,176
MGE Energy, Inc. ...................................................... 85,033 6,271
Vistra Corp. ........................................................... 97,000 3,435
21,642
715,630
Total Common Stocks (Cost $925,678) 1,229,059
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (f) ........................................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 25,478 1,721
iShares MSCI EAFE Small-Cap ETF ......................................... 7,655 448
iShares Russell 2000 ETF (a) ............................................... 2,407 432
2,601
Total Exchange-Traded Funds (Cost $2,585) 2,601
Collateral for Securities Loaned (0.0%)^(c)
United States (0.0%):(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (g) ........ 257,998 258
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 257,998 258
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 257,998 258
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 257,998 258
Total Collateral for Securities Loaned (Cost $1,032) 1,032
Total Investments (Cost $929,295) — 98.4% 1,232,692
Other assets in excess of liabilities — 1.6% 19,751
NET ASSETS - 100.00% $ 1,252,443
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$8,443 (thousands) and amounted to 0.7% of net assets.

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2023 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2023.
(g) Rate disclosed is the daily yield on November 30, 2023.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (86.4%)
Communication Services (6.8%):
Alphabet, Inc. , Class A (a) ................................................. 93,335 $ 12,370
AT&T, Inc. ........................................................... 49,867 826
Comcast Corp. , Class A .................................................. 39,481 1,654
Deutsche Telekom AG , ADR ............................................... 26,178 628
KDDI Corp. ........................................................... 24,600 768
Meta Platforms, Inc. , Class A (a) ............................................ 18,498 6,052
Netflix, Inc. (a) ......................................................... 3,915 1,856
Nintendo Co. Ltd. ...................................................... 35,700 1,664
Singapore Telecommunications Ltd. ......................................... 413,900 713
SoftBank Group Corp. ................................................... 29,700 1,206
The Walt Disney Co. (a) .................................................. 18,047 1,673
T-Mobile US, Inc. ...................................................... 5,950 895
Verizon Communications, Inc. .............................................. 27,991 1,073
31,378
Consumer Discretionary (10.9%):
Airbnb, Inc. , Class A (a) .................................................. 6,622 837
Amazon.com, Inc. (a) .................................................... 78,632 11,487
AutoZone, Inc. (a) ....................................................... 447 1,167
Booking Holdings, Inc. (a) ................................................. 368 1,150
Bridgestone Corp. ...................................................... 59,200 2,435
Chipotle Mexican Grill, Inc. (a) ............................................. 544 1,198
Cie Financiere Richemont SA , ADR ......................................... 50,474 630
Compass Group PLC , ADR ................................................ 17,915 454
Dollarama, Inc. ........................................................ 5,757 418
Fast Retailing Co. Ltd. ................................................... 2,900 737
Ford Motor Co. ........................................................ 72,405 743
General Motors Co. ..................................................... 21,764 688
Hermes International SCA , ADR ............................................ 754 157
Hilton Worldwide Holdings, Inc. ............................................ 6,008 1,006
Honda Motor Co. Ltd. , ADR ............................................... 25,495 782
InterContinental Hotels Group PLC , ADR ..................................... 4,596 361
Kering SA , ADR ....................................................... 11,221 483
Lowe's Cos., Inc. ....................................................... 5,340 1,062
LVMH Moet Hennessy Louis Vuitton SE , ADR ................................. 5,643 856
McDonald's Corp. ...................................................... 5,869 1,654
MercadoLibre, Inc. (a) .................................................... 321 520
Mercedes-Benz Group AG , ADR ............................................ 24,449 396
NIKE, Inc. , Class B ..................................................... 10,438 1,151
Oriental Land Co. Ltd. ................................................... 17,100 581
Panasonic Holdings Corp. ................................................. 61,600 635
Sony Group Corp. , ADR .................................................. 11,153 959
Sony Group Corp. ...................................................... 18,200 1,574
Starbucks Corp. ........................................................ 7,846 779
Suzuki Motor Corp. ..................................................... 16,100 658
Tesla, Inc. (a) .......................................................... 23,296 5,593
The Home Depot, Inc. ................................................... 10,752 3,371
The TJX Cos., Inc. ...................................................... 20,690 1,823
Toyota Motor Corp. ..................................................... 134,900 2,561
Toyota Motor Corp. , ADR ................................................. 9,021 1,712
50,618
Consumer Staples (5.6%):
Ajinomoto Co., Inc. ..................................................... 14,100 526
British American Tobacco PLC , ADR ........................................ 26,516 846
Church & Dwight Co., Inc. ................................................ 11,679 1,129
Costco Wholesale Corp. .................................................. 4,834 2,865
Diageo PLC , ADR ...................................................... 7,155 1,006
Hormel Foods Corp. ..................................................... 22,723 695
Japan Tobacco, Inc. ..................................................... 25,400 653
L'Oreal SA , ADR ....................................................... 6,303 593

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Mondelez International, Inc. , Class A ......................................... 21,983 $ 1,562
Nestle SA , ADR ........................................................ 15,982 1,821
PepsiCo, Inc. .......................................................... 12,326 2,074
Philip Morris International, Inc. ............................................. 16,052 1,499
Reckitt Benckiser Group PLC .............................................. 11,136 760
Seven & i Holdings Co. Ltd. ............................................... 14,400 553
Shiseido Co. Ltd. ....................................................... 27,900 747
Target Corp. .......................................................... 9,437 1,263
The Coca-Cola Co. ...................................................... 29,444 1,721
The Procter & Gamble Co. ................................................ 17,055 2,618
Unilever PLC , ADR ..................................................... 24,199 1,154
Walmart, Inc. .......................................................... 12,458 1,940
26,025
Energy (3.3%):
BP PLC .............................................................. 81,563 496
Canadian Natural Resources Ltd. ............................................ 9,596 641
Chevron Corp. ......................................................... 12,994 1,866
ConocoPhillips ........................................................ 12,481 1,442
EOG Resources, Inc. .................................................... 7,993 984
Equinor ASA , ADR ..................................................... 1,020 32
Exxon Mobil Corp. ..................................................... 31,489 3,235
Marathon Petroleum Corp. ................................................ 8,621 1,286
Occidental Petroleum Corp. ............................................... 9,221 545
Schlumberger NV ...................................................... 22,091 1,150
Shell PLC , ADR ....................................................... 10,558 695
Suncor Energy, Inc. ..................................................... 20,326 671
Targa Resources Corp. ................................................... 9,718 879
TotalEnergies SE , ADR .................................................. 18,546 1,262
15,184
Financials (12.3%):
Allianz SE , ADR ....................................................... 24,259 607
American Express Co. ................................................... 6,599 1,127
AXA SA , ADR ........................................................ 19,116 597
Banco Santander SA , ADR ................................................ 121,685 500
Bank of America Corp. ................................................... 54,718 1,668
Bank of Montreal ....................................................... 10,483 863
Berkshire Hathaway, Inc. , Class B (a) ......................................... 22,077 7,948
BlackRock, Inc. ........................................................ 1,455 1,093
Blackstone, Inc. ........................................................ 9,811 1,102
BNP Paribas SA , ADR ................................................... 16,455 516
Canadian Imperial Bank of Commerce ........................................ 24,128 998
Chubb Ltd. ........................................................... 6,962 1,597
CME Group, Inc. ....................................................... 4,726 1,032
Everest Group Ltd. ...................................................... 1,595 655
Fiserv, Inc. (a) .......................................................... 9,736 1,272
HSBC Holdings PLC , ADR ............................................... 5,391 207
Huntington Bancshares, Inc. ............................................... 56,004 631
ING Groep NV ........................................................ 38,044 534
Intesa Sanpaolo SpA , ADR ................................................ 22,480 390
JPMorgan Chase & Co. .................................................. 27,659 4,317
Loews Corp. .......................................................... 29,187 2,052
Manulife Financial Corp. ................................................. 36,227 710
Mastercard, Inc. , Class A ................................................. 5,807 2,403
Mitsubishi UFJ Financial Group, Inc. , ADR .................................... 139,404 1,198
Mizuho Financial Group, Inc. .............................................. 50,000 849
Morgan Stanley ........................................................ 11,363 902
National Bank of Canada ................................................. 13,637 904
Nomura Holdings, Inc. , ADR .............................................. 142,324 585
PayPal Holdings, Inc. (a) .................................................. 12,706 732
Power Corp. of Canada ................................................... 21,743 602
Prudential Financial, Inc. ................................................. 13,197 1,290

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Royal Bank of Canada ................................................... 10,313 $ 932
S&P Global, Inc. ....................................................... 3,331 1,385
Sumitomo Mitsui Financial Group, Inc. ....................................... 17,400 856
Sun Life Financial, Inc. .................................................. 7,833 396
The Allstate Corp. ...................................................... 9,380 1,293
The Bank of Nova Scotia ................................................. 16,292 729
The Charles Schwab Corp. ................................................ 9,564 587
The Goldman Sachs Group, Inc. ............................................ 3,087 1,054
The Hartford Financial Services Group, Inc. .................................... 10,125 791
The Progressive Corp. ................................................... 5,188 851
The Toronto-Dominion Bank ............................................... 10,086 615
Tokio Marine Holdings, Inc. ............................................... 19,600 485
U.S. Bancorp .......................................................... 38,355 1,462
UBS Group AG ........................................................ 8,914 252
Visa, Inc. , Class A ...................................................... 13,913 3,571
Wells Fargo & Co. ...................................................... 29,181 1,301
Zurich Insurance Group AG , ADR ........................................... 15,428 771
57,212
Health Care (10.2%):
Abbott Laboratories ..................................................... 13,089 1,365
AbbVie, Inc. .......................................................... 13,075 1,862
Amgen, Inc. ........................................................... 4,401 1,187
AstraZeneca PLC , ADR .................................................. 9,587 619
Becton Dickinson & Co. .................................................. 7,756 1,832
Boston Scientific Corp. (a) ................................................. 31,276 1,748
Bristol-Myers Squibb Co. ................................................. 18,723 924
CVS Health Corp. ...................................................... 12,872 875
Daiichi Sankyo Co. Ltd. .................................................. 28,400 770
Danaher Corp. ......................................................... 5,984 1,336
Elevance Health, Inc. .................................................... 2,453 1,176
Eli Lilly & Co. ......................................................... 6,647 3,929
Gilead Sciences, Inc. .................................................... 13,056 1,000
Hoya Corp. ........................................................... 3,900 439
Humana, Inc. .......................................................... 1,649 799
Intuitive Surgical, Inc. (a) ................................................. 3,594 1,117
Johnson & Johnson ..................................................... 23,045 3,564
Lonza Group AG , ADR .................................................. 13,641 527
McKesson Corp. ....................................................... 2,024 952
Medtronic PLC ........................................................ 9,703 769
Merck & Co., Inc. ...................................................... 16,503 1,691
Novartis AG , ADR ...................................................... 6,260 613
Novo Nordisk A/S , ADR .................................................. 9,937 1,012
Pfizer, Inc. ............................................................ 75,831 2,311
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,134 934
Roche Holding AG , ADR ................................................. 34,106 1,149
Sandoz Group AG , ADR (a) ................................................ 1,252 36
Sanofi , ADR .......................................................... 9,253 433
Stryker Corp. .......................................................... 3,527 1,045
Takeda Pharmaceutical Co. Ltd. ............................................ 28,400 805
The Cigna Group ....................................................... 3,830 1,007
The Ensign Group, Inc. ................................................... 5,715 612
Thermo Fisher Scientific, Inc. .............................................. 3,122 1,548
UnitedHealth Group, Inc. ................................................. 8,562 4,734
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,279 1,163
Zoetis, Inc. ........................................................... 8,811 1,557
47,440
Industrials (9.0%):
3M Co. .............................................................. 7,447 738
ABB Ltd. , ADR ........................................................ 5,860 233
Airbus SE , ADR ....................................................... 21,465 798
Amadeus IT Group SA , ADR .............................................. 10,307 705

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
AMETEK, Inc. ........................................................ 10,832 $ 1,681
Automatic Data Processing, Inc. ............................................ 10,028 2,306
Canadian National Railway Co. ............................................. 2,778 322
Caterpillar, Inc. ........................................................ 4,675 1,172
CSX Corp. ............................................................ 68,035 2,198
Daikin Industries Ltd. , ADR ............................................... 47,431 709
Deere & Co. .......................................................... 2,534 923
Dover Corp. ........................................................... 8,414 1,188
Eaton Corp. PLC ....................................................... 7,004 1,595
Experian PLC , ADR ..................................................... 7,354 270
FANUC Corp. ......................................................... 35,800 994
FedEx Corp. .......................................................... 4,503 1,166
General Electric Co. ..................................................... 11,384 1,387
Hitachi Ltd. , ADR ...................................................... 7,607 1,055
Honeywell International, Inc. .............................................. 8,623 1,689
ITOCHU Corp. ........................................................ 45,800 1,781
Lockheed Martin Corp. ................................................... 1,999 895
Marubeni Corp. ........................................................ 69,500 1,086
Mitsubishi Corp. ....................................................... 25,400 1,185
Mitsui & Co. Ltd. ....................................................... 57,300 2,090
Nidec Corp. ........................................................... 19,700 747
Northrop Grumman Corp. ................................................. 2,270 1,079
Parker-Hannifin Corp. ................................................... 3,813 1,652
Recruit Holdings Co. Ltd. ................................................. 25,100 928
RELX PLC , ADR ...................................................... 6,853 264
Robert Half, Inc. ....................................................... 15,432 1,265
RTX Corp. ............................................................ 13,011 1,060
Safran SA ............................................................ 5,227 919
Schneider Electric SE , ADR ............................................... 809 30
Siemens AG , ADR ...................................................... 5,977 502
SITC International Holdings Co. Ltd. ......................................... 170,000 257
SMC Corp. ........................................................... 1,900 957
The Boeing Co. (a) ...................................................... 3,788 877
Union Pacific Corp. ..................................................... 9,315 2,098
United Parcel Service, Inc. , Class B .......................................... 6,308 956
41,757
Information Technology (22.3%):
Accenture PLC , Class A .................................................. 5,755 1,917
Adobe, Inc. (a) ......................................................... 4,364 2,666
Advanced Micro Devices, Inc. (a) ............................................ 15,495 1,877
Advantest Corp. ........................................................ 21,000 653
Amphenol Corp. , Class A ................................................. 25,198 2,293
Analog Devices, Inc. .................................................... 7,528 1,380
Apple, Inc. ........................................................... 124,906 23,726
Applied Materials, Inc. ................................................... 7,450 1,116
Arista Networks, Inc. (a) .................................................. 3,293 723
ASML Holding NV , NYS ................................................. 747 511
Broadcom, Inc. ........................................................ 3,884 3,595
Cadence Design Systems, Inc. (a) ............................................ 5,119 1,399
CGI, Inc. (a) ........................................................... 2,150 219
Cisco Systems, Inc. ..................................................... 36,303 1,756
Fujitsu Ltd. ........................................................... 3,800 541
GoDaddy, Inc. , Class A (a) ................................................. 10,345 1,035
Infineon Technologies AG , ADR ............................................ 1,855 72
Insight Enterprises, Inc. (a) ................................................ 4,977 754
Intel Corp. ............................................................ 40,595 1,815
International Business Machines Corp. ........................................ 7,797 1,236
Intuit, Inc. ............................................................ 2,699 1,542
Keyence Corp. ......................................................... 4,800 2,056
KLA Corp. ........................................................... 1,770 964
Lam Research Corp. ..................................................... 1,758 1,259
Lasertec Corp. ......................................................... 3,000 669

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Micron Technology, Inc. .................................................. 10,263 $ 781
Microsoft Corp. ........................................................ 61,771 23,406
Murata Manufacturing Co. Ltd. ............................................. 21,900 426
Nokia Oyj , ADR ....................................................... 146,793 511
NVIDIA Corp. ......................................................... 21,157 9,895
NXP Semiconductors NV ................................................. 3,447 703
Oracle Corp. .......................................................... 14,343 1,667
Palo Alto Networks, Inc. (a) ................................................ 3,344 987
QUALCOMM, Inc. ..................................................... 6,991 902
Renesas Electronics Corp. ................................................. 39,600 690
Salesforce, Inc. (a) ...................................................... 7,750 1,952
ServiceNow, Inc. (a) ..................................................... 1,457 999
Synopsys, Inc. (a) ....................................................... 2,671 1,451
Texas Instruments, Inc. ................................................... 8,570 1,309
Tokyo Electron Ltd. ..................................................... 10,300 1,655
UiPath, Inc. , Class A (a) .................................................. 17,928 354
103,462
Materials (2.2%):
Air Liquide SA , ADR .................................................... 16,068 606
BASF SE , ADR ........................................................ 54,845 640
Corteva, Inc. .......................................................... 25,407 1,148
DuPont de Nemours, Inc. ................................................. 11,543 826
Eastman Chemical Co. ................................................... 5,447 457
Freeport-McMoRan, Inc. ................................................. 17,739 662
Givaudan SA , ADR ..................................................... 7,653 574
H.B. Fuller Co. ........................................................ 19,854 1,502
Linde PLC ............................................................ 4,429 1,832
Mondi PLC ........................................................... 30,249 539
Rio Tinto PLC , ADR .................................................... 972 67
Shin-Etsu Chemical Co. Ltd. , ADR .......................................... 56,090 987
Sika AG , ADR ......................................................... 16,678 453
10,293
Real Estate (2.4%):
Agree Realty Corp. ..................................................... 13,713 812
American Tower Corp. ................................................... 7,196 1,502
Equinix, Inc. .......................................................... 1,742 1,420
Essential Properties Realty Trust, Inc. ........................................ 36,834 875
LXP Industrial Trust ..................................................... 91,448 803
Mid-America Apartment Communities, Inc. .................................... 7,345 914
Prologis, Inc. .......................................................... 10,269 1,180
Realty Income Corp. .................................................... 39,472 2,130
Retail Opportunity Investments Corp. ........................................ 39,139 504
SITE Centers Corp. ..................................................... 58,996 778
10,918
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 11,711 932
Avista Corp. .......................................................... 12,177 413
Enel SpA , ADR ........................................................ 99,064 694
Eversource Energy ...................................................... 12,954 770
Iberdrola SA .......................................................... 111,761 1,381
National Grid PLC , ADR ................................................. 10,306 680
NextEra Energy, Inc. .................................................... 15,086 883
Xcel Energy, Inc. ....................................................... 15,781 960
6,713
Total Common Stocks (Cost $362,135)
a
a
a
401,000

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description Shares
Value
(000)
Exchange-Traded Funds (7.9%)
Vanguard FTSE Emerging Markets ETF ...................................... 909,682 $ 36,960
Total Exchange-Traded Funds (Cost $36,771)
a
a
a
36,960
Total Investments (Cost $398,906) — 94.3% 437,960
Other assets in excess of liabilities — 5.7% 26,367
NET ASSETS - 100.00% $ 464,327
At November 30, 2023, the Fund's investments in foreign securities were 27.8% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 833 12/15/23 $ 38,865,736 $ 39,810,433 $ 944,697
FTSE 100 Index Futures .............. 460 12/15/23 43,891,065 43,316,420 (574,645)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 293 12/14/23 52,188,389 52,687,308 498,919
$ 868,971
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 285 12/21/23 $ 34,047,781 $ 33,389,759 $ 658,022
E-Mini MSCI Emerging Markets Index
Futures .......................... 697 12/15/23 34,477,105 34,400,435 76,670
Hang Seng Index Futures ............. 97 12/28/23 11,029,324 10,585,295 444,029
Swiss Market Index Futures ........... 454 12/15/23 57,058,244 56,377,933 680,311
$ 1,859,032
Total unrealized appreciation $ 3,302,648
Total unrealized depreciation (574,645)
Total net unrealized appreciation (depreciation) $ 2,728,003

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.1%)
Alabama (2.5%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , Callable 7/1/30 @ 100.25 ........................... $ 5,000 $ 5,224
Series B , 5 .25% , 12/1/53 , Callable 9/1/30 @ 100.32 .......................... 4,000 4,269
Series C , 5 .50% , 10/1/54 , Callable 6/1/32 @ 100.12 .......................... 3,000 3,211
Series C-1 , 5 .25% , 2/1/53 , Callable 3/1/29 @ 100.15 ......................... 12,000 12,542
Series D-1 , 5 .50% , 6/1/49 , Callable 11/1/28 @ 100.23 ......................... 4,000 4,192
Series D-3 , 5 .42% ( SOFR + 185 bps ) , 6/1/49 , Callable 11/1/28 @ 100 (a) ............ 2,500 2,505
Energy Southeast A Cooperative District Revenue
Series A-1 , 5 .50% , 11/1/53 , Callable 10/1/30 @ 100.23 ........................ 5,000 5,326
Series B-1 , 5 .75% , 4/1/54 , Callable 8/1/31 @ 100.08 ......................... 2,000 2,179
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,188
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .25% , 1/1/54 , Callable 4/1/29 @ 100.18 ........................... 15,000 15,688
Series B , 5 .00% , 1/1/54 , Callable 3/1/30 @ 100.14 ........................... 3,000 3,150
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 1,970
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,502
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 15,674
86,620
Arizona (1.7%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (b) ............... 955 765
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (b) ............................. 2,000 1,909
4 .00% , 7/1/41 , Continuously Callable @100 (b) ............................. 1,250 1,037
Series C , 3 .87% ( MUNIPSA + 57 bps ) , 1/1/35 , (Put Date 10/18/24) (a) (c) ............ 2,200 2,202
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (b) ............................ 4,845 4,791
5 .25% , 6/15/42 , Continuously Callable @100 (b) ............................ 4,460 4,330
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B , 5 .50% , 7/1/24 .............................................. 3,270 3,311
Series B , 5 .50% , 7/1/25 .............................................. 2,115 2,189
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,235
The City of Phoenix IDA Revenue
3 .75% , 7/1/24 ..................................................... 1,200 1,198
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 11,164
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,678
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,378
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,524
4 .00% , 6/15/41 , Continuously Callable @100 (b) ............................ 3,500 2,927
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (b) ..................... 3,000 3,089
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (b) .................... 10,000 9,637
The Yavapai County IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 .......... 1,000 948
59,312
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,341
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,056
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,026
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,437
8,860
California (2.5%):
California Community Choice Financing Authority Revenue , Series G , 5 .25% , 11/1/54 ,
Callable 1/1/30 @ 100.19 ............................................. 1,000 1,043
California School Finance Authority Revenue
5 .00% , 8/1/31 , Continuously Callable @100 (b) ............................. 450 456
5 .00% , 8/1/31 , Pre-refunded  8/1/25 @ 100 (b) .............................. 50 52
5 .00% , 8/1/36 , Pre-refunded  8/1/25 @ 100 (b) .............................. 150 156
5 .00% , 8/1/36 , Continuously Callable @100 (b) ............................. 1,450 1,467

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/31 , Continuously
Callable @100 ..................................................... $ 11,465 $ 11,670
California State University Revenue , Series A , 5 .00% , 11/1/29 , Pre-refunded 11/1/24 @ 100 . 165 168
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/32 , Continuously Callable @100 ............................... 1,250 1,289
5 .00% , 5/15/33 , Continuously Callable @100 ............................... 2,000 2,063
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 1,250 1,287
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,053
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,445
Series D , 8/1/27 (d) .................................................. 1,000 908
Series D , 8/1/28 (d) .................................................. 1,000 882
Chula Vista Municipal Financing Authority Special Tax
Series B , 5 .00% , 9/1/27 , Continuously Callable @100 ......................... 1,520 1,555
Series B , 5 .00% , 9/1/28 , Continuously Callable @100 ......................... 1,700 1,739
Series B , 5 .00% , 9/1/29 , Continuously Callable @100 ......................... 1,785 1,828
Series B , 5 .00% , 9/1/30 , Continuously Callable @100 ......................... 2,635 2,698
Series B , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 2,095 2,145
City of Irvine Special Assessment , 5 .00% , 9/2/29 , Callable 3/2/24 @ 100 ............... 1,000 1,003
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 450 454
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 1,605 1,668
5 .00% , 11/15/33 , Continuously Callable @100 .............................. 1,570 1,632
5 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,655 3,799
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 2,340 2,433
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,665
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 4/1/32 , Continuously Callable @100 ......................... 1,000 1,065
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,000 1,062
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 444
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 9/1/27 , Continuously Callable @100 ......................... 3,500 3,669
Series A , 5 .00% , 9/1/28 , Continuously Callable @100 ......................... 2,640 2,768
San Diego Public Facilities Financing Authority Revenue
Series A , 5 .00% , 10/15/33 , Continuously Callable @100 ....................... 1,635 1,703
Series A , 5 .00% , 10/15/34 , Continuously Callable @100 ....................... 1,000 1,042
Series A , 5 .00% , 10/15/35 , Continuously Callable @100 ....................... 1,250 1,302
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 775 807
Series B , 5 .00% , 10/15/31 , Continuously Callable @100 ....................... 1,000 1,042
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,000 1,042
The El Camino Community College District Foundation, GO
Series C , 8/1/26 (d) .................................................. 6,810 6,342
Series C , 8/1/27 (d) .................................................. 7,665 6,944
Series C , 8/1/28 (d) .................................................. 5,500 4,837
83,627
Colorado (0.9%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .25% , 7/1/43 , Continuously
Callable @100 ..................................................... 3,000 2,819
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,000 1,014
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,500 1,521
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,048
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,559
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 964
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,179
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,399
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,787
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (b) ...................... 7,355 7,536
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,130

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ $ 1,250 $ 1,112
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 881
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,288
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,031
32,268
Connecticut (1.8%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/27 ................................ 4,485 4,785
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. 1,000 1,073
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,092
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,304
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,938
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 8/15/30 , Continuously Callable @100 ........................ 1,000 1,047
Series A , 5 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,000 1,046
Series A , 5 .00% , 8/15/33 , Continuously Callable @100 ........................ 1,000 1,045
Series A , 5 .00% , 8/15/34 , Continuously Callable @100 ........................ 1,350 1,410
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 412
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 360
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 1,986
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 736
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,183
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,131
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,275
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,034
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,434
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 1,927
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 1,906
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,088
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (b) ................................................... 9,100 9,349
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,855
The Metropolitan District, GO
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 750 820
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,090
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 750 814
5 .00% , 7/15/36 , Continuously Callable @100 ............................... 1,000 1,078
4 .00% , 7/15/37 , Continuously Callable @100 ............................... 1,000 1,014
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,281
61,513
District of Columbia (0.2%):
District of Columbia Revenue
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 813
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 935
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 994
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,223
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 957
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,246
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 494
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 737
7,399
Florida (5.4%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 569
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,012
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,010

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (b) ....... $ 3,710 $ 3,712
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,505
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,412
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 3,012
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 2,811
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,048
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 926
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 983
Series B-1 , 2 .00% , 1/1/29 ............................................. 3,300 2,883
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,256
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,036
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,832
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,015
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 385
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 360
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 411
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 311
Series A , 9/1/40 , Continuously Callable @68 (d) ............................. 850 364
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 341
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 675
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33 (e) ................................................... 3,470 3,396
0.00%, 5/1/38 , Continuously Callable @100 (e) ............................. 7,900 7,648
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 6,885
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,086
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 6,752
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,119
County of Lee Revenue , 5 .00% , 10/1/24 ...................................... 2,700 2,743
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 5,059
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,293
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 211
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 854
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,134
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 846
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,218
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 2,941
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 4,914
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,029
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,671
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,271
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,293
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,028
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 933
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 690
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 6,065
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 730
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,783
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 6/1/29 , Pre-refunded  6/1/24 @ 100 ......................... 1,250 1,262
Series A , 5 .00% , 6/1/30 , Pre-refunded  6/1/24 @ 100 ......................... 2,225 2,246

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Lee County IDA Revenue , 5 .00% , 11/15/39 , Continuously Callable @103 .............. $ 1,500 $ 1,476
Lee Memorial Health System Revenue , Series A-1 , 4 .00% , 4/1/37 , Continuously Callable
@100 ........................................................... 5,000 4,896
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,011
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,008
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,010
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,625
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,267
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,019
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,019
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,019
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,019
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,019
Orange County Health Facilities Authority Revenue , Series A , 5 .00% , 10/1/35 , Continuously
Callable @100 ..................................................... 4,000 4,137
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,470
Palm Beach County Health Facilities Authority Revenue
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,180
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 868
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 218
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 800 821
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,062
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,062
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (b) .......................... 3,195 3,203
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,797
Volusia County Educational Facility Authority Revenue
Series B , 5 .00% , 10/15/28 , Continuously Callable @100 ....................... 1,000 1,022
Series B , 5 .00% , 10/15/29 , Continuously Callable @100 ....................... 1,000 1,022
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 1,500 1,534
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,560 1,595
185,348
Georgia (2.9%):
Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date 10/1/29) (c) 4,975 4,371
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 975
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,734
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,392
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,668
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,613
Series A , 5 .00% , 6/1/53 , Callable 3/1/30 @ 100.2 ............................ 7,500 7,783
Series B , 5 .00% , 12/1/52 , Callable 3/1/29 @ 100.24 .......................... 12,000 12,327
Series B , 5 .00% , 7/1/53 , Callable 12/1/29 @ 100.31 .......................... 5,000 5,222
Series C , 4 .00% , 8/1/48 , (Put Date 12/1/23) (c) .............................. 15,000 15,000
Series C , 4 .00% , 5/1/52 , Callable 9/1/28 @ 100.69 ........................... 12,750 12,499
Series C , 5 .00% , 9/1/53 , Callable 6/1/30 @ 100.15 ........................... 4,000 4,184
Series D , 5 .00% , 5/1/54 , Callable 9/1/30 @ 100.08 ........................... 6,000 6,256
Series E-2 , 5 .31% ( SOFR + 170 bps ) , 12/1/53 , Callable 3/1/31 @ 100 (a) ............. 5,000 5,154
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,425
The Burke County Development Authority Revenue
2 .20% , 10/1/32 , Continuously Callable @100 ............................... 1,850 1,529
3 .88% , 10/1/32 .................................................... 2,500 2,496
Series A , 1 .50% , 1/1/40 , (Put Date 2/3/25) (c) ............................... 6,500 6,305
The Monroe County Development Authority Revenue , 3 .88% , 12/1/41 ................. 3,500 3,495
99,428

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Guam (0.6%):
Guam Government Waterworks Authority Revenue
5 .00% , 7/1/28 , Continuously Callable @100 ............................... $ 1,000 $ 1,001
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,250 1,278
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,000 1,031
Series A , 5 .00% , 7/1/24 .............................................. 600 603
Series A , 5 .00% , 7/1/25 , Continuously Callable @100 ......................... 750 754
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,006
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,000 1,009
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 1,000 1,009
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 695 701
Series A , 5 .00% , 10/1/34 , Continuously Callable @100 ........................ 3,500 3,801
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 2,000 2,150
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
10/1/32 , Continuously Callable @100 .................................... 1,000 1,014
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,531
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,039
18,927
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,160
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,925
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 2,980
17,065
Illinois (16.9%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,024
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,302
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,577
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,259
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,475
Series A , 12/1/26 (d) ................................................. 3,700 3,285
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,719
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 7,816
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 19,388
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,570
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/27 , Continuously Callable @100 ......................... 6,525 6,540
Series B , 5 .00% , 1/1/29 , Continuously Callable @100 ......................... 11,750 11,777
Series B , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 5,175 5,187
Series B , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 8,910 8,931
Series B , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 6,000 6,014
Series B , 5 .25% , 1/1/33 , Continuously Callable @100 ......................... 1,635 1,640
Series B , 4 .00% , 1/1/34 , Continuously Callable @100 ......................... 3,500 3,540
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,000 3,029
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,034
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 1,000
Series B , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 11,560 11,766
Series B , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,675 5,741
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,224
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,319
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,130
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,717
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,578
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,181

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... $ 1,000 $ 961
City of Chicago Special Assessment Revenue
3 .04% , 12/1/28 (b) .................................................. 270 258
3 .20% , 12/1/29 (b) .................................................. 325 309
3 .29% , 12/1/30 (b) .................................................. 350 332
3 .38% , 12/1/31 (b) .................................................. 373 352
3 .45% , 12/1/32 (b) .................................................. 300 282
City of Chicago Wastewater Transmission Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 1/1/32 , Continuously Callable @100 ............................... 1,000 1,001
Series B , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 8,000 8,385
Series C , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 3,500 3,563
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000 1,018
Series C , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 1,250 1,273
City of Chicago Waterworks Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,500 1,566
5 .00% , 11/1/29 , Continuously Callable @100 ............................... 725 755
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 2,000 2,078
5 .00% , 11/1/31 , Continuously Callable @100 ............................... 2,000 2,029
5 .00% , 11/1/33 , Continuously Callable @100 ............................... 2,000 2,029
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,665 2,732
Series A-1 , 5 .00% , 11/1/29 , Continuously Callable @100 ...................... 1,000 1,043
Series A-1 , 5 .00% , 11/1/31 , Continuously Callable @100 ...................... 1,000 1,037
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,261
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,748
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,304
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,614
City of Chicago, GO , Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ............. 1,500 1,575
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,074
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,322
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/34 , Continuously Callable @100 ..................................... 3,000 3,066
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,837
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,812
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 7,000 7,406
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,255
County of Cook, GO
5 .00% , 11/15/34 , Continuously Callable @100 .............................. 2,000 2,107
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 2,000 2,099
Series A , 5 .00% , 11/15/31 , Continuously Callable @100 ....................... 2,500 2,640
Illinois Educational Facilities Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,788
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,606
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,240
Illinois Finance Authority Revenue
5 .00% , 2/15/27 (f) ................................................... 7,650 1,913
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 20,000 20,101
5 .00% , 5/15/31 , Continuously Callable @100 ............................... 1,875 872
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,613
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,069
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 643
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 4,996
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,400 647
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 2,953
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 740
2 .45% , 10/1/39 , (Put Date 10/1/29) (c) .................................... 14,000 13,445
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 733
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 895
Series A , 4 .00% , 5/15/27 ............................................. 2,485 2,474

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ $ 1,000 $ 975
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,022
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,022
Series A , 5 .00% , 9/1/34 , Pre-refunded  9/1/24 @ 100 ......................... 3,385 3,433
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 1,021
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,761
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,020
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,049
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,007
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,701
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,442
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,740
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,847
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 18,241
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 1,435 1,435
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,711
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,000 5,194
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 6,051
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,773
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 7,000 7,219
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D , 5 .00% , 1/1/32 , Continuously Callable @100 ........................ 2,800 2,804
Series D , 5 .00% , 1/1/33 , Continuously Callable @100 ........................ 4,000 4,005
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,162
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,177
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,249
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,290
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,046
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,091
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 784
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,074
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,415
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,565
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,826
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,127
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,043
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 5,018
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,228
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,215
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,340
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,775
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,909
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 4,986
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,690
Sangamon County School District No. 186 Springfield, GO
Series B , 5 .00% , 2/1/24 .............................................. 1,040 1,043
Series B , 5 .00% , 2/1/25 , Pre-refunded  2/1/24 @ 100 ......................... 1,435 1,439
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B , 5 .00% , 2/1/24 .............................................. 2,660 2,666

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series B , 5 .00% , 2/1/25 , Continuously Callable @100 ......................... $ 5,765 $ 5,777
Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ......................... 4,215 4,224
State of Illinois, GO
5 .25% , 2/1/31 , Continuously Callable @100 ............................... 9,000 9,023
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 10,000 10,779
Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ......................... 2,500 2,673
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 2/1/30 , Continuously
Callable @100 ..................................................... 7,000 7,182
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,048
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,031
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,051
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,055
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,598
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/29 , Continuously Callable @100 ......................... 1,750 1,852
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,588
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,540
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,486
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 1,450 1,533
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,555
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% , 3/1/30 ,
Continuously Callable @100 ........................................... 5,221 5,330
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,063
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,198
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,117
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,257
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 653
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,890
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,982
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,086
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,169
576,986
Indiana (2.9%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... 5,750 5,717
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,249
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,071
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,332
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,132
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 561
7/15/30 , Continuously Callable @96 (d) ................................... 750 555
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,051
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 941
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,076
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,317
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,581
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,022
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,135
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,157
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,635
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,189
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,828
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,897
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 2,871

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 4/1/39 , Continuously Callable @100 ............................... $ 1,625 $ 1,436
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,451
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 1,942
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,006
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,070
Series A , 3 .13% , 12/1/24 ............................................. 6,000 5,958
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,534
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 6,906
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,503
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 869
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,174
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,537
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 10,000 10,060
98,763
Iowa (0.7%):
Iowa Finance Authority Revenue
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,368
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 14,798
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable
@100 ........................................................... 1,500 1,512
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 266
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 293
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 194
22,431
Kansas (0.9%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,388
City of Wichita Revenue , 4 .63% , 9/1/33 , Continuously Callable @100 ................. 5,775 5,555
Wyandotte County-Kansas City Unified Government Tax Allocation
5 .25% , 9/1/35 , Continuously Callable @103 (b) ............................. 14,375 13,845
5 .75% , 3/1/41 , Continuously Callable @103 (b) ............................. 10,000 9,873
30,661
Kentucky (3.3%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 451
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,039
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,283
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 15,106
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 4,250 4,134
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,829
Series B , 10/1/24 (d) ................................................. 6,130 5,960
Series B-3 , 4 .70% ( MUNIPSA + 140 bps ) , 2/1/46 , Callable 8/1/24 @ 100 (a) .......... 20,000 19,841
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (c) .. 7,000 6,867
Kentucky Public Energy Authority Revenue
Series A-2 , 4 .81% ( SOFR + 120 bps ) , 8/1/52 , Callable 5/1/30 @ 100 (a) ............. 7,500 7,427
Series B , 4 .00% , 1/1/49 , (Put Date 1/1/25) (c) ............................... 14,285 14,180
Series C-3 , 4 .35% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (c) ........... 20,000 19,813
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,291
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,083
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,346
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 2,016
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 497
112,163
Louisiana (3.4%):
City of New Orleans Sewerage Service Revenue
5 .00% , 6/1/31 , Pre-refunded  6/1/25 @ 100 ................................ 700 721
5 .00% , 6/1/32 , Pre-refunded  6/1/25 @ 100 ................................ 1,150 1,184
5 .00% , 6/1/34 , Pre-refunded  6/1/25 @ 100 ................................ 1,500 1,544
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,564
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,548

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 12/1/35 , Continuously Callable @100 ............................... $ 1,510 $ 1,556
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,410
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,202
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,065
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,125
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 17,904
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Pre-refunded  7/1/25 @ 100 ................................ 55 57
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 9,115
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,098
5 .00% , 5/15/34 , Pre-refunded  5/15/26 @ 100 .............................. 25 26
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,225 2,298
5 .00% , 7/1/34 , Pre-refunded  7/1/25 @ 100 ................................ 85 88
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,738
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,074
4 .00% , 5/15/35 , Pre-refunded  5/15/26 @ 100 .............................. 35 36
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,466
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,609
4 .00% , 5/15/36 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,462
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,481
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 316
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,161
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 6/1/36 , Pre-refunded  6/1/25 @ 100 ................................ 2,000 2,059
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,010
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,010
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 1,840 1,964
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,250 1,327
5 .00% , 1/1/37 , Continuously Callable @100 ............................... 1,500 1,582
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 2,000 2,091
5 .00% , 1/1/38 , Continuously Callable @100 ............................... 1,300 1,365
Parish of St. John the Baptist Revenue , 2 .20% , 6/1/37 , (Put Date 7/1/26) (c) ............. 6,750 6,449
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,238
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,185
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,118
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,354
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,345
114,969
Maryland (1.5%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @104 ......................... 3,000 3,026
Series A , 5 .00% , 1/1/36 , Continuously Callable @104 ......................... 1,000 991
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,713
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,316
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,053
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,053
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,092
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,373
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,869
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,021
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,797
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,244

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 7/1/34 , Continuously Callable @100 ............................... $ 2,500 $ 2,628
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 787
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,393
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,463
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,513
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,472
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,821
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,668
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,023
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,022
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,335
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,162
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,016
51,851
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,286
4 .00% , 10/1/32 , Continuously Callable @104 (b) ............................ 3,600 3,268
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,170
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,286
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,027
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,000 1,061
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 921
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 843
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,243
5 .00% , 10/1/37 , Continuously Callable @104 (b) ............................ 1,000 961
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 628
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 342
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 895
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,854
3 .90% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (a) (b) ............ 2,500 2,495
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 462
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 662
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 549
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 718
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 752
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,019
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,017
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,242
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,221
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,457
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,148
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,054
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,720
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,046
Series J2 , 5 .00% , 7/1/35 , Continuously Callable @100 ........................ 5,375 5,689
Series J2 , 5 .00% , 7/1/36 , Continuously Callable @100 ........................ 4,415 4,641
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,242
64,919
Michigan (1.9%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,004
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 2,000 2,007
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,274
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,335
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,468
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,427
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,565
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,730

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... $ 2,775 $ 2,910
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 3,015
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 3,106
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,208
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,896
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,084
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,078
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 5,961
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,071
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 986
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,331
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,375 2,028
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,587
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program)
Series A , 5 .00% , 5/1/24 .............................................. 2,000 2,015
Series A , 5 .00% , 5/1/25 .............................................. 1,700 1,746
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,345
65,177
Minnesota (0.2%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,126
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/29 , Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,819
5 .00% , 11/15/30 , Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,325
8,270
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,841
Mississippi Development Bank Revenue , Series A , 5 .00% , 4/1/28 , Continuously Callable
@100 ........................................................... 200 200
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 5,290 5,294
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,256
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,251
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,792
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,580
20,214
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 503
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 751
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 648
Series A , 6 .00% , 3/1/33 , Continuously Callable @103 ......................... 1,935 1,978
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 5/15/32 , Continuously Callable @103 ............................... 1,555 723
5 .00% , 5/15/36 , Continuously Callable @103 ............................... 4,565 2,113
Series A , 5 .00% , 2/1/29 , Continuously Callable @104 ......................... 1,000 1,021
Series A , 5 .00% , 2/1/34 , Continuously Callable @104 ......................... 2,000 2,010
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,219
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 23,458
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,750 2,748
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @103 ..... 1,790 1,829
43,002
Montana (0.2%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Callable 1/8/24 @ 100 ............... 8,500 8,441

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Nebraska (1.0%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , Callable 7/1/29 @ 100.22 ........................... $ 17,000 $ 17,443
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,367
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,289
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,649
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4 .00% , 1/1/35 , Continuously Callable @102 ............................... 795 801
4 .00% , 1/1/36 , Continuously Callable @102 ............................... 1,240 1,242
4 .00% , 1/1/38 , Continuously Callable @102 ............................... 2,595 2,532
4 .00% , 1/1/39 , Continuously Callable @102 ............................... 1,800 1,746
Public Power Generation Agency Revenue , 5 .00% , 1/1/37 , Continuously Callable @100 .... 2,400 2,498
32,567
Nevada (1.9%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 642
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,034
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,032
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,984
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,899
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,366
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,130
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (b) ............................. 1,450 1,359
County of Clark Department of Aviation Revenue
Series A-2 , 5 .00% , 7/1/32 , Continuously Callable @100 ....................... 20,470 20,663
Series A-2 , 5 .00% , 7/1/33 , Continuously Callable @100 ....................... 10,845 10,949
County of Clark Passenger Facility Charge Revenue
Series C , 5 .00% , 7/1/26 .............................................. 3,660 3,849
Series C , 5 .00% , 7/1/27 .............................................. 2,220 2,384
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,039
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,638
65,968
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@103 ........................................................... 5,100 4,280
New Hampshire Health & Education Facilities Authority Act Revenue
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 3,032
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,828
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,083
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,553
13,776
New Jersey (5.4%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 11/1/29 , Continuously Callable @100 ............................... 1,000 1,015
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,000 1,015
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,742
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,288
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 662
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 772
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,084
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 532
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,455 1,530
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,094
New Jersey Building Authority Revenue
Series A , 4 .00% , 6/15/30 , Pre-refunded  6/15/26 @ 100 ........................ 400 412

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 6/15/30 , Pre-refunded  6/15/26 @ 100 ........................ $ 600 $ 617
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,156
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 2,011
Series A , 5 .00% , 6/15/25 ............................................. 5,125 5,263
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 635
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 961
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 17,323
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/15/25 , Continuously Callable @100 ......................... 10,000 10,079
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/30 , Continuously Callable @100 ......................... 3,000 3,191
Series B , 5 .50% , 9/1/31 , Continuously Callable @100 ......................... 4,590 4,882
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,591
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 152
Series F , 4 .00% , 7/1/33 , Pre-refunded  7/1/26 @ 100 .......................... 350 360
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 263
Series F , 4 .00% , 7/1/34 , Pre-refunded  7/1/26 @ 100 .......................... 490 504
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 985
Series F , 4 .00% , 7/1/35 , Pre-refunded  7/1/26 @ 100 .......................... 275 283
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,196
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,558
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,819
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,144
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,137
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,788
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,035
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,520
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,119
Series A , 12/15/25 (d) ................................................ 20,000 18,618
Series A , 5 .00% , 6/15/31 , Continuously Callable @100 ........................ 3,000 3,130
Series A , 12/15/38 (d) ................................................ 11,405 5,958
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 2,032
Series AA , 5 .25% , 6/15/33 , Continuously Callable @100 ...................... 2,000 2,064
Series AA , 5 .25% , 6/15/34 , Continuously Callable @100 ...................... 3,000 3,097
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,560
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,285
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,000
Series BB , 5 .00% , 6/15/31 , Continuously Callable @100 ...................... 2,500 2,723
Series BB , 5 .00% , 6/15/34 , Continuously Callable @100 ...................... 10,000 10,796
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 10,000 10,072
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,914
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,574
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 510
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 764
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 509
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,013
Series A , 5 .00% , 11/1/30 , Continuously Callable @100 ........................ 500 506
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 750 758
Series A , 5 .00% , 11/1/34 , Continuously Callable @100 ........................ 1,085 1,097
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,168
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 669

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... $ 5,000 $ 5,206
182,255
New Mexico (0.4%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 7,847
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 625 559
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 411
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 949
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 301
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,130
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (b) ............................. 600 528
4 .25% , 5/1/40 , Continuously Callable @103 (b) ............................. 1,000 829
12,554
New York (6.0%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,437
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,512
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,899
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 646
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 494
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (b) ...................... 1,810 1,895
City of Amsterdam, GO , 5 .00% , 3/6/24 , Continuously Callable @100 ................. 3,648 3,650
City of Long Beach, GO
Series A , 4 .00% , 2/16/24 ............................................. 10,000 10,007
Series B , 5 .00% , 9/27/24 ............................................. 4,674 4,709
Series C , 5 .25% , 9/27/24 ............................................. 2,000 2,019
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,599
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (c) ........................... 7,315 8,135
Series C-1 , 5 .00% , 11/15/29 , Continuously Callable @100 ..................... 7,030 7,588
Series C-1 , 4 .00% , 11/15/32 , Continuously Callable @100 ..................... 9,300 9,616
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,362
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,194
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,847
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,046
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,046
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,069
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 4 .41% ( SOFR + 80 bps ) , 11/1/32 , Callable 1/1/26 @ 100 (a) ............... 3,000 2,988
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,909
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,132
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,125
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,007
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,282
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,053
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,935
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,821
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (b) ............................ 600 577
6 .00% , 7/1/40 , Continuously Callable @100 (b) ............................. 3,380 3,007
Series A , 5 .00% , 5/1/24 , Continuously Callable @100 ......................... 735 735
Series A , 5 .00% , 5/1/25 , Continuously Callable @100 ......................... 1,175 1,176
Series A , 5 .00% , 5/1/26 , Continuously Callable @100 ......................... 980 981

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... $ 500 $ 474
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 326
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,152
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 682
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,716
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,566
Series B , 5 .00% , 2/15/32 , Pre-refunded  2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,318
New York State Urban Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,167
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,897
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/15/24 .................................................... 1,450 1,463
5 .00% , 6/15/25 , Continuously Callable @100 ............................... 1,670 1,685
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
The Erie County Industrial Development Agency Revenue , Series A , 5 .00% , 5/1/28 ,
Continuously Callable @100 ........................................... 2,000 2,009
Town of Oyster Bay, GO
4 .00% , 2/15/24 .................................................... 5,415 5,425
4 .00% , 2/15/25 .................................................... 9,750 9,862
4 .00% , 2/15/26 .................................................... 3,000 3,067
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 7,361 7,422
Village of Valley Stream, GO , Series A , 4 .50% , 5/10/24 ........................... 4,695 4,699
Village of Washingtonville, GO , 7 .25% , 10/4/24 ................................. 1,000 1,009
204,261
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 635 636
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,852
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 967
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 885
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,508
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 522
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,762
9,132
North Dakota (0.3%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,304
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 998
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,527
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,558
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 373
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 740
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 3,848
11,348
Ohio (3.2%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 962
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 758
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 461
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,109
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,285
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 5,047
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,833
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,382
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 4,055

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... $ 1,350 $ 1,353
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,377
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,391
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,113
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 745
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B ,
12/1/25 (d) ........................................................ 4,365 4,104
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,799
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 5,656
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,241
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,441
Ohio Higher Educational Facility Commission Revenue
Series C , 5 .00% , 5/1/31 , Continuously Callable @100 ......................... 1,000 1,025
Series C , 5 .00% , 5/1/33 , Continuously Callable @100 ......................... 500 512
Port of Greater Cincinnati Development Authority Revenue , Series CO , 5 .00% , 5/1/25 ,
Continuously Callable @100 (b) ........................................ 14,000 13,960
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 734
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 679
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,177
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,155
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 578
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,397
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,140
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,131
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 979
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,744
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,535
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,572
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,506
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,602
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,784
108,322
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 3,918
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,762
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 968
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,827
8,475
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,001
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 469
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 290
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,804
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 654
4,218
Pennsylvania (7.3%):
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,691
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,371
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,484
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,433

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... $ 1,500 $ 1,524
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,495
Allentown Commercial & IDA Revenue , 5 .75% , 6/15/43 , Continuously Callable @100 ..... 600 619
Berks County IDA Revenue
4 .00% , 11/1/33 , Continuously Callable @100 ............................... 1,300 684
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 2,000 1,052
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 3,000 1,577
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... 325 332
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 459
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,261
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,887
Chester County IDA Revenue
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 1,000 1,004
5 .63% , 10/15/42 , Continuously Callable @100 (b) ............................ 8,875 8,686
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,616
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,148
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,439
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 795
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 838
County of Beaver, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/28 .................................................... 2,195 2,259
4 .00% , 4/15/29 , Continuously Callable @100 ............................... 1,900 1,939
4 .00% , 4/15/30 , Continuously Callable @100 ............................... 4,490 4,564
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 1,957
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 1,928
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 1,907
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,186
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,223
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,061
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,024
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,019
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,235
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,288
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,254
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/34 , Continuously Callable
@100 ........................................................... 3,000 3,194
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,224
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 214
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 211
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 597
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,836
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,927
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,086
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 974
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,802
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 868
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 957
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 ........................ 5,000 5,075
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,034
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,551

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... $ 1,500 $ 1,552
Northampton County General Purpose Authority Revenue , 4 .86% ( US0001M + 104 bps ) ,
8/15/48 , (Put Date 8/15/24) (a) (c) ........................................ 4,645 4,645
Northeastern Pennsylvania Hospital & Education Authority Revenue , Series A , 5 .00% , 3/1/37 ,
Continuously Callable @100 ........................................... 1,525 1,524
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,671
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 884
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,066
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 2,911
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 5 .25% , 7/15/25 ,
Continuously Callable @100 ........................................... 1,730 1,731
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,561
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,170
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,807
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,234
Series B , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 2,000 2,081
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,081
Series B , 4 .00% , 12/1/36 , Continuously Callable @100 ........................ 1,000 1,018
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,516
Series B , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,011
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 799
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,622
5 .00% , 6/15/40 , Continuously Callable @100 (b) ............................ 900 852
5 .50% , 6/15/43 , Continuously Callable @100 (b) ............................ 1,750 1,729
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 307
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,089
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,565
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,072
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,714
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 798
State Public School Building Authority Revenue , 5 .00% , 6/1/29 , Continuously Callable @100 10,000 10,639
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,423
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,304
The Berks County Municipal Authority Revenue , Series B , 5 .00% , 2/1/40 , (Put Date 2/1/30) (c) 3,300 1,950
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,062
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,055
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,047
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,701
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,540
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,365
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,225
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,181
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 5,100 5,321
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,183
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,288
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,177
248,260
Rhode Island (0.4%):
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,415
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,553
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,029
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,030

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... $ 2,500 $ 2,537
12,564
South Carolina (1.2%):
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,012
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,012
Patriots Energy Group Financing Agency Revenue
Series A1 , 5 .25% , 10/1/54 , Callable 5/1/31 @ 100.07 ......................... 3,000 3,184
Series B , 4 .52% ( US0001M + 86 bps ) , 10/1/48 , (Put Date 2/1/24) (a) (c) .............. 20,000 19,906
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 10,027
Series A , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 7,000 7,227
42,368
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,710 2,846
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,000 3,132
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,500 3,634
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,573
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 614
4/1/33 , Continuously Callable @96 (d) .................................... 625 411
4/1/34 , Continuously Callable @94 (d) .................................... 875 560
4/1/35 , Continuously Callable @92 (d) .................................... 875 541
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , Callable 9/1/30 @ 100.1 ............ 12,500 12,996
Tennessee Energy Acquisition Corp. Revenue , Series A , 5 .00% , 5/1/53 , Callable 2/1/28 @
100.22 ........................................................... 10,000 10,220
40,527
Texas (10.3%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , Callable 6/15/25 @
100 (b) ........................................................... 2,000 1,980
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,108
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,726
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 2,943
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,602
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,551
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,634
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 4,902
Central Texas Regional Mobility Authority Revenue
1/1/24 (d) ......................................................... 7,000 6,983
1/1/26 (d) ......................................................... 2,535 2,367
Series A , 5 .00% , 1/1/34 , Pre-refunded  7/1/25 @ 100 ......................... 1,250 1,288
Series A , 5 .00% , 1/1/35 , Pre-refunded  7/1/25 @ 100 ......................... 1,100 1,133
Central Texas Turnpike System Revenue
Series C , 5 .00% , 8/15/33 , Continuously Callable @100 ........................ 10,000 10,059
Series C , 5 .00% , 8/15/34 , Continuously Callable @100 ........................ 8,500 8,535
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,615
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,610
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,306
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,503
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,621
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,838
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,122
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,069
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 1,014
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,329
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,013

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 9/1/32 , Continuously Callable @100 ............................... $ 5,615 $ 5,686
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,412
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,177
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,595
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 749
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,011
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,011
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,514
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,018
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,048
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,084
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,112
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 930
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,196
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,338
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,426
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,765
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,895
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 4,023
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,289
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,322
Harris County Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 1,400 1,362
Series C-2 , 3 .87% ( MUNIPSA + 57 bps ) , 12/1/49 , (Put Date 12/4/24) (a) (c) ........... 3,330 3,321
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 765
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,072
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 2,500 2,552
Karnes County Hospital District Revenue
5 .00% , 2/1/29 , Continuously Callable @100 ............................... 4,000 4,009
5 .00% , 2/1/34 , Continuously Callable @100 ............................... 4,000 4,006
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,249
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,419
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,057
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,543
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,756
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,317
Mesquite Health Facilities Development Corp. Revenue
5 .00% , 2/15/26 (f) ................................................... 1,049 39
5 .00% , 2/15/35 , Continuously Callable @100 (f) ............................. 364 14
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/31 , Continuously Callable @102 ............................... 1,000 1,010
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 1,475 1,295
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (f) ....................... 7,500 6,762
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 (f) ....................... 9,000 8,115
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,650
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,016
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,499
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,658
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,156
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,127
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,599
North Texas Tollway Authority Revenue
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 8,000 8,149

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... $ 1,515 $ 1,582
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 13,838
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,064
Series B , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 1,500 1,502
Series B , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 7,500 7,668
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , 1/1/29 (d) ....... 20,000 16,956
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,033
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,717
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,304
Series B , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 3,250 3,365
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,583
Port of Port Arthur Navigation District Revenue , Series C , 3 .00% , 4/1/40 , Continuously
Callable @100 (g) ................................................... 2,800 2,800
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 641
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 912
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 813
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage
Corp.) , 3 .50% , 4/1/43 , (Put Date 10/1/28) , Pre-refunded 10/1/24 @ 100 (c) .......... 14,935 14,984
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,189
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,293
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,409
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,164
Series B , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 18,225 19,066
Series B , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 19,115 19,919
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,178
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,267
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,794
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,115
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/1/33 , Continuously Callable @100 .................. 6,960 7,093
352,218
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 877
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 791
1,668
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 3,696
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,593
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (b) ............................ 3,000 3,044
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,566
12,899
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (b) ......................................................... 6,500 6,557
Virginia (0.7%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,167
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,178
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 781
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,725
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 2,001
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,066

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... $ 500 $ 476
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,615
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,474
23,483
Washington (0.7%):
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,379
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,814
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,264
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,541
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 2,797
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,427
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (b) ............................. 1,000 1,061
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,648
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 2,225 2,262
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,601 2,412
Series B1 , 4 .75% , 7/1/27 , Continuously Callable @100 ........................ 860 861
22,466
West Virginia (0.7%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 3,025
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,125
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,027
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,012
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,955
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,132
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,522
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 4,884
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,372
25,054
Wisconsin (1.6%):
Public Finance Authority Revenue
3 .00% , 4/1/25 (b) ................................................... 5 5
3 .00% , 4/1/25 (b) ................................................... 225 222
4 .00% , 3/1/29 (b) ................................................... 890 819
4 .00% , 6/15/29 , Continuously Callable @100 (b) ............................ 230 218
4 .00% , 9/1/29 , Continuously Callable @103 (b) ............................. 1,250 1,200
4 .00% , 3/1/30 (b) ................................................... 950 860
4 .00% , 3/1/34 , Continuously Callable @100 (b) ............................. 3,520 2,986
5 .25% , 5/15/37 , Continuously Callable @102 (b) ............................ 1,000 954
5 .00% , 6/15/39 , Continuously Callable @100 (b) ............................ 410 387
5 .00% , 9/1/39 , Continuously Callable @103 (b) ............................. 2,230 2,132
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,454
5 .00% , 4/1/40 , Pre-refunded  4/1/30 @ 100 (b) .............................. 95 108
5 .00% , 4/1/40 , Continuously Callable @100 (b) ............................. 1,080 1,023
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,029
4 .00% , 4/1/42 , Continuously Callable @100 (b) ............................. 900 737
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 3,982
6 .63% , 7/1/43 , Continuously Callable @100 (b) ............................. 485 497
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,147
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,216
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 659
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,713
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (b) ...................... 300 304
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (b) ...................... 2,000 2,053
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (b) ..................... 675 578
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,448
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 332
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 330
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 336

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 1/1/30 , Continuously Callable @103 ............................... $ 405 $ 339
5 .00% , 8/15/34 , Continuously Callable @100 ............................... 1,000 1,012
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,062
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 681
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 657
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,866
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 449
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 410
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 503
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 981
53,689
Total Municipal Bonds (Cost $3,474,853)
a
a
a
3,372,843
Total Investments (Cost $3,474,853) — 99.1% 3,372,843
Other assets in excess of liabilities — 0.9% 31,886
NET ASSETS - 100.00% $ 3,404,729
(a) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2023.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$147,538 (thousands) and amounted to 4.3% of net assets.
(c) Put Bond.
(d) Zero-coupon bond.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of November 30, 2023, based on the last reset date of the security.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.4%)
Alabama (0.6%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. $ 4,000 $ 3,308
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100 ............................... 4,500 4,544
Series A, 4.00%, 12/1/51, Continuously Callable @100 ........................ 3,000 2,525
10,377
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 1,000 886
Arizona (2.1%):
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,725 1,742
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 600 603
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,600 1,550
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 855
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100 .. 10,000 9,807
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(a) ............. 3,000 3,011
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29 .............................................. 1,000 1,132
Series B, 5.50%, 7/1/30 .............................................. 1,500 1,729
Tempe IDA Revenue, Series A, 4.00%, 12/1/46, Continuously Callable @102 ............ 2,500 1,883
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100 ............................... 1,200 1,162
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 6,003
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,250 1,261
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 2,500 1,925
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 3,750 3,838
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100 .......... 1,725 1,548
38,049
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28(b) ......................................................... 1,000 842
7/1/29(b) ......................................................... 1,165 942
7/1/30(b) ......................................................... 1,150 893
7/1/36(b) ......................................................... 2,500 1,469
4,146
California (4.7%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 3,000 3,018
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously
Callable @100 ..................................................... 1,000 1,023
California State Public Works Board Revenue, Series B, 5.00%, 10/1/39, Continuously
Callable @100 ..................................................... 3,500 3,555
Cerritos Community College District, GO
Series D, 8/1/31(b) .................................................. 1,000 802
Series D, 8/1/32(b) .................................................. 2,500 1,887
Series D, 8/1/33(b) .................................................. 2,175 1,624
Series D, 8/1/34(b) .................................................. 1,000 716
Series D, 8/1/35(b) .................................................. 1,500 1,005
Series D, 8/1/36(b) .................................................. 2,200 1,398
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series D, 8/1/41(b) .................................................. 8,500 4,050
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
6/1/42(b) ......................................................... 10,000 4,523
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificate of Participation
0.00%, 8/1/34, Continuously Callable @100(c) ............................. 1,200 1,305
0.00%, 8/1/42, Continuously Callable @100(c) ............................. 4,500 4,816

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Paramount Unified School District, GO
8/1/34(b) ......................................................... $ 1,860 $ 1,309
8/1/35(b) ......................................................... 2,000 1,338
8/1/36(b) ......................................................... 2,750 1,738
8/1/37(b) ......................................................... 2,750 1,624
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 2,560 2,572
Series A, 5.00%, 3/1/40, Continuously Callable @100 ......................... 2,000 2,010
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44,
Continuously Callable @100 ........................................... 2,500 2,545
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(b) .................................................. 13,605 8,547
Series G, 8/1/37(b) .................................................. 14,285 8,446
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.), 4/1/29(b) ........................................... 15,000 11,942
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D,
8/1/34(b) ......................................................... 8,885 6,264
The El Camino Community College District Foundation, GO
Series C, 8/1/34(b) .................................................. 3,000 2,134
Series C, 8/1/38(b) .................................................. 3,000 1,693
83,326
Colorado (2.2%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 492
5.00%, 4/1/53, Continuously Callable @100 ............................... 750 758
4.50%, 7/1/53, Continuously Callable @100 ............................... 3,000 2,815
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 534
Series A, 4.00%, 12/1/48, Continuously Callable @100 ........................ 2,500 2,163
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded  6/1/25 @ 100 ................................ 6,000 6,178
5.50%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,050
Series A, 4.00%, 8/1/44, Continuously Callable @100 ......................... 2,070 1,855
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,328
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 7,250 5,935
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously
Callable @100 ..................................................... 750 657
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 9/1/35, Continuously Callable @64(b) ............................. 10,000 5,762
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 3,500 3,543
Series A, 5.00%, 12/1/51, Continuously Callable @100 ........................ 2,000 2,019
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 4,000 4,085
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously
Callable @100 ..................................................... 1,000 912
40,086
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 3,000 3,190
Series A, 4.00%, 7/1/49, Continuously Callable @100 ......................... 3,000 2,479
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 3,000 2,668
8,337
District of Columbia (0.1%):
District of Columbia Revenue
5.00%, 7/1/49, Continuously Callable @100 ............................... 1,275 1,277
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,140 1,139
2,416
Florida (7.6%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable
@103 ........................................................... 700 528
Capital Projects Finance Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100 .. 1,250 1,229
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 1,750 1,708

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103 ....................... $ 2,000 $ 1,752
Series B, 5.63%, 11/15/43, Continuously Callable @100 ....................... 7,000 6,999
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100 ............. 2,500 2,175
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 8,000 5,842
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 2,895 2,101
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously
Callable @100 ..................................................... 1,750 1,761
County of Miami-Dade Seaport Department Revenue (INS - Assured Guaranty Municipal
Corp.), Series A-2, 4.00%, 10/1/49, Continuously Callable @100 ................. 4,000 3,743
County of Miami-Dade Water & Sewer System Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 3,000 2,916
Series B, 4.00%, 10/1/44, Continuously Callable @100 ........................ 21,500 20,898
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/48,
Continuously Callable @100 ........................................... 1,000 1,061
County of Polk Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100 ..... 2,000 1,935
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100 ............................... 6,265 5,559
4.00%, 8/15/50, Continuously Callable @100 ............................... 5,050 4,375
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 600 492
4.00%, 2/1/52, Continuously Callable @100 ............................... 4,000 2,870
4.00%, 7/1/55, Continuously Callable @100 ............................... 500 399
Series A, 5.00%, 6/15/55, Continuously Callable @100 ........................ 1,500 1,502
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100 ............................... 4,280 3,443
4.00%, 10/1/44, Continuously Callable @100 ............................... 1,400 1,227
5.00%, 3/1/49, Continuously Callable @100 ............................... 1,250 942
4.00%, 10/1/49, Continuously Callable @100 ............................... 1,150 966
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded  6/1/25 @ 100 ..... 3,000 3,089
Lee County IDA Revenue
5.00%, 11/15/49, Continuously Callable @103 .............................. 12,350 11,555
Series A, 5.25%, 10/1/52, Continuously Callable @103 ........................ 1,000 854
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable
@100 ........................................................... 4,500 4,065
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 2,500 2,232
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 5,000 5,027
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 5,000 5,003
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously
Callable @100 ..................................................... 2,000 1,811
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously
Callable @100 ..................................................... 1,500 1,372
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 2,070 1,742
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103 .............................. 150 148
5.00%, 5/15/47, Continuously Callable @100 ............................... 5,000 3,971
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 250 252
Series B, 5.00%, 11/15/42, Continuously Callable @103 ....................... 1,000 1,002
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103 ............................... 1,000 889
5.00%, 1/1/55, Continuously Callable @103 ............................... 1,000 871
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable
@103 ........................................................... 1,835 1,590
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable
@100 ........................................................... 5,000 4,458
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 6,000 4,632
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 1/1/24 @ 100 .............. 2,200 2,202

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-
refunded  4/15/25 @ 100 ............................................. $ 2,000 $ 2,054
135,242
Georgia (1.4%):
Columbia County Hospital Authority Revenue, Series A, 5.13%, 4/1/53, Continuously Callable
@100 ........................................................... 1,000 1,051
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 3,000 2,740
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously
Callable @100 ..................................................... 15,000 14,129
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,500 1,500
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49 ..................... 3,000 3,097
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 1,100 977
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 1,700 1,537
25,031
Illinois (14.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.75%, 4/1/48,
Continuously Callable @100 ........................................... 2,500 2,639
Chicago Board of Education, GO
Series A, 4.00%, 12/1/47, Continuously Callable @100 ........................ 8,220 6,903
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 1,800 1,761
Series H, 5.00%, 12/1/36, Continuously Callable @100 ........................ 5,000 5,073
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100 ......................... 2,500 2,557
Series B, 5.00%, 1/1/46, Continuously Callable @100 ......................... 3,500 3,564
Chicago O'Hare International Airport Revenue
Series C, 4.00%, 1/1/38, Continuously Callable @100 ......................... 1,000 1,000
Series C, 5.00%, 1/1/41, Continuously Callable @100 ......................... 5,000 5,167
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100 ......................... 3,000 3,054
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,181
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 4,000 4,001
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 3,000 3,066
Series C, 5.00%, 1/1/39, Continuously Callable @100 ......................... 3,000 3,033
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100 ....... 3,000 3,004
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 4,000 3,344
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
3/1/40, Continuously Callable @100 ..................................... 3,000 3,021
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 9,500 9,795
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 7,750 8,076
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100 ................... 2,000 1,882
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 14,000 14,071
5.50%, 4/1/32, Continuously Callable @100 ............................... 7,065 6,745
4.00%, 3/1/38, Continuously Callable @100 ............................... 2,000 1,991
5.00%, 8/1/42, Continuously Callable @100 ............................... 750 757
5.00%, 8/15/44, Continuously Callable @100 ............................... 2,000 2,013
4.00%, 12/1/46, Continuously Callable @100 ............................... 4,500 4,114
5.00%, 8/1/47, Continuously Callable @100 ............................... 750 750
5.00%, 12/1/47, Continuously Callable @100 ............................... 2,000 1,917
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,250 1,271
5.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 1,016
5.00%, 3/1/52, Continuously Callable @100 ............................... 1,075 964
4.00%, 10/1/55, Continuously Callable @100 ............................... 2,000 1,633
Series A, 4.00%, 2/1/33, Continuously Callable @100 ......................... 6,000 6,004
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 700 683
Series A, 4.00%, 7/1/38, Pre-refunded  7/1/26 @ 100 ......................... 5,000 5,147
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 12,395 12,444
Series A, 5.00%, 1/1/44, Pre-refunded  1/1/28 @ 100 ......................... 10,000 10,908

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 2/15/47, Continuously Callable @100 ........................ $ 1,000 $ 954
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 1,155 1,037
Series A, 5.00%, 2/15/50, Continuously Callable @100 ........................ 500 471
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 3,500 2,808
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 485 504
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 10,495 10,321
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 20 21
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable
@100 ........................................................... 4,000 3,814
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 9,500 9,768
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 9,000 8,472
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/41, Continuously Callable @100 ............................... 600 578
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.),
6.50%, 7/1/30 ..................................................... 37,550 43,349
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... 15,000 13,202
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 2,000 2,039
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 2,275 2,474
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 2,000 2,128
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100 ............................... 1,000 1,025
4.00%, 2/1/32, Continuously Callable @100 ............................... 1,000 1,023
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
12/1/46, Continuously Callable @100 .................................... 10,000 10,235
258,772
Indiana (1.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100 ............................... 5,540 5,549
4.00%, 2/1/39, Continuously Callable @100 ............................... 3,605 3,605
Indiana Finance Authority Revenue
5.00%, 11/15/43, Continuously Callable @103 .............................. 1,970 1,814
5.00%, 11/15/48, Continuously Callable @103 .............................. 3,895 3,470
Series A, 5.00%, 2/1/40, Continuously Callable @100 ......................... 1,495 1,496
Series A, 5.50%, 4/1/46, Continuously Callable @100 ......................... 5,000 5,066
Series A, 4.00%, 11/15/51, Continuously Callable @100 ....................... 1,030 742
Series A, 5.50%, 7/1/52, Continuously Callable @100 ......................... 4,500 4,701
Series A, 5.00%, 6/1/53, Continuously Callable @100 ......................... 1,000 988
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 7,000 7,017
34,448
Iowa (0.6%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/43, Continuously Callable @100 ........................ 6,235 5,145
Series B, 5.00%, 2/15/48, Continuously Callable @100 ........................ 4,000 4,063
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable
@100 ........................................................... 1,000 1,029
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 926
11,163
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 6/1/42, Continuously Callable @100(a) ....................... 2,500 2,530
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 ........ 5,000 5,063
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103 ......................... 1,000 749
Series A, 4.00%, 6/1/52, Continuously Callable @103 ......................... 1,500 1,060
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 7,600 7,503

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%,
9/1/45, Continuously Callable @100 ..................................... $ 2,000 $ 2,033
18,938
Kentucky (1.2%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,005
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100 ................. 3,000 2,644
County of Boyle Revenue, Series A, 4.50%, 6/1/53, Continuously Callable @100 ......... 1,525 1,473
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100 .. 1,070 964
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/46, Continuously Callable @100 ........................ 5,500 3,984
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 3,000 3,028
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 500 474
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 2,000 2,040
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 6,000 6,057
21,669
Louisiana (4.0%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100 ............................... 1,000 1,017
Series B, 5.00%, 12/1/41, Continuously Callable @100 ........................ 5,500 5,631
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/49, Continuously Callable @100 .................................... 1,000 885
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series B, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,100 1,070
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 7,000 6,865
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 6,250 5,968
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,685 1,728
5.00%, 10/1/48, Continuously Callable @100 ............................... 5,000 5,113
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 8,210 7,398
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded  5/15/26 @ 100 .............................. 15 15
4.00%, 5/15/41, Continuously Callable @100 ............................... 1,235 1,143
5.00%, 5/15/46, Continuously Callable @100 ............................... 5,000 5,063
5.00%, 7/1/52, Continuously Callable @100 ............................... 400 402
5.00%, 7/1/57, Continuously Callable @100 ............................... 2,000 2,009
Series A, 5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100 ........................ 6,000 6,231
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100 ...................... 30 32
Series A, 4.00%, 12/15/50, Continuously Callable @100 ....................... 970 888
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 9,000 7,587
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 6/1/51, Pre-refunded  6/1/25 @ 100 ................................ 5,000 5,165
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously
Callable @100 ..................................................... 6,000 6,272
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously
Callable @100 ..................................................... 1,225 1,226
71,708
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 9,000 6,901
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 988
5.00%, 7/1/47, Continuously Callable @100 ............................... 3,280 3,281
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,000 840
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,500 1,491
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 2,000 1,782

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ $ 3,370 $ 2,874
Series A, 4.00%, 6/1/49, Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,070
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,700 1,389
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 975 811
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 3,000 3,017
Series E, 4.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 942
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 4,000 4,038
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 10,000 10,117
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 10/1/45, Continuously Callable @100 .................. 1,250 1,138
33,778
Michigan (2.6%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B, 4.00%, 2/1/41, Continuously Callable @100 ......................... 2,000 1,975
Series B, 5.00%, 2/1/46, Continuously Callable @100 ......................... 2,900 2,956
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 4/1/43, Continuously Callable @100 ............................... 2,500 2,571
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100 .... 2,500 2,109
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5.00%, 5/1/45, Continuously Callable @100 ............................... 6,000 6,250
5.00%, 5/1/48, Continuously Callable @100 ............................... 3,000 3,109
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100 ....... 2,750 2,800
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 4,000 4,095
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,048
4.00%, 2/15/44, Continuously Callable @100 ............................... 5,000 4,794
4.00%, 2/15/47, Continuously Callable @100 ............................... 1,000 931
4.00%, 2/15/50, Continuously Callable @100 ............................... 2,000 1,830
4.00%, 9/1/50, Continuously Callable @100 ............................... 1,000 863
5.63%, 11/1/52, Continuously Callable @100 ............................... 3,000 3,090
4.00%, 11/1/55, Continuously Callable @100 ............................... 4,000 3,658
Series A, 4.00%, 11/15/50, Continuously Callable @100 ....................... 3,000 2,656
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100 . 2,500 2,392
47,127
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 751
Series A, 6.00%, 3/1/33, Continuously Callable @103 ......................... 1,935 1,978
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100 ................. 3,000 3,037
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 440 377
5.00%, 5/15/40, Continuously Callable @103 ............................... 5,510 2,545
4.00%, 8/1/41, Continuously Callable @100 ............................... 410 318
4.00%, 2/1/48, Continuously Callable @100 ............................... 10,000 7,566
4.00%, 2/15/51, Continuously Callable @100 ............................... 1,000 856
5.00%, 12/1/52, Continuously Callable @100 ............................... 1,000 1,047
Series A, 5.00%, 2/1/42, Continuously Callable @104 ......................... 3,500 3,249
Series A, 5.00%, 11/15/43, Continuously Callable @100 ....................... 1,000 1,035
Series A, 4.00%, 2/15/54, Continuously Callable @100 ........................ 2,500 2,260
Missouri Development Finance Board Revenue
4.00%, 3/1/51, Continuously Callable @100 ............................... 2,000 1,592
Series D, 4.00%, 6/1/46, Continuously Callable @100 ........................ 17,775 16,345
St. Louis County IDA Revenue
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,000 1,750
Series A, 5.88%, 9/1/43, Continuously Callable @100 ......................... 5,000 5,000
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 10/1/38, Continuously Callable @100 ............................... 3,065 3,209
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103 ..... 1,805 1,844
54,759
Montana (0.3%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Callable 1/8/24 @ 100 ............... 4,000 3,972

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... $ 1,000 $ 929
4,901
Nebraska (1.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42 ...................... 13,665 14,268
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 3,400 3,435
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%,
1/1/49, Continuously Callable @102 ..................................... 7,500 6,748
24,451
Nevada (1.1%):
Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100 ................... 2,775 2,783
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100 ......................... 4,400 4,371
Series C, 4.00%, 7/1/46, Continuously Callable @100 ......................... 12,140 11,594
18,748
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 3,000 2,302
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 983
3,285
New Jersey (4.2%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%,
11/15/52, Continuously Callable @100 ................................... 1,000 1,094
New Jersey Economic Development Authority Revenue
5.00%, 6/15/40, Continuously Callable @100 ............................... 8,125 8,207
5.00%, 6/15/40, Pre-refunded  6/15/24 @ 100 .............................. 1,875 1,894
4.00%, 11/1/44, Continuously Callable @100 ............................... 3,000 2,889
4.00%, 6/15/49, Continuously Callable @100 ............................... 4,000 3,726
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 3,000 3,077
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 5,000 5,238
Series AAA, 5.00%, 6/15/41, Pre-refunded 12/15/26 @ 100 ..................... 4,000 4,261
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 3,500 3,644
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,933
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 165 171
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/42, Continuously Callable @100 .......................... 1,200 1,234
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100 ......................... 5,000 5,216
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 3,000 2,537
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously
Callable @100 ..................................................... 2,250 2,364
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100 ........... 1,250 1,252
New Jersey Transportation Trust Fund Authority Revenue
Series AA, 5.25%, 6/15/41, Continuously Callable @100 ...................... 2,000 2,039
Series BB, 4.00%, 6/15/50, Continuously Callable @100 ...................... 15,000 13,957
Series S, 5.25%, 6/15/43, Continuously Callable @100 ........................ 4,000 4,224
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable
@100 ........................................................... 1,325 1,431
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 3,000 3,074
74,966
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 8,625 7,126
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... 670 555
7,681

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
New York (3.5%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... $ 4,000 $ 3,801
Build NYC Resource Corp. Revenue
Series A, 5.00%, 7/1/52, Continuously Callable @100 ......................... 700 681
Series A, 7.00%, 4/15/53, Continuously Callable @100(a) ...................... 2,500 2,625
City of New York, GO, Series B-3, 3.50%, 10/1/46, Continuously Callable @100(d) ....... 3,800 3,800
Metropolitan Transportation Authority Revenue
Series A, 11/15/32(b) ................................................ 5,000 3,600
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(e) ........................... 5,490 6,105
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 16,130 18,535
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,334
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable
@100 ........................................................... 3,000 2,547
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.25%, 8/1/50, Continuously Callable @100(a)(d) ....................... 3,374 3,374
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/46, Continuously Callable
@100 ........................................................... 2,000 2,033
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously
Callable @100 ..................................................... 5,000 4,903
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(b) ................................................ 5,000 3,770
Series A, 11/15/32(b) ................................................ 3,000 2,157
Series B, 11/15/32(b) ................................................ 2,500 1,883
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,005
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 1,000 1,008
63,161
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104 ............................... 2,725 2,698
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 1,000 785
3,483
North Dakota (0.6%):
City of Grand Forks Revenue
4.00%, 12/1/51, Continuously Callable @100 ............................... 2,375 1,956
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,400 1,464
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 7,500 6,414
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,500 1,370
11,204
Ohio (2.9%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100 .............. 2,700 2,377
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100 . 2,000 1,727
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100 ............ 9,000 8,614
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 5,000 4,481
County of Hamilton Revenue
5.00%, 1/1/51, Continuously Callable @100 ............................... 2,500 2,167
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 2,000 1,982
County of Lucas Revenue, Series A, 5.25%, 11/15/48, Continuously Callable @100 ....... 6,000 4,891
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100 .............................. 2,500 2,156
4.00%, 11/15/45, Continuously Callable @100 .............................. 2,000 1,696
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 9,100 9,159
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 4,475 4,639
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(a) ......................................... 2,000 1,994
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 578
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 5,000 4,499
50,960

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Oklahoma (1.0%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100 . $ 4,250 $ 3,387
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 4,250 3,934
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously
Callable @100 ..................................................... 10,000 9,286
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102 .. 2,000 1,986
18,593
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100 .......... 650 651
Deschutes County Hospital Facilities Authority Revenue, Series A, 4.00%, 1/1/46,
Continuously Callable @100 ........................................... 2,000 1,872
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 3,800 3,381
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 834
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102 ... 1,000 877
Union County Hospital Facility Authority Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 450 442
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,325 1,294
Yamhill County Hospital Authority Revenue
Series A, 5.00%, 11/15/51, Continuously Callable @102 ....................... 1,180 879
Series B-2, 2.13%, 11/15/27, Continuously Callable @100 ..................... 450 423
10,653
Pennsylvania (8.0%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 7,400 6,595
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 7,500 7,600
Allentown Commercial & IDA Revenue
6.25%, 7/1/47, Continuously Callable @100(a) ............................. 5,000 5,009
6.00%, 6/15/53, Continuously Callable @100 ............................... 1,600 1,645
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,040
5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100 ............................... 300 312
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 3/15/38, Continuously Callable @100 ........................ 1,000 1,002
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 2,250 2,209
Berks County IDA Revenue
5.00%, 5/15/48, Pre-refunded  5/15/25 @ 102 .............................. 1,000 1,047
5.00%, 11/1/50, Continuously Callable @100 ............................... 8,500 4,448
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100 ............. 3,000 2,629
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 6/1/44, Continuously Callable @100 ............................... 3,500 3,383
4.00%, 6/1/48, Continuously Callable @100 ............................... 1,105 1,092
4.00%, 6/1/50, Continuously Callable @100 ............................... 6,065 5,724
Chester County IDA Revenue
6.00%, 10/15/52, Continuously Callable @100(a) ............................ 1,775 1,778
Series A, 5.25%, 10/15/47, Continuously Callable @100 ....................... 3,250 2,983
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,031
County of Allegheny, GO, Series C-77, 5.00%, 11/1/43, Continuously Callable @100 ...... 3,170 3,311
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100 ............... 11,000 9,690
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100 ....... 2,250 2,254
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable
@100 ........................................................... 5,000 5,132
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 1,000 733
Montgomery County Higher Education & Health Authority Revenue, Series B, 4.00%, 5/1/52,
Continuously Callable @100 ........................................... 6,000 5,312
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102 ............................... 2,000 1,782
5.00%, 12/1/49, Continuously Callable @103 ............................... 2,000 2,013
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 4,000 3,694

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 8/15/48, Continuously Callable @100 ............................... $ 2,440 $ 2,472
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100 ............................... 1,000 970
5.00%, 5/1/49, Continuously Callable @100 ............................... 1,350 1,278
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 807
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 2,320 2,076
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 2,025 1,638
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... 5,645 5,207
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100 ............................... 1,000 1,050
Series A, 4.00%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,690
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 3,000 3,048
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 4,000 4,134
Series A-2, 5.00%, 12/1/33, Continuously Callable @100 ...................... 1,250 1,356
Series B, 5.00%, 6/1/39, Continuously Callable @100 ......................... 8,000 8,224
Series B, 4.00%, 12/1/51, Continuously Callable @100 ........................ 1,500 1,368
Series B-1, 5.00%, 6/1/42, Continuously Callable @100 ....................... 9,000 9,181
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
4/1/44, Continuously Callable @100 ..................................... 1,055 1,005
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%,
12/1/37, Continuously Callable @100 .................................... 1,025 1,029
The School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100 ......................... 2,500 2,578
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,029
Series F, 5.00%, 9/1/38, Pre-refunded  9/1/26 @ 100 .......................... 10 11
Series F, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,990 2,043
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100 ............................... 750 693
5.00%, 4/15/59, Continuously Callable @100 ............................... 3,000 3,091
142,426
Rhode Island (0.0%):(f)
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 2015-A, 6.85%, 10/1/24,
Continuously Callable @100 ........................................... 165 165
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously
Callable @100 ..................................................... 2,500 2,220
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 2,000 1,773
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,850 1,810
5.00%, 4/1/54, Continuously Callable @103 ............................... 1,000 886
4.00%, 4/1/54, Continuously Callable @103 ............................... 1,165 840
7,529
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously
Callable @100 ..................................................... 2,000 2,036
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 5,000 5,058
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 804
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,500 1,488
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, Callable 9/1/30 @ 100.1 ............ 5,000 5,198
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously
Callable @100 ..................................................... 2,000 1,783
16,367
Texas (15.8%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100 ............................... 10,000 9,428
4.00%, 8/15/44, Continuously Callable @100 ............................... 2,170 2,041
Series A, 5.00%, 2/15/41, Continuously Callable @100 ........................ 3,000 3,069

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ $ 7,200 $ 7,316
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105 ............................... 600 507
4.00%, 7/15/45, Continuously Callable @100 ............................... 8,450 5,749
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100 ............................... 5,000 4,841
Series A, 5.00%, 1/1/45, Pre-refunded  7/1/25 @ 100 ......................... 3,500 3,607
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable
@100 ........................................................... 6,500 6,518
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A,
8/15/30(b) ........................................................ 18,530 14,648
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 6,500 6,709
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100 5,900 5,913
City of Garland Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously
Callable @100 ..................................................... 1,000 898
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously
Callable @100 ..................................................... 3,715 3,740
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 700 698
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100 ............................... 1,000 1,002
6.00%, 8/15/43, Continuously Callable @100 ............................... 2,750 2,755
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,421
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100 ............................... 4,250 4,292
4.00%, 8/15/44, Continuously Callable @100 ............................... 11,000 10,491
5.00%, 8/15/48, Continuously Callable @100 ............................... 10,000 10,351
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100 ............................... 500 464
4.00%, 8/15/49, Continuously Callable @100 ............................... 1,700 1,527
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100 ..... 6,500 6,647
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/50, Continuously Callable @100 .................................... 4,500 4,305
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100 2,000 1,924
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 2,000 1,835
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 6,100 5,489
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 15,000 14,318
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100 ..... 6,000 6,001
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously
Callable @100 ..................................................... 1,900 1,953
Manor Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
8/1/52, Continuously Callable @100 ..................................... 15,095 15,718
Matagorda County Navigation District No. 1 Revenue
Series B-1, 4.00%, 6/1/30, Continuously Callable @100 ....................... 9,615 9,464
Series B-2, 4.00%, 6/1/30, Continuously Callable @100 ....................... 6,000 5,903
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/47, Continuously Callable @100 .................................... 15,000 15,482
New Hope Cultural Education Facilities Finance Corp. Revenue
4.00%, 11/1/55, Continuously Callable @103 ............................... 1,250 1,001
2.00% (2.00% PIK), 11/15/61, Callable 11/15/26 @ 105(g) ..................... 10,725 2,178
Series A, 5.00%, 7/1/47(g) ............................................ 6,000 5,410
Series A, 5.00%, 4/1/48, Pre-refunded  4/1/26 @ 100 ......................... 1,250 1,308
Series A-1, 7.50%, 11/15/37 ........................................... 410 309
Series A-2, 7.50%, 11/15/36 ........................................... 2,565 2,074
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A-1, 5.00%, 7/1/48, Continuously Callable @100 .......... 1,000 1,009
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100 ............................... 3,750 3,863
Series B, 9/1/37, Pre-refunded  9/1/31 @ 64.1040(b) .......................... 3,000 1,489
Series B, 5.00%, 1/1/45, Continuously Callable @100 ......................... 5,000 5,056

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 1/1/48, Continuously Callable @100 ......................... $ 5,000 $ 5,117
Port of Port Arthur Navigation District Revenue
Series A, 3.35%, 4/1/40, Continuously Callable @100(d) ...................... 1,900 1,900
Series B, 3.35%, 4/1/40, Continuously Callable @100(d) ...................... 760 760
Series C, 3.00%, 4/1/40, Continuously Callable @100(d) ...................... 1,580 1,580
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100 ............................... 2,000 1,790
5.50%, 10/1/46, Continuously Callable @100 ............................... 3,000 3,039
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100 1,000 802
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 936
Series A, 5.00%, 11/15/45(g) ........................................... 3,790 —(h)
Series B, 5.00%, 11/15/36(g) ........................................... 3,032 —(h)
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 9,000 8,420
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 8,000 8,139
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32 .......... 2,000 2,080
Texas Transportation Commission State Highway 249 System Revenue, 5.00%, 8/1/57,
Continuously Callable @100 ........................................... 5,000 5,036
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100 ............................... 4,365 4,405
5.00%, 9/1/40, Continuously Callable @100 ............................... 2,490 2,505
Series A, 5.00%, 9/1/39, Continuously Callable @100 ......................... 1,645 1,662
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100 .... 4,000 3,718
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100 .............................. 1,600 1,517
4.00%, 12/15/49, Continuously Callable @100 .............................. 3,945 3,659
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
8/15/52, Continuously Callable @100 .................................... 5,000 4,778
282,564
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 1,500 1,187
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 1,000 712
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 500 502
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,550 1,352
3,753
Vermont (0.6%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,350 1,112
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 7,000 6,627
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 2,000 2,058
9,797
Virginia (0.6%):
Alexandria IDA Revenue
5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,695
5.00%, 10/1/50, Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,488
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @103(g) ...................... 1,681 1,479
Series B, 6.05%, 3/1/44, Continuously Callable @103 ......................... 1,587 1,329
Series C, 6.05%, 3/1/54, Continuously Callable @100(g) ...................... 6,327 2,514
10,505
Washington (1.4%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100 9,000 9,200
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously
Callable @100 ..................................................... 4,000 3,699
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable
@100 ........................................................... 5,500 4,652
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously
Callable @100 ..................................................... 1,250 1,116

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102(a) ............................. $ 3,055 $ 2,542
6.13%, 7/1/53, Continuously Callable @103(a) ............................. 2,000 2,149
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,100 1,105
Series A-1, 3.50%, 12/20/35 ........................................... 963 893
25,356
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/43, Continuously Callable @100 ............................... 2,000 2,008
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... 2,000 1,912
Series B, 6.00%, 9/1/53, Continuously Callable @100 ......................... 1,750 1,945
5,865
Wisconsin (3.0%):
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102(a) ............................. 2,200 2,060
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 6,266
5.00%, 11/15/44, Continuously Callable @103 .............................. 455 453
4.00%, 1/1/45, Continuously Callable @100 ............................... 1,500 1,335
5.00%, 6/15/49, Continuously Callable @100 ............................... 1,480 1,381
5.00%, 6/15/49, Continuously Callable @100(a) ............................. 520 466
5.00%, 11/15/49, Continuously Callable @103 .............................. 2,400 2,320
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,500 1,043
4.00%, 10/1/51, Continuously Callable @103 ............................... 2,185 1,588
4.00%, 1/1/52, Continuously Callable @103 ............................... 2,350 2,007
5.13%, 4/1/52, Continuously Callable @100 ............................... 3,000 2,837
5.00%, 6/15/53, Continuously Callable @100 ............................... 1,000 916
5.00%, 6/15/54, Continuously Callable @100(a) ............................. 455 400
Series A, 5.25%, 10/1/43, Continuously Callable @100 ........................ 3,090 2,981
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 4,740 4,228
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 11,000 10,168
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 1,000 761
Series A, 6.63%, 7/1/53, Continuously Callable @103(a) ....................... 570 580
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 2,250 1,772
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 2,870 2,216
Series L, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 946
Series L, 5.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 918
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,285 1,314
Series A, 5.00%, 7/1/58, Continuously Callable @100 ......................... 1,500 1,531
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 120 74
5.00%, 3/15/50, Continuously Callable @100 ............................... 1,175 1,167
4.00%, 12/1/51, Continuously Callable @100 ............................... 500 345
4.00%, 1/1/57, Continuously Callable @103 ............................... 3,000 1,679
Series B, 4.00%, 9/15/45, Continuously Callable @103 ........................ 475 363
54,115
Total Municipal Bonds (Cost $1,883,036)
a
a
a
1,757,687
Total Investments (Cost $1,883,036) — 98.4% 1,757,687
Other assets in excess of liabilities — 1.6% 28,526
NET ASSETS - 100.00% $ 1,786,213
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$48,823 (thousands) and amounted to 2.7% of net assets.
(b) Zero-coupon bond.
(c) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Put Bond.
(f) Amount represents less than 0.05% of net assets.
(g) Currently the issuer is in default with respect to interest and/or principal payments.

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
(h) Rounds to less than $1 thousand.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.2%)
Alabama (3.1%):
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , Callable 9/1/26 @ 100.68 ................................. $ 3,000 $ 2,967
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,027
Series C-1 , 5 .25% , 6/1/25 ............................................. 600 610
Series D2 , 5 .01% ( SOFR + 140 bps ) , 7/1/52 , Callable 3/1/27 @ 100 (a) .............. 3,300 3,328
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,416
Prattville Industrial Development Board Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................................... 450 442
2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................................... 425 417
Selma Industrial Development Board Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................................... 3,650 3,584
1 .38% , 5/1/34 , (Put Date 6/16/25) (b) ..................................... 5,875 5,633
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/24 .............................................. 350 352
Series A , 5 .00% , 7/1/25 .............................................. 640 649
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,794
22,219
Arizona (2.4%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (c) ............................ 525 455
Series B , 4 .00% , 7/1/31 .............................................. 285 286
Maricopa County IDA Revenue
4 .00% , 7/1/29 (c) ................................................... 750 721
3 .00% , 7/1/31 (c) ................................................... 500 450
Series C , 3 .87% ( MUNIPSA + 57 bps ) , 1/1/35 , (Put Date 10/18/24) (a) (b) ............ 2,205 2,207
Series C , 4 .10% ( MUNIPSA + 80 bps ) , 9/1/48 , (Put Date 9/1/24) (a) (b) .............. 7,735 7,686
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 231
Series A , 4 .00% , 12/1/27 ............................................. 355 338
Series A , 4 .00% , 12/1/28 ............................................. 365 342
Series A , 4 .00% , 12/1/29 ............................................. 380 351
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 445
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 419
Series C-1 , 1 .50% , 12/1/27 , Continuously Callable @100 ...................... 1,965 1,756
The County of Pima IDA Revenue
Series A , 5 .75% , 11/15/24 (c) ........................................... 420 419
Series A , 5 .75% , 11/15/25 (c) ........................................... 660 656
16,762
Arkansas (0.9%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,246
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,266
5 .00% , 9/1/44 , Callable 3/1/27 @ 100 .................................... 4,000 4,112
6,624
California (2.3%):
Anaheim Public Financing Authority Revenue , Series A , 5 .00% , 5/1/24 ................ 250 252
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 219
California Infrastructure & Economic Development Bank Revenue , Series D , 3 .65%
( MUNIPSA + 35 bps ) , 8/1/47 (a) ......................................... 2,000 1,982
California Municipal Finance Authority Revenue
2 .75% , 11/15/27 , Continuously Callable @100 .............................. 785 759
Series B-2 , 2 .13% , 11/15/26 , Continuously Callable @100 ..................... 820 797
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-8107 , 3 .25% , 10/1/58 ,
Callable 12/13/23 @ 100 (c) (d) ......................................... 5,700 5,700
Newman-Crows Landing Unified School District, GO , 8/1/25 (e) ..................... 1,000 953
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 333
5 .00% , 7/1/28 ..................................................... 330 353
5 .00% , 7/1/29 ..................................................... 315 341
5 .00% , 7/1/30 ..................................................... 310 339

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Western Placer Unified School District Special Tax , 2 .00% , 6/1/25 , Continuously Callable
@100 ........................................................... $ 4,750 $ 4,612
16,640
Colorado (1.1%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 357
Series A , 5 .00% , 8/1/29 .............................................. 500 538
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,118
E-470 Public Highway Authority Revenue , Series B , 3 .96% ( SOFR + 35 bps ) , 9/1/39 , Callable
6/1/24 @ 100 (a) .................................................... 4,000 4,001
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 1,000 965
7,979
Connecticut (1.9%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,615
City of New Haven, GO
Series A , 5 .00% , 8/1/24 .............................................. 1,000 1,010
Series A , 5 .00% , 8/1/25 .............................................. 580 595
Series A , 5 .00% , 8/1/26 .............................................. 580 604
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,058
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 633
Series B , 5 .00% , 2/1/28 .............................................. 525 562
Series B , 5 .00% , 2/1/29 .............................................. 550 598
City of West Haven, GO
Series A , 5 .00% , 11/1/24 .............................................. 815 821
Series A , 5 .00% , 11/1/27 .............................................. 650 675
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (b) ........................................... 3,000 3,142
13,313
Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4 .00% , 12/1/23 .................................................... 1,100 1,100
5 .00% , 12/1/37 , (Put Date 12/1/26) (b) .................................... 3,000 3,094
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 180 176
City of Pompano Beach Revenue
3 .50% , 9/1/30 , Continuously Callable @103 ............................... 3,590 3,297
Series B-1 , 2 .00% , 1/1/29 ............................................. 1,000 874
County of Escambia Revenue , 2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................. 775 761
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 405
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 425
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 373
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 492
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/24 .................................................... 500 501
5 .00% , 10/1/25 .................................................... 445 448
11,946
Georgia (7.0%):
Appling County Development Authority Revenue , Series A , 1 .50% , 1/1/38 , (Put Date
2/3/25) (b) ........................................................ 2,000 1,940
Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date 10/1/29) (b) 5,000 4,393
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 839
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 6/1/24 .............................................. 500 502
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,033
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,845
Series B , 5 .00% , 3/1/24 .............................................. 250 250
Series B , 5 .00% , 9/1/24 .............................................. 285 287
Series B , 5 .00% , 12/1/52 , Callable 3/1/29 @ 100.24 .......................... 6,000 6,164
Series C , 4 .00% , 8/1/48 , (Put Date 12/1/23) (b) .............................. 5,000 5,000
Series C , 4 .00% , 5/1/52 , Callable 9/1/28 @ 100.69 ........................... 10,000 9,803
Series D , 5 .00% , 5/1/54 , Callable 9/1/30 @ 100.08 ........................... 2,000 2,085
Savannah Economic Development Authority Revenue , 2 .00% , 11/1/33 , (Put Date 10/1/24) (b) 815 800

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
The Burke County Development Authority Revenue
1 .70% , 12/1/49 , (Put Date 8/22/24) (b) .................................... $ 7,500 $ 7,371
2 .88% , 12/1/49 .................................................... 1,775 1,742
Series 4 , 3 .80% , 10/1/32 .............................................. 1,000 997
The Monroe County Development Authority Revenue
3 .88% , 6/1/42 ..................................................... 1,500 1,498
Series A , 1 .50% , 1/1/39 , (Put Date 2/3/25) (b) ............................... 3,500 3,378
49,927
Guam (0.5%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/23 ............................................. 1,500 1,500
Series A , 5 .00% , 12/1/24 ............................................. 2,000 2,023
3,523
Idaho (0.7%):
County of Nez Perce Revenue , 2 .75% , 10/1/24 .................................. 5,000 4,924
Illinois (9.2%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,395
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,045
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 631
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,070
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,085
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,433
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,319
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,915
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 763
Chicago Transit Authority Capital Grant Receipts Revenue
5 .00% , 6/1/25 ..................................................... 1,720 1,755
5 .00% , 6/1/26 ..................................................... 1,000 1,036
City of Chicago Special Assessment Revenue
1 .99% , 12/1/23 (c) .................................................. 270 270
2 .27% , 12/1/24 (c) .................................................. 310 304
2 .53% , 12/1/25 (c) .................................................. 328 318
2 .69% , 12/1/26 (c) .................................................. 305 294
2 .87% , 12/1/27 (c) .................................................. 255 244
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,118
5 .00% , 11/1/26 ..................................................... 1,000 1,046
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,059
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,546
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 518
5 .00% , 10/1/30 .................................................... 250 260
Series B , 4 .00% ( MUNIPSA + 70 bps ) , 5/1/42 , Callable 5/1/25 @ 100 (a) ............ 2,250 2,214
Series C , 4 .00% , 2/15/25 ............................................. 10,000 10,099
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 357
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 495
Series B , 5 .00% , 4/1/30 .............................................. 250 273
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,202
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. 5,000 5,134
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,469
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,018
5 .00% , 6/15/30 .................................................... 1,500 1,540
5 .00% , 6/15/31 .................................................... 575 592
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 494
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/23 ............................................. 1,825 1,825

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 12/1/24 ............................................. $ 1,915 $ 1,940
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 776
4 .00% , 4/1/30 ..................................................... 750 777
65,629
Indiana (2.1%):
City of Rockport Revenue , Series A , 3 .13% , 7/1/25 ............................... 1,500 1,476
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ 1,280 1,158
1/15/28 (e) ........................................................ 1,100 962
1/15/29 (e) ........................................................ 565 477
7/15/29 , Continuously Callable @99 (e) ................................... 730 566
Indiana Finance Authority Revenue
5 .00% , 4/1/24 ..................................................... 715 716
5 .00% , 4/1/25 ..................................................... 750 756
5 .00% , 4/1/26 ..................................................... 790 803
5 .00% , 4/1/27 ..................................................... 830 852
5 .00% , 4/1/28 ..................................................... 870 900
5 .00% , 4/1/29 ..................................................... 1,180 1,228
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 5,000 5,030
14,924
Kansas (0.0%):(f)
City of Manhattan Revenue , Series B-1 , 2 .88% , 6/1/28 , Continuously Callable @100 ...... 70 64
Kentucky (9.7%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,844
5 .00% , 2/1/30 ..................................................... 740 779
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (b) ..................... 5,000 4,519
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (b) .............................. 10,000 9,340
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (b) .............................. 5,000 4,537
Kentucky Economic Development Finance Authority Revenue
4 .50% , 10/1/27 , Continuously Callable @100 ............................... 5,000 5,000
Series B-3 , 4 .70% ( MUNIPSA + 140 bps ) , 2/1/46 , Callable 8/1/24 @ 100 (a) .......... 10,000 9,920
Kentucky Public Energy Authority Revenue
Series B , 4 .00% , 1/1/49 , (Put Date 1/1/25) (b) ............................... 5,715 5,673
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (b) ............................... 3,370 3,326
Series C-1 , 4 .00% , 12/1/49 , (Put Date 6/1/25) (b) ............................. 10,000 9,954
Series C-3 , 4 .35% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 10,000 9,906
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 ,
(Put Date 10/1/29) (b) ................................................ 4,000 4,291
69,089
Louisiana (1.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 900
Parish of St. John the Baptist Revenue
2 .20% , 6/1/37 , (Put Date 7/1/26) (b) ...................................... 1,750 1,672
Series B1 , 2 .13% , 6/1/37 ............................................. 2,000 1,965
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,678
8,215
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/25 .............................................. 1,500 1,520
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,050
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,391
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 2,001
5 .00% , 7/1/29 ..................................................... 1,130 1,194
5 .00% , 7/1/30 ..................................................... 1,000 1,066
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,552

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... $ 1,550 $ 1,632
12,406
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/25 ..................................................... 1,250 1,262
5 .00% , 7/1/26 ..................................................... 1,500 1,526
3 .90% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (a) (c) ............ 2,500 2,495
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,462
Series S , 5 .00% , 7/15/26 (c) ............................................ 310 309
Series S , 5 .00% , 7/15/28 (c) ............................................ 340 335
Series S , 5 .00% , 7/15/30 (c) ............................................ 640 622
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,048
9,059
Michigan (1.0%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 1,984
5 .00% , 7/1/30 ..................................................... 2,290 2,267
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 185 183
4 .00% , 2/1/32 ..................................................... 285 274
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 815 769
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,451
6,928
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 4 .30% , 11/1/26 , Continuously
Callable @100 (d) ................................................... 695 695
Mississippi (3.3%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 3,894
Mississippi Hospital Equipment & Facilities Authority Revenue
5 .00% , 9/1/24 ..................................................... 10,000 10,052
Series A-2 , 4 .13% , 9/1/36 ............................................. 9,760 9,749
23,695
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/24 ..................................................... 155 154
4 .00% , 8/1/26 ..................................................... 205 202
4 .00% , 8/1/28 ..................................................... 415 404
4 .00% , 8/1/30 ..................................................... 295 279
Missouri Development Finance Board Revenue , 5 .00% , 3/1/24 ...................... 300 301
1,340
Nebraska (2.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , Callable 7/1/29 @ 100.22 .. 6,000 6,156
County of Douglas Revenue , 3 .83% ( MUNIPSA + 53 bps ) , 7/1/35 (a) ................... 7,845 7,753
13,909
Nevada (0.4%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 ............................... 2,500 2,543
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 271
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 285
556
New Jersey (2.1%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 11/1/24 ....................................... 1,000 1,015
New Jersey Building Authority Revenue
Series A , 5 .00% , 6/15/24 ............................................. 1,595 1,611
Series A , 5 .00% , 6/15/24 ............................................. 2,405 2,428
New Jersey Educational Facilities Authority Revenue , Series B , 4 .00% , 9/1/24 ........... 4,730 4,760

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
New Jersey Transportation Trust Fund Authority Revenue , 5 .00% , 6/15/24 .............. $ 5,095 $ 5,144
14,958
New Mexico (1.4%):
City of Farmington Revenue , Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 5,000 3,958
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 795
5 .00% , 6/1/28 ..................................................... 780 813
5 .00% , 6/1/29 ..................................................... 835 878
5 .00% , 6/1/30 ..................................................... 525 556
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 730
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 897
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 326
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (c) ......................................................... 750 721
9,674
New York (14.4%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 245 241
City of Amsterdam, GO , 5 .00% , 3/6/24 , Continuously Callable @100 ................. 2,430 2,431
City of Long Beach, GO
Series A , 4 .00% , 2/16/24 ............................................. 10,000 10,007
Series B , 5 .00% , 9/27/24 ............................................. 8,000 8,059
Series C , 5 .25% , 9/27/24 ............................................. 2,838 2,865
City of Mount Vernon, GO , 6 .50% , 11/7/24 .................................... 3,204 3,250
City of Poughkeepsie, GO
4 .00% , 4/15/24 .................................................... 140 140
5 .13% , 4/26/24 .................................................... 1,500 1,505
4 .00% , 4/15/25 .................................................... 215 214
4 .00% , 4/15/26 .................................................... 230 228
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 3/1/24 1,600 1,607
Long Island Power Authority Revenue
Series B , 1 .65% , 9/1/49 , (Put Date 9/1/24) (b) ............................... 4,500 4,460
Series C , 3 .75% ( MUNIPSA + 45 bps ) , 9/1/38 , Callable 3/1/25 @ 100 (a) ............ 10,500 10,442
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (b) ........................... 1,830 2,035
Series A3 , 4 .26% ( SOFR + 65 bps ) , 11/15/42 (a) .............................. 10,000 9,731
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 4 .41% ( SOFR + 80 bps ) , 11/1/32 , Callable 1/1/26 @ 100 (a) ............... 2,000 1,992
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,299
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,504
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,689
New York State Dormitory Authority Revenue
5 .00% , 12/1/24 (c) .................................................. 1,200 1,196
5 .00% , 12/1/25 (c) .................................................. 1,200 1,194
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .25% , 8/1/50 , Continuously Callable @100 (c) (d) ....................... 4,669 4,669
Niagara Area Development Corp. Revenue , Series B , 3 .50% , 11/1/24 , Continuously Callable
@100 (c) ......................................................... 500 493
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,087
5 .00% , 9/1/27 ..................................................... 1,250 1,330
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 10,000 10,083
Village of Valley Stream, GO , Series A , 4 .50% , 5/10/24 ........................... 5,000 5,004
Village of Washingtonville, GO , 7 .25% , 10/4/24 ................................. 1,200 1,211
101,966
North Carolina (1.0%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................................... 825 809
2 .00% , 11/1/33 , (Put Date 10/1/24) (b) .................................... 825 809
Series A , 1 .38% , 5/1/34 , (Put Date 6/16/25) (b) .............................. 2,000 1,910
North Carolina Medical Care Commission Revenue
2 .88% , 10/1/26 , Continuously Callable @100 ............................... 85 79

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 4 .00% , 10/1/27 ............................................. $ 600 $ 597
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,531
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ 1,250 1,188
6,923
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,257
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,374
2,631
Ohio (3.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... 275 292
5 .00% , 11/15/30 .................................................... 350 375
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 321
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,222
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,396
Ohio Air Quality Development Authority Revenue
2 .40% , 12/1/38 , (Put Date 10/1/29) (b) .................................... 3,250 2,824
Series D , 1 .90% , 5/1/26 , (Put Date 10/1/24) (b) .............................. 3,500 3,409
Ohio Higher Educational Facility Commission Revenue , Series C , 5 .00% , 5/1/24 ......... 1,000 1,007
Port of Greater Cincinnati Development Authority Revenue , Series CO , 5 .00% , 5/1/25 ,
Continuously Callable @100 (c) ......................................... 5,500 5,484
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 989
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 438
5 .00% , 11/15/30 .................................................... 710 747
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 489
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,090
21,083
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,003
Oklahoma Development Finance Authority Revenue
Series B , 5 .00% , 8/15/24 ............................................. 600 599
Series B , 5 .00% , 8/15/25 ............................................. 550 549
6,151
Oregon (0.2%):
County of Yamhill Revenue , Series A , 4 .00% , 10/1/24 ............................. 425 423
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 158
Series A , 5 .00% , 10/1/29 ............................................. 300 318
Series A , 5 .00% , 10/1/30 ............................................. 300 320
1,219
Pennsylvania (5.0%):
Bethlehem Area School District Authority Revenue , Series A , 3 .96% ( SOFR + 35 bps ) , 1/1/30 ,
Callable 11/1/24 @ 100 (a) ............................................ 995 980
Chester County IDA Revenue , 3 .75% , 10/1/24 .................................. 130 129
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 8/1/24 ..................................................... 1,000 1,011
5 .00% , 8/1/25 ..................................................... 800 823
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,079
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,874
5 .00% , 7/1/29 ..................................................... 2,000 2,168
Delaware County Authority Revenue
5 .00% , 10/1/24 .................................................... 505 507
5 .00% , 10/1/25 .................................................... 525 529
5 .00% , 10/1/30 .................................................... 1,200 1,234
Geisinger Authority Revenue , Series B , 4 .73% ( US0001M + 107 bps ) , 6/1/28 , (Put Date
6/1/24) (a) (b) ...................................................... 7,000 7,024
General Authority of Southcentral Pennsylvania Revenue , Series B , 3 .90%
( MUNIPSA + 60 bps ) , 6/1/49 , (Put Date 6/1/24) (a) (b) .......................... 6,000 5,967
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 137

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 3/1/29 ..................................................... $ 175 $ 178
5 .00% , 3/1/30 ..................................................... 150 153
5 .00% , 3/1/31 ..................................................... 175 179
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 570
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 519
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,038
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 ........................ 2,500 2,538
Northampton County General Purpose Authority Revenue , 4 .86% ( US0001M + 104 bps ) ,
8/15/48 , (Put Date 8/15/24) (a) (b) ........................................ 1,855 1,855
Pennsylvania Turnpike Commission Revenue , 4 .15% ( MUNIPSA + 85 bps ) , 7/15/41 , Callable
7/15/25 @ 100 (a) ................................................... 2,500 2,522
Philadelphia IDA Revenue
5 .00% , 6/15/28 (c) .................................................. 210 209
5 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 220 220
5 .00% , 6/15/30 , Continuously Callable @100 (c) ............................. 145 145
The Berks County Municipal Authority Revenue , Series B , 5 .00% , 2/1/40 , (Put Date 2/1/30) (b) 1,700 1,005
35,593
South Carolina (1.7%):
Patriots Energy Group Financing Agency Revenue , Series B , 4 .52% ( US0001M + 86 bps ) ,
10/1/48 , (Put Date 2/1/24) (a) (b) ........................................ 10,000 9,953
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,254
12,207
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
4 .30% , 11/1/25 , Continuously Callable @100 (d) ............................. 645 645
4 .30% , 11/1/27 , Continuously Callable @100 (d) ............................. 1,230 1,230
1,875
Tennessee (1.5%):
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/24 ............................................. 500 504
Series A , 5 .25% , 12/1/25 ............................................. 550 559
Series A , 4 .00% , 12/1/51 , Callable 6/1/28 @ 100.68 .......................... 4,130 4,066
Series A , 5 .50% , 10/1/53 , Callable 9/1/30 @ 100.1 ........................... 5,000 5,198
10,327
Texas (6.0%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , Callable 12/1/25 @ 100 .... 2,750 2,847
City of San Antonio Electric & Gas Systems Revenue , 4 .17% ( MUNIPSA + 87 bps ) , 2/1/48 ,
Callable 6/1/25 @ 100 (a) ............................................. 5,000 5,016
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 913
5 .00% , 8/15/31 .................................................... 680 713
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 472
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 972
Decatur Hospital Authority Revenue , Series A , 5 .00% , 9/1/24 ....................... 780 783
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (b) ..................................... 1,400 1,459
Series C-2 , 3 .87% ( MUNIPSA + 57 bps ) , 12/1/49 , (Put Date 12/4/24) (a) (b) ........... 1,670 1,666
Karnes County Hospital District Revenue , 5 .00% , 2/1/24 ........................... 660 662
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 303
4 .00% , 4/1/29 ..................................................... 405 412
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 357
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/23 (g) ............................................ 1,250 1,127
Series A , 5 .00% , 7/1/24 (g) ............................................ 2,300 2,074
Series A , 5 .00% , 7/1/25 (g) ............................................ 2,135 1,925
Port of Port Arthur Navigation District Revenue
Series A , 3 .35% , 4/1/40 , Continuously Callable @100 (d) ...................... 1,015 1,015
Series B , 3 .35% , 4/1/40 , Continuously Callable @100 (d) ...................... 2,400 2,400
Series C , 3 .00% , 4/1/40 , Continuously Callable @100 (d) ...................... 13,355 13,355
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,049

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... $ 2,355 $ 2,402
42,922
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 421
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 215
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,009
1,645
Virginia (1.4%):
Halifax County IDA Revenue , 1 .65% , 12/1/41 .................................. 1,500 1,487
James City County Economic Development Authority Revenue , Series A , 4 .00% , 12/1/30 ,
Continuously Callable @103 ........................................... 220 203
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 3 .25% , 6/1/63 , Callable 7/1/40 @ 100 (c) (d) .............. 1,880 1,880
Marquis Community Development Authority of York County Revenue , 7 .50% , 9/1/45 (c) (g) .. 1,074 468
Marquis Community Development Authority of York County Tax Allocation
Series A , 5 .10% , 9/1/36 (g) ............................................ 3,506 1,528
Series C , 9/1/41 (e) .................................................. 5,111 13
Peninsula Ports Authority Revenue , 3 .80% , 10/1/33 .............................. 1,810 1,802
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,583
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,325
10,289
Washington (2.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,047
5 .00% , 8/15/27 .................................................... 2,175 2,251
Series B-2 , 4 .70% ( MUNIPSA + 140 bps ) , 1/1/35 , Callable 7/1/24 @ 100 (a) .......... 10,000 10,007
Series B-3 , 5 .00% , 8/1/49 , Callable 2/1/26 @ 100 ............................ 1,000 1,026
Washington State Housing Finance Commission Revenue
Series A , 5 .00% , 7/1/24 .............................................. 355 357
Series A , 5 .00% , 7/1/25 .............................................. 345 350
Series A , 5 .00% , 7/1/26 .............................................. 290 298
Series B2 , 4 .00% , 7/1/26 , Continuously Callable @100 ........................ 4,500 4,500
20,836
Wisconsin (1.9%):
Public Finance Authority Revenue
4 .00% , 3/1/24 (c) ................................................... 1,010 1,006
4 .00% , 9/1/24 (c) ................................................... 325 323
4 .00% , 3/1/25 (c) ................................................... 1,075 1,056
4 .00% , 3/1/26 (c) ................................................... 1,510 1,463
4 .00% , 3/1/27 (c) ................................................... 795 759
4 .00% , 3/1/28 (c) ................................................... 840 788
3 .25% , 1/1/30 ..................................................... 1,795 1,692
5 .00% , 4/1/30 (c) ................................................... 500 498
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/24 ..................................................... 160 160
4 .00% , 1/1/25 ..................................................... 205 200
4 .00% , 1/1/26 ..................................................... 345 327
4 .00% , 3/15/30 .................................................... 400 402
Series B , 4 .00% , 9/15/24 ............................................. 100 100
Series B , 4 .00% , 9/15/26 ............................................. 110 109
Series B , 4 .00% , 9/15/27 ............................................. 140 139
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 195
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 294
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 307
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 300
Series B-2 , 5 .00% , 2/15/51 , (Put Date 2/15/27) (b) ............................ 2,000 2,030

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series C4 , 3 .95% ( MUNIPSA + 65 bps ) , 8/15/54 , (Put Date 7/31/24) (a) (b) ........... $ 1,700 $ 1,697
13,845
Total Municipal Bonds (Cost $724,625)
a
a
a
697,053
Total Investments (Cost $724,625) — 98.2% 697,053
Other assets in excess of liabilities — 1.8% 12,717
NET ASSETS - 100.00% $ 709,770
(a) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2023.
(b) Put Bond.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$36,164 (thousands) and amounted to 5.1% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Amount represents less than 0.05% of net assets.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of November 30, 2023, based on the last reset date of the security.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
November 30, 2023
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.1%)
Virginia (90.5%):
Albemarle County Economic Development Authority Revenue , Series B , 2 .30% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 2,400 $ 2,400
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,248
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 850 850
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,933
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,861
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,504
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,226
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,394
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 707
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 751
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,347
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 3,420 3,466
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,831
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,440
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 7/1/41 , Continuously Callable @100 .......................... 5,000 5,125
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 955
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,697
City of Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,800
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,100
City of Lynchburg, GO , 4 .00% , 6/1/44 , Continuously Callable @100 .................. 5,000 4,955
City of Norfolk, GO
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 2,040 2,103
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,535 1,568
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 1,007
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,235
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,026
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,114
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,786
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 9,379
Fairfax County Economic Development Authority Revenue
5 .00% , 4/1/47 , Continuously Callable @100 ............................... 4,000 4,130
Series A , 5 .00% , 10/1/29 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,032
Series A , 5 .00% , 10/1/30 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,032
Series A , 5 .00% , 10/1/31 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,032
Series A , 5 .00% , 10/1/32 , Pre-refunded 10/1/24 @ 100 ........................ 1,500 1,524
Series A , 5 .00% , 12/1/32 , Pre-refunded 12/1/23 @ 100 ........................ 1,500 1,500
Series A , 5 .00% , 10/1/33 , Pre-refunded 10/1/24 @ 100 ........................ 2,200 2,235
Series A , 5 .00% , 10/1/34 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,032
Series A , 5 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,250 2,330
Series A , 4 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,750 2,825
Series A , 5 .00% , 12/1/42 , Pre-refunded 12/1/23 @ 100 ........................ 2,800 2,800
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,741
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,415
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 ,
Continuously Callable @103 ........................................... 6,000 6,418
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 6,216
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,540

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... $ 5,000 $ 4,896
Henrico County Economic Development Authority Revenue
5 .00% , 6/1/24 , Continuously Callable @100 ............................... 1,200 1,200
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 138
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,555
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 457
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 629
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,250
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,024
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 6,700 6,692
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 756
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 7,474
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (b) ...................... 690 607
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 645 540
Series C , 6 .05% , 3/1/54 , Continuously Callable @100 (b) ...................... 2,599 1,033
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 716
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 873
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,038
Loudoun County Economic Development Authority Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,135 1,159
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 800 817
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 775 791
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 805 822
Series E , 3 .31% , 2/15/38 , Callable 1/2/24 @ 100 (a) .......................... 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 3 .25% , 6/1/63 , Callable 7/1/40 @ 100 (a) (c) .............. 3,600 3,600
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,279
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,085
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,000
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 12,920 11,165
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,273
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 2 .47% , 1/1/47 , Continuously Callable @100 (a) ....................... 1,800 1,800
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,016
Marquis Community Development Authority of York County Revenue , 7 .50% , 9/1/45 (b) (c) .. 1,093 476
Marquis Community Development Authority of York County Tax Allocation
Series B , 5 .63% , 9/1/41 (b) ............................................ 3,532 1,539
Series C , 9/1/41 (d) .................................................. 5,389 13
Montgomery County Economic Development Authority Revenue
Series A , 4 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,125 1,155
Series A , 4 .00% , 6/1/38 , Continuously Callable @100 ......................... 1,750 1,777
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,929
Norfolk Economic Development Authority Revenue
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (e) ............................. 1,600 1,755
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,719
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,136
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,115
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,181
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 888
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,306
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 4,000 3,954
Rappahannock Regional Jail Authority Revenue , 5 .00% , 10/1/35 , Pre-refunded 10/1/25 @ 100 1,165 1,208
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,509
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,688

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... $ 1,640 $ 1,693
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,092
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 952
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,110
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 233
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 207
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 227
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 635
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 876
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 6,081
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,423
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously
Callable @100 ..................................................... 5,000 4,725
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... 4,000 4,181
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 5,000 4,916
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,503
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 2,977
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,318
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 2,761
Series A , 5 .00% , 5/1/29 , Continuously Callable @100 ......................... 1,795 1,810
Virginia College Building Authority Revenue
5 .00% , 6/1/24 ..................................................... 225 226
5 .00% , 6/1/25 ..................................................... 250 252
5 .00% , 6/1/26 ..................................................... 250 254
5 .00% , 6/1/27 ..................................................... 275 282
5 .00% , 6/1/28 ..................................................... 295 305
5 .00% , 6/1/29 ..................................................... 300 313
5 .00% , 6/1/30 ..................................................... 325 341
5 .00% , 6/1/31 ..................................................... 300 317
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 981
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 554
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 658
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 879
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,245
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 853
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 745
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 822
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,926
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,369
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp) , 3 .25% , 8/1/34 , Callable
1/3/24 @ 100 (a) .................................................... 1,200 1,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.) , 2 .40% , 11/1/36 ,
Continuously Callable @100 (a) ......................................... 100 100
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue , 4 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 5,195 5,049
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,626
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,945
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 10,026
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,050
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,639
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 759
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 373
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,378
Virginia Housing Development Authority Revenue
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 7,000 5,778

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ $ 1,500 $ 1,462
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,069
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,066
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,055
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,788
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,014
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,299
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 569
Virginia Public School Authority Revenue , 5 .00% , 8/1/24 .......................... 10,000 10,127
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,547
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,458
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,030
Series B , 5 .25% , 11/1/47 , Continuously Callable @100 ........................ 2,330 2,609
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 787
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 12,800 11,385
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,165
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,473
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 13,772
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,610
5 .00% , 12/1/35 , Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,645
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,031
5 .00% , 12/1/38 , Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,065
Winchester Economic Development Authority Revenue
5 .00% , 1/1/44 , Continuously Callable @100 ............................... 3,250 3,296
Series A , 5 .00% , 1/1/44 , Pre-refunded  1/1/24 @ 100 ......................... 3,250 3,255
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 ............................. 2,500 2,368
476,868
District of Columbia (2.8%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,549
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,309
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (d) ............................ 5,500 4,298
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,483
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,163
14,802
Guam (4.8%):
Guam Government Waterworks Authority Revenue
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,000 1,031
5 .00% , 7/1/40 , Continuously Callable @100 ............................... 3,250 3,311
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 2,850 2,867
Series A , 5 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,011
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 500 504
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,068
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,547
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/39 , Continuously Callable @100 ........................ 750 762
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,008
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,527
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 205
Series A , 5 .00% , 11/1/28 .............................................. 250 257
Series A , 5 .00% , 11/1/29 .............................................. 250 258
Series A , 5 .00% , 11/1/30 .............................................. 250 258
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,041
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,216

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2023
Security Description
Principal Amount
(000)
Value
(000)
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... $ 2,000 $ 2,002
Series F , 5 .00% , 1/1/31 ............................................... 500 518
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 892
25,283
Total Municipal Bonds (Cost $558,870)
a
a
a
516,953
Total Investments (Cost $558,870) — 98.1% 516,953
Other assets in excess of liabilities — 1.9% 10,088
NET ASSETS - 100.00% $ 527,041
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2023, the fair value of these securities was
$4,076 (thousands) and amounted to 0.8% of net assets.
(d) Zero-coupon bond.
(e) Put Bond.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.